                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ANNUAL REPORT


[TCW GALILEO FUNDS LOGO]


TCW GALILEO FUNDS


US EQUITY FUNDS


AGGRESSIVE GROWTH EQUITIES

CONVERTIBLE SECURITIES

DIVERSIFIED VALUE

FOCUSED LARGE CAP VALUE

GROWTH INSIGHTS

INCOME + GROWTH

LARGE CAP GROWTH

LARGE CAP VALUE

OPPORTUNITY

SELECT EQUITIES

SMALL CAP GROWTH

SMALL CAP VALUE

TECHNOLOGY

VALUE OPPORTUNITIES


OCTOBER 31, 2003

US EQUITIES

TCW Galileo Funds, Inc.

                                                                October 31, 2003

Table of Contents

Letter to Shareholders                                                                                       1

Management Discussions                                                                                       2

Schedules of Investments:

   TCW Galileo Aggressive Growth Equities Fund                                                              24

   TCW Galileo Convertible Securities Fund                                                                  27

   TCW Galileo Diversified Value Fund                                                                       32

   TCW Galileo Focused Large Cap Value Fund                                                                 35

   TCW Galileo Growth Insights Fund                                                                         37

   TCW Galileo Income + Growth Fund                                                                         40

   TCW Galileo Large Cap Growth Fund                                                                        43

   TCW Galileo Large Cap Value Fund                                                                         46

   TCW Galileo Opportunity Fund                                                                             50

   TCW Galileo Select Equities Fund                                                                         55

   TCW Galileo Small Cap Growth Fund                                                                        58

   TCW Galileo Small Cap Value Fund                                                                         62

   TCW Galileo Technology Fund                                                                              68

   TCW Galileo Value Opportunities Fund                                                                     70

Statements of Assets and Liabilities                                                                        74

Statements of Operations                                                                                    78

Statements of Changes in Net Assets                                                                         82

Notes to Financial Statements                                                                               89

Financial Highlights                                                                                       104

Independent Auditors' Report                                                                               133

Tax Information Notice                                                                                     134

Directors and Officers                                                                                     135

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US EQUITIES

[TCW GALILEO FUNDS LOGO]

To Our Shareholders

We are pleased to submit the October 31, 2003 annual reports for the TCW Galileo Funds.

In addition to providing an update on the performance of your funds, in this year's annual report we feel it is important to offer our perspective on the issues currently surrounding the mutual fund industry.

TCW is very concerned by the revelations of illegal trading practices at a number of prominent mutual fund companies. Coming from an institutional background, we take our fiduciary responsibility seriously. Our commitment to act in the best interests of our shareholders runs through everything we do, from the way we design our investment processes, to our technology infrastructure and above all, our trading policies, practices and compliance systems.

In this regard, we have long had in place an array of measures to discourage market-timing and other short-term trading strategies with the potential of disadvantaging long-term investors. These measures are actively enforced. Over the past few years, TCW has terminated hundreds of accounts which we believed were attempting to engage in market-timing and other practices contrary to the best interests of long-term investors in our funds.

We want our investors to know that none of our mutual funds were named in any of the initial regulatory complaints. Nonetheless, since this scandal first broke in early September, we have been conducting our own top-to-bottom review of our mutual fund trading policies and practices to ensure they continue to conform to industry best practices.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness. On the following pages we have provided a discussion and analysis of each fund's investment performance as well as graphical analysis of each fund's performance since inception.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.


/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

November 28, 2003

TCW Galileo Aggressive Growth Equities Fund

Management Discussions

For the year ended October 31, 2003, the TCW Galileo Aggressive Growth Equities Fund (the "Fund") had a positive return of 48.08% on its I Class shares and 47.60% on its N Class shares. The K Class shares returned 48.08% for the period November 1, 2002 (commencement of offering K Class shares) through October 31, 2003. The performance of the Fund's three classes varies because of differing expenses. The Fund outperformed its benchmark which returned 30.73%.

Much of the Fund's outperformance relative to the benchmark and its peers was due to its investments in the Information Technology (IT) sector. Over the twelve months, the Fund was overweight relative to the benchmark in the IT sector. As this was the best performing sector in the benchmark, this contributed positively to relative performance. Furthermore, favorable stock selection significantly contributed to performance, as our IT investments on average outperformed the industry. By far, the best relative performance and the best security selection within the IT sector was in the internet software and services industry, containing investments such as Yahoo and Expedia. The Fund's investments in the semiconductor equipment and communications equipment industries also contributed to positive performance.

Superior stock selection in the consumer discretionary sector also contributed to the Fund's outperformance. Particularly strong were our investments in Internet retailers Amazon.com and Ebay. Our stock selection within the media industry was mixed, with our position in EchoStar favorably impacting performance, offset by lackluster performance among many of our radio investments.

The year ended October 31, 2003 saw a strong recovery in the U.S. equity markets, following a severe three-year bear market. Through good stock selection and favorable sector weightings, the Fund was able to deliver good absolute and relative performance.

[CHART]

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

            1-YEAR          3-YEAR         5-YEAR       SINCE INCEPTION
            48.08%         (24.64)%         5.82%            13.57%

                           FUND               S&P MIDCAP 400 W/INCOME
INCEPTION 11/1/1994*       $  2,000                  $  2,000
             Nov-94        $  1,947                  $  1,910
             Dec-94        $  2,048                  $  1,927
             Jan-95        $  2,020                  $  1,947
             Feb-95        $  2,119                  $  2,049
             Mar-95        $  2,210                  $  2,085
             Apr-95        $  2,196                  $  2,127
             May-95        $  2,226                  $  2,178
             Jun-95        $  2,441                  $  2,267
             Jul-95        $  2,704                  $  2,385
             Aug-95        $  2,769                  $  2,429
             Sep-95        $  2,924                  $  2,488
             Oct-95        $  3,055                  $  2,424
             Nov-95        $  3,176                  $  2,530
             Dec-95        $  3,291                  $  2,524
             Jan-96        $  3,341                  $  2,560
             Feb-96        $  3,439                  $  2,647
             Mar-96        $  3,616                  $  2,679
             Apr-96        $  4,008                  $  2,761
             May-96        $  4,174                  $  2,798
             Jun-96        $  3,982                  $  2,756
             Jul-96        $  3,519                  $  2,570
             Aug-96        $  3,694                  $  2,718
             Sep-96        $  3,991                  $  2,836
             Oct-96        $  3,836                  $  2,845
             Nov-96        $  3,857                  $  3,005
             Dec-96        $  3,698                  $  3,008
             Jan-97        $  3,819                  $  3,121
             Feb-97        $  3,364                  $  3,096
             Mar-97        $  2,960                  $  2,964
             Apr-97        $  3,026                  $  3,041
             May-97        $  3,481                  $  3,307
             Jun-97        $  3,652                  $  3,400
             Jul-97        $  4,020                  $  3,736
             Aug-97        $  3,915                  $  3,732
             Sep-97        $  4,249                  $  3,946
             Oct-97        $  3,924                  $  3,775
             Nov-97        $  3,928                  $  3,831
             Dec-97        $  4,166                  $  3,979
             Jan-98        $  4,078                  $  3,904
             Feb-98        $  4,500                  $  4,227
             Mar-98        $  4,830                  $  4,418
             Apr-98        $  4,892                  $  4,498
             May-98        $  4,600                  $  4,296
             Jun-98        $  5,239                  $  4,323
             Jul-98        $  5,076                  $  4,155
             Aug-98        $  3,999                  $  3,382
             Sep-98        $  4,604                  $  3,698
             Oct-98        $  4,738                  $  4,028
             Nov-98        $  5,602                  $  4,229
             Dec-98        $  6,803                  $  4,740
             Jan-99        $  7,861                  $  4,555
             Feb-99        $  7,560                  $  4,317
             Mar-99        $  8,741                  $  4,437
             Apr-99        $  9,461                  $  4,787
             May-99        $  8,835                  $  4,808
             Jun-99        $  9,691                  $  5,066
             Jul-99        $  8,788                  $  4,958
             Aug-99        $  9,160                  $  4,788
             Sep-99        $  9,362                  $  4,640
             Oct-99        $ 10,482                  $  4,877
             Nov-99        $ 12,185                  $  5,133
             Dec-99        $ 15,482                  $  5,438
             Jan-00        $ 15,221                  $  5,285
             Feb-00        $ 18,678                  $  5,654
             Mar-00        $ 17,300                  $  6,128
             Apr-00        $ 14,903                  $  5,914
             May-00        $ 13,216                  $  5,840
             Jun-00        $ 16,214                  $  5,926
             Jul-00        $ 15,388                  $  6,019
             Aug-00        $ 17,811                  $  6,691
             Sep-00        $ 16,913                  $  6,645
             Oct-00        $ 14,689                  $  6,420
             Nov-00        $ 10,328                  $  5,936
             Dec-00        $ 10,326                  $  6,390
             Jan-01        $ 10,936                  $  6,532
             Feb-01        $  8,029                  $  6,159
             Mar-01        $  6,532                  $  5,701
             Apr-01        $  8,182                  $  6,330
             May-01        $  8,084                  $  6,478
             Jun-01        $  8,024                  $  6,451
             Jul-01        $  7,245                  $  6,355
             Aug-01        $  6,347                  $  6,147
             Sep-01        $  4,823                  $  5,383
             Oct-01        $  5,520                  $  5,621
             Nov-01        $  6,385                  $  6,039
             Dec-01        $  6,744                  $  6,351
             Jan-02        $  6,527                  $  6,318
             Feb-02        $  5,846                  $  6,326
             Mar-02        $  6,320                  $  6,778
             Apr-02        $  5,748                  $  6,746
             May-02        $  5,318                  $  6,632
             Jun-02        $  4,545                  $  6,147
             Jul-02        $  4,055                  $  5,551
             Aug-02        $  3,941                  $  5,579
             Sep-02        $  3,713                  $  5,130
             Oct-02        $  4,246                  $  5,352
             Nov-02        $  4,856                  $  5,662
             Dec-02        $  4,349                  $  5,429
             Jan-03        $  4,464                  $  5,270
             Feb-03        $  4,447                  $  5,145
             Mar-03        $  4,649                  $  5,188
             Apr-03        $  5,144                  $  5,565
             May-03        $  5,607                  $  6,026
             Jun-03        $  5,607                  $  6,103
             Jul-03        $  5,857                  $  6,320
             Aug-03        $  6,217                  $  6,606
             Sep-03        $  5,825                  $  6,505
             Oct-03        $  6,287                  $  6,997

* VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.


(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR             3-YEAR            SINCE INCEPTION
     47.60%            (24.96)%               (4.22)%

                           FUND               S&P MIDCAP 400 W/INCOME
INCEPTION 3/1/1999         $  2,000                  $  2,000
            Mar-99         $  2,311                  $  2,056
            Apr-99         $  2,502                  $  2,218
            May-99         $  2,336                  $  2,228
            Jun-99         $  2,563                  $  2,347
            Jul-99         $  2,324                  $  2,297
            Aug-99         $  2,422                  $  2,218
            Sep-99         $  2,475                  $  2,150
            Oct-99         $  2,770                  $  2,259
            Nov-99         $  3,220                  $  2,378
            Dec-99         $  4,091                  $  2,519
            Jan-00         $  4,020                  $  2,448
            Feb-00         $  4,932                  $  2,620
            Mar-00         $  4,567                  $  2,839
            Apr-00         $  3,933                  $  2,740
            May-00         $  3,487                  $  2,706
            Jun-00         $  4,277                  $  2,745
            Jul-00         $  4,058                  $  2,789
            Aug-00         $  4,696                  $  3,100
            Sep-00         $  4,458                  $  3,079
            Oct-00         $  3,870                  $  2,975
            Nov-00         $  2,720                  $  2,750
            Dec-00         $  2,717                  $  2,960
            Jan-01         $  2,877                  $  3,026
            Feb-01         $  2,112                  $  2,854
            Mar-01         $  1,717                  $  2,641
            Apr-01         $  2,149                  $  2,933
            May-01         $  2,123                  $  3,001
            Jun-01         $  2,106                  $  2,989
            Jul-01         $  1,901                  $  2,944
            Aug-01         $  1,665                  $  2,848
            Sep-01         $  1,265                  $  2,494
            Oct-01         $  1,446                  $  2,604
            Nov-01         $  1,672                  $  2,798
            Dec-01         $  1,765                  $  2,942
            Jan-02         $  1,708                  $  2,927
            Feb-02         $  1,530                  $  2,931
            Mar-02         $  1,652                  $  3,140
            Apr-02         $  1,504                  $  3,126
            May-02         $  1,392                  $  3,073
            Jun-02         $  1,188                  $  2,848
            Jul-02         $  1,060                  $  2,572
            Aug-02         $  1,030                  $  2,585
            Sep-02         $    969                  $  2,377
            Oct-02         $  1,108                  $  2,480
            Nov-02         $  1,268                  $  2,623
            Dec-02         $  1,135                  $  2,515
            Jan-03         $  1,164                  $  2,442
            Feb-03         $  1,160                  $  2,384
            Mar-03         $  1,211                  $  2,404
            Apr-03         $  1,341                  $  2,578
            May-03         $  1,461                  $  2,792
            Jun-03         $  1,461                  $  2,828
            Jul-03         $  1,524                  $  2,928
            Aug-03         $  1,618                  $  3,061
            Sep-03         $  1,515                  $  3,014
            Oct-03         $  1,635                  $  3,242

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

              TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND - K CLASS

CUMULATIVE TOTAL RETURN

                    SINCE INCEPTION
                         48.08%

                           FUND               S&P MIDCAP 400 W/INCOME
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,287                  $  2,116
             Dec-02        $  2,049                  $  2,029
             Jan-03        $  2,103                  $  1,969
             Feb-03        $  2,095                  $  1,923
             Mar-03        $  2,190                  $  1,939
             Apr-03        $  2,423                  $  2,080
             May-03        $  2,641                  $  2,252
             Jun-03        $  2,641                  $  2,281
             Jul-03        $  2,759                  $  2,362
             Aug-03        $  2,928                  $  2,469
             Sep-03        $  2,744                  $  2,431
             Oct-03        $  2,962                  $  2,615

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Convertible Securities Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Convertible Securities Fund (the "Fund") had a positive return of 23.92%. The Fund underperformed its benchmark which returned 30.04%.

The underperformance of the Fund versus its benchmark was caused primarily by two factors. First, the benchmark is currently weighted approximately two-thirds sub-investment grade while the Fund has maintained an average investment grade rating throughout the year. The strength in the high yield market helped the benchmark due to its lower credit quality. This is shown by the Citigroup High Yield Cash Pay Index returning +35.3% versus the Lehman Gov't./Corp. Index returning +6.2%. Second, the significant rebound in small capitalization stocks hurt our performance as the Fund holds a higher proportion of mid and large capitalization companies. This was evident by the returns of the S&P 500 +20.8% versus the Russell 2000 Index +41.4%.

A number of macroeconomic factors affected performance of the equity markets over the course of the year. Concerns over the war with Iraq combined with the North Korean resumption of nuclear activities and the negative outlook in key economic indicators slowed the markets recovery in the first half of the year. Once these macro issues stabilized, the economy surged forward, signaling an end to the bear market.

The Fund has a diversified portfolio that typically consists of more than 60 securities at any given time. Holdings in Tyco, Ford, airlines, semiconductors, consumer leisure/entertainment and financials have helped the Fund's performance with above average returns. Currently, the Fund is underweight in oil services sector and overweight in media/advertising sector. Compared to historical norms, the Fund currently has above average sensitivity to the stock market and a current yield of approximately 4% reflecting the low interest rate environment.

[CHART]

                TCW GALILEO CONVERTIBLE SECURITIES FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

       1-YEAR             3-YEAR             5-YEAR              10-YEAR
       23.92%             (9.88)%             4.85%               7.43%

                           FUND               FIRST BOSTON CONV. SEC. INDEX
Oct-93                     $  2,000                  $  2,000
Nov-93                     $  1,974                  $  1,970
Dec-93                     $  2,033                  $  2,002
Jan-94                     $  2,103                  $  2,060
Feb-94                     $  2,078                  $  2,027
Mar-94                     $  1,983                  $  1,944
Apr-94                     $  1,951                  $  1,909
May-94                     $  1,951                  $  1,913
Jun-94                     $  1,919                  $  1,891
Jul-94                     $  1,945                  $  1,945
Aug-94                     $  2,002                  $  1,983
Sep-94                     $  1,985                  $  1,948
Oct-94                     $  1,977                  $  1,965
Nov-94                     $  1,922                  $  1,893
Dec-94                     $  1,897                  $  1,908
Jan-95                     $  1,901                  $  1,905
Feb-95                     $  1,945                  $  1,968
Mar-95                     $  2,005                  $  2,020
Apr-95                     $  2,056                  $  2,066
May-95                     $  2,098                  $  2,126
Jun-95                     $  2,166                  $  2,204
Jul-95                     $  2,255                  $  2,282
Aug-95                     $  2,265                  $  2,306
Sep-95                     $  2,298                  $  2,340
Oct-95                     $  2,231                  $  2,269
Nov-95                     $  2,315                  $  2,347
Dec-95                     $  2,326                  $  2,360
Jan-96                     $  2,373                  $  2,413
Feb-96                     $  2,435                  $  2,477
Mar-96                     $  2,440                  $  2,498
Apr-96                     $  2,486                  $  2,556
May-96                     $  2,527                  $  2,613
Jun-96                     $  2,483                  $  2,552
Jul-96                     $  2,378                  $  2,452
Aug-96                     $  2,493                  $  2,543
Sep-96                     $  2,596                  $  2,610
Oct-96                     $  2,565                  $  2,626
Nov-96                     $  2,668                  $  2,708
Dec-96                     $  2,675                  $  2,687
Jan-97                     $  2,748                  $  2,773
Feb-97                     $  2,689                  $  2,758
Mar-97                     $  2,624                  $  2,701
Apr-97                     $  2,635                  $  2,728
May-97                     $  2,765                  $  2,855
Jun-97                     $  2,908                  $  2,938
Jul-97                     $  3,036                  $  3,099
Aug-97                     $  3,042                  $  3,101
Sep-97                     $  3,192                  $  3,232
Oct-97                     $  3,148                  $  3,144
Nov-97                     $  3,156                  $  3,125
Dec-97                     $  3,191                  $  3,142
Jan-98                     $  3,221                  $  3,141
Feb-98                     $  3,409                  $  3,282
Mar-98                     $  3,517                  $  3,400
Apr-98                     $  3,511                  $  3,430
May-98                     $  3,439                  $  3,332
Jun-98                     $  3,472                  $  3,349
Jul-98                     $  3,447                  $  3,273
Aug-98                     $  3,031                  $  2,871
Sep-98                     $  3,113                  $  2,918
Oct-98                     $  3,232                  $  3,023
Nov-98                     $  3,417                  $  3,167
Dec-98                     $  3,590                  $  3,348
Jan-99                     $  3,758                  $  3,457
Feb-99                     $  3,645                  $  3,337
Mar-99                     $  3,732                  $  3,478
Apr-99                     $  3,847                  $  3,619
May-99                     $  3,817                  $  3,586
Jun-99                     $  4,020                  $  3,740
Jul-99                     $  3,974                  $  3,691
Aug-99                     $  3,967                  $  3,702
Sep-99                     $  4,000                  $  3,712
Oct-99                     $  4,189                  $  3,840
Nov-99                     $  4,507                  $  4,135
Dec-99                     $  4,992                  $  4,763
Jan-00                     $  5,118                  $  4,692
Feb-00                     $  5,673                  $  5,184
Mar-00                     $  5,843                  $  5,073
Apr-00                     $  5,614                  $  4,825
May-00                     $  5,243                  $  4,567
Jun-00                     $  5,799                  $  4,863
Jul-00                     $  5,605                  $  4,716
Aug-00                     $  6,158                  $  5,079
Sep-00                     $  5,891                  $  5,007
Oct-00                     $  5,596                  $  4,777
Nov-00                     $  4,788                  $  4,199
Dec-00                     $  4,926                  $  4,391
Jan-01                     $  5,399                  $  4,649
Feb-01                     $  4,715                  $  4,293
Mar-01                     $  4,457                  $  4,118
Apr-01                     $  4,823                  $  4,395
May-01                     $  4,723                  $  4,370
Jun-01                     $  4,631                  $  4,288
Jul-01                     $  4,468                  $  4,203
Aug-01                     $  4,261                  $  4,096
Sep-01                     $  3,861                  $  3,816
Oct-01                     $  4,008                  $  3,911
Nov-01                     $  4,294                  $  4,049
Dec-01                     $  4,382                  $  4,108
Jan-02                     $  4,265                  $  4,056
Feb-02                     $  4,084                  $  3,934
Mar-02                     $  4,265                  $  4,102
Apr-02                     $  4,110                  $  4,022
May-02                     $  3,978                  $  3,984
Jun-02                     $  3,599                  $  3,755
Jul-02                     $  3,257                  $  3,520
Aug-02                     $  3,345                  $  3,543
Sep-02                     $  3,202                  $  3,437
Oct-02                     $  3,305                  $  3,535
Nov-02                     $  3,540                  $  3,816
Dec-02                     $  3,446                  $  3,774
Jan-03                     $  3,489                  $  3,855
Feb-03                     $  3,441                  $  3,861
Mar-03                     $  3,475                  $  3,918
Apr-03                     $  3,697                  $  4,124
May-03                     $  3,865                  $  4,307
Jun-03                     $  3,880                  $  4,335
Jul-03                     $  3,928                  $  4,355
Aug-03                     $  3,943                  $  4,426
Sep-03                     $  3,953                  $  4,451
Oct-03                     $  4,096                  $  4,596

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo Diversified Value Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Diversified Value Fund (the "Fund") had a positive return of 29.99%. The Fund outperformed its benchmark which returned 22.87%.

For the year ended October 31, 2003, returns within the information technology, basic materials and consumer discretionary sectors were the strongest positive contributors to performance. The industrials and utilities sector holdings also contributed positively for the period. Overweighting retailers, copper producers and healthcare names contributed positively to performance. Within the financial services sector, owning credit card issuers also added positively to performance. Publishers and oil services companies detracted from performance. Strong stock selection in the technology sector and the consumer cyclicals sector aided overall performance.

During the period under review, growth companies and higher beta names were in favor as the economy rebounded from the last two and a half year slowdown. Over the timeframe of this report, the Fund was focused on attractively valued stocks with a fundamental catalyst for growth. Overweighting special situation retailers within the consumer discretionary sector contributed to outperformance. An overweighting in base metals and fertilizers in the basic materials sector all added value. The Fund remains committed to our strategy of finding valued stocks poised for growth.

[CHART]

                  TCW GALILEO DIVERSIFIED VALUE FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

        1-YEAR           3-YEAR            5-YEAR          SINCE INCEPTION
        29.99%            0.02%             4.02%                3.21%

                           FUND               RUSSELL 1000 VALUE INDEX
INCEPTION 1/2/1998*        $  2,000                  $  2,000
            Jan-98         $  1,954                  $  1,972
            Feb-98         $  2,094                  $  2,104
            Mar-98         $  2,187                  $  2,233
            Apr-98         $  2,219                  $  2,248
            May-98         $  2,173                  $  2,215
            Jun-98         $  2,102                  $  2,243
            Jul-98         $  1,963                  $  2,204
            Aug-98         $  1,614                  $  1,876
            Sep-98         $  1,757                  $  1,983
            Oct-98         $  1,975                  $  2,137
            Nov-98         $  1,918                  $  2,236
            Dec-98         $  1,935                  $  2,313
            Jan-99         $  1,870                  $  2,331
            Feb-99         $  1,830                  $  2,298
            Mar-99         $  1,979                  $  2,346
            Apr-99         $  2,238                  $  2,565
            May-99         $  2,252                  $  2,537
            Jun-99         $  2,295                  $  2,610
            Jul-99         $  2,248                  $  2,534
            Aug-99         $  2,165                  $  2,440
            Sep-99         $  2,038                  $  2,355
            Oct-99         $  2,060                  $  2,490
            Nov-99         $  2,075                  $  2,471
            Dec-99         $  2,115                  $  2,483
            Jan-00         $  2,066                  $  2,402
            Feb-00         $  1,946                  $  2,223
            Mar-00         $  2,154                  $  2,494
            Apr-00         $  2,136                  $  2,465
            May-00         $  2,250                  $  2,491
            Jun-00         $  2,198                  $  2,377
            Jul-00         $  2,201                  $  2,407
            Aug-00         $  2,348                  $  2,541
            Sep-00         $  2,356                  $  2,564
            Oct-00         $  2,403                  $  2,627
            Nov-00         $  2,286                  $  2,530
            Dec-00         $  2,404                  $  2,657
            Jan-01         $  2,445                  $  2,667
            Feb-01         $  2,419                  $  2,593
            Mar-01         $  2,325                  $  2,501
            Apr-01         $  2,395                  $  2,624
            May-01         $  2,512                  $  2,683
            Jun-01         $  2,439                  $  2,623
            Jul-01         $  2,416                  $  2,618
            Aug-01         $  2,298                  $  2,513
            Sep-01         $  2,040                  $  2,336
            Oct-01         $  2,130                  $  2,316
            Nov-01         $  2,280                  $  2,450
            Dec-01         $  2,326                  $  2,508
            Jan-02         $  2,337                  $  2,489
            Feb-02         $  2,292                  $  2,493
            Mar-02         $  2,418                  $  2,611
            Apr-02         $  2,317                  $  2,521
            May-02         $  2,313                  $  2,534
            Jun-02         $  2,162                  $  2,388
            Jul-02         $  1,919                  $  2,166
            Aug-02         $  1,906                  $  2,183
            Sep-02         $  1,722                  $  1,940
            Oct-02         $  1,850                  $  2,084
            Nov-02         $  1,994                  $  2,215
            Dec-02         $  1,867                  $  2,119
            Jan-03         $  1,836                  $  2,067
            Feb-03         $  1,768                  $  2,012
            Mar-03         $  1,777                  $  2,016
            Apr-03         $  1,901                  $  2,193
            May-03         $  2,078                  $  2,335
            Jun-03         $  2,096                  $  2,364
            Jul-03         $  2,178                  $  2,399
            Aug-03         $  2,264                  $  2,436
            Sep-03         $  2,237                  $  2,413
            Oct-03         $  2,404                  $  2,560

* VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

TCW Galileo Focused Large Cap Value Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Focused Large Cap Value Fund (the "Fund") had a positive return of 27.13%. The Fund outperformed its benchmark which returned 24.81%.

The consumer discretionary and information technology sectors generated the Fund's highest returns during the fiscal year. Stock selection in the automotive component industry and asset allocation to the specialty retail industry generated strong returns from the consumer discretionary sector. Favorable returns in the technology sector were largely due to asset allocation to the semiconductor industry. Investments in the consumer staples and industrial sectors generated the Fund's weakest returns during the fiscal year. The Fund's consumer staple sector returns were negatively affected by poor performance from an investment in the beverage industry. The Fund generated positive returns from the industrial sector, but the appreciation lagged the benchmark's returns.

After one of the most difficult three-year periods in history, the stock market has begun to respond favorably to signs of economic strength during the fiscal year. The Fund benefited from this transition from a bearish to a bullish environment by owning stocks leveraged to increasing economic activity. These economically sensitive stocks exemplify the Fund's investment strategy, which consists of owning attractively valued stocks expected to generate rising returns on capital and growing cash flow. The Fund remains committed to this investment discipline.

[CHART]

               TCW GALILEO FOCUSED LARGE CAP VALUE FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

       1-YEAR         3-YEAR         5-YEAR        SINCE INCEPTION
       27.13%         (4.69)%         5.13%             3.87%

                           FUND                   S&P/BARRA VALUE
INCEPTION 7/20/1998        $  2,000                  $  2,000
             Jul-98        $  1,917                  $  1,892
             Aug-98        $  1,599                  $  1,588
             Sep-98        $  1,694                  $  1,685
             Oct-98        $  1,903                  $  1,817
             Nov-98        $  1,984                  $  1,911
             Dec-98        $  2,056                  $  1,978
             Jan-99        $  2,102                  $  2,018
             Feb-99        $  2,113                  $  1,975
             Mar-99        $  2,289                  $  2,035
             Apr-99        $  2,454                  $  2,210
             May-99        $  2,402                  $  2,171
             Jun-99        $  2,521                  $  2,254
             Jul-99        $  2,424                  $  2,185
             Aug-99        $  2,364                  $  2,130
             Sep-99        $  2,225                  $  2,046
             Oct-99        $  2,321                  $  2,162
             Nov-99        $  2,325                  $  2,149
             Dec-99        $  2,438                  $  2,230
             Jan-00        $  2,389                  $  2,159
             Feb-00        $  2,412                  $  2,024
             Mar-00        $  2,722                  $  2,235
             Apr-00        $  2,645                  $  2,220
             May-00        $  2,730                  $  2,227
             Jun-00        $  2,615                  $  2,139
             Jul-00        $  2,707                  $  2,182
             Aug-00        $  2,870                  $  2,328
             Sep-00        $  2,785                  $  2,328
             Oct-00        $  2,823                  $  2,371
             Nov-00        $  2,555                  $  2,250
             Dec-00        $  2,672                  $  2,366
             Jan-01        $  2,849                  $  2,466
             Feb-01        $  2,563                  $  2,302
             Mar-01        $  2,412                  $  2,211
             Apr-01        $  2,656                  $  2,361
             May-01        $  2,669                  $  2,386
             Jun-01        $  2,617                  $  2,309
             Jul-01        $  2,566                  $  2,269
             Aug-01        $  2,389                  $  2,138
             Sep-01        $  2,120                  $  1,935
             Oct-01        $  2,256                  $  1,935
             Nov-01        $  2,448                  $  2,057
             Dec-01        $  2,497                  $  2,089
             Jan-02        $  2,540                  $  2,031
             Feb-02        $  2,504                  $  2,013
             Mar-02        $  2,681                  $  2,116
             Apr-02        $  2,515                  $  2,010
             May-02        $  2,512                  $  2,018
             Jun-02        $  2,325                  $  1,891
             Jul-02        $  2,087                  $  1,687
             Aug-02        $  2,069                  $  1,698
             Sep-02        $  1,797                  $  1,504
             Oct-02        $  1,923                  $  1,629
             Nov-02        $  2,061                  $  1,744
             Dec-02        $  1,935                  $  1,653
             Jan-03        $  1,850                  $  1,608
             Feb-03        $  1,817                  $  1,564
             Mar-03        $  1,786                  $  1,562
             Apr-03        $  1,943                  $  1,716
             May-03        $  2,082                  $  1,843
             Jun-03        $  2,113                  $  1,856
             Jul-03        $  2,174                  $  1,897
             Aug-03        $  2,336                  $  1,938
             Sep-03        $  2,249                  $  1,903
             Oct-03        $  2,444                  $  2,033

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo Growth Insights Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Growth Insights Fund (the "Fund") had a positive return of 33.55%. The Fund outperformed its benchmark which returned 23.36%.

For the year ended October 31, 2003, holdings within the healthcare and information technology sectors were the strongest positive contributors to performance. Holdings in the consumer staples, financial, and industrial sectors also contributed positively for the period. Within the healthcare sector, holdings in both biotechnology stocks and pharmaceutical stocks contributed positively to performance. Within the information technology sector the Fund's performance benefited from holdings in communications equipment stocks, semiconductor equipment stocks, and software stocks. The largest detractor of the Fund's performance was stock selection in the consumer discretionary sector.

During the period under review, growth investing was in favor across all capitalization ranges, and in 2003 we experienced a normal transition from a bear to a bull market marked by a correction in March. High beta stocks, those that tend to be more volatile relative to the index, have led the way during this transition. Over the timeframe of this report, the Fund was focused on stocks poised to grow earnings in an economic recovery. As such, the Fund was overweight the consumer discretionary and information technology sectors. Also because of its focus on earnings growth, the Fund had small positions -- or no positions -- in the energy, materials, telecommunications services, and utilities sectors. The Fund remains committed to its current investment mandate as a growth fund.

[CHART]

                   TCW GALILEO GROWTH INSIGHTS FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR         3-YEAR        5-YEAR         SINCE INCEPTION
     33.55%        (19.53)%       (1.36)%             1.45%

                           FUND               RUSSELL 3000 GROWTH W/INCOME
INCEPTION 1/31/1998        $  2,000                  $  2,000
             Feb-98        $  2,087                  $  2,153
             Mar-98        $  2,173                  $  2,239
             Apr-98        $  2,224                  $  2,269
             May-98        $  2,192                  $  2,195
             Jun-98        $  2,337                  $  2,319
             Jul-98        $  2,299                  $  2,288
             Aug-98        $  1,961                  $  1,930
             Sep-98        $  2,140                  $  2,081
             Oct-98        $  2,327                  $  2,244
             Nov-98        $  2,522                  $  2,415
             Dec-98        $  2,809                  $  2,633
             Jan-99        $  3,056                  $  2,785
             Feb-99        $  2,956                  $  2,648
             Mar-99        $  3,191                  $  2,784
             Apr-99        $  3,288                  $  2,805
             May-99        $  3,151                  $  2,725
             Jun-99        $  3,439                  $  2,913
             Jul-99        $  3,269                  $  2,820
             Aug-99        $  3,277                  $  2,855
             Sep-99        $  3,129                  $  2,803
             Oct-99        $  3,473                  $  3,005
             Nov-99        $  3,673                  $  3,177
             Dec-99        $  4,142                  $  3,523
             Jan-00        $  4,107                  $  3,368
             Feb-00        $  4,809                  $  3,578
             Mar-00        $  4,871                  $  3,780
             Apr-00        $  4,418                  $  3,586
             May-00        $  4,233                  $  3,396
             Jun-00        $  4,703                  $  3,666
             Jul-00        $  4,515                  $  3,502
             Aug-00        $  4,968                  $  3,822
             Sep-00        $  4,411                  $  3,472
             Oct-00        $  4,171                  $  3,299
             Nov-00        $  3,499                  $  2,805
             Dec-00        $  3,496                  $  2,733
             Jan-01        $  3,625                  $  2,924
             Feb-01        $  3,020                  $  2,435
             Mar-01        $  2,712                  $  2,173
             Apr-01        $  3,104                  $  2,447
             May-01        $  3,030                  $  2,418
             Jun-01        $  2,936                  $  2,371
             Jul-01        $  2,813                  $  2,302
             Aug-01        $  2,554                  $  2,117
             Sep-01        $  2,068                  $  1,897
             Oct-01        $  2,225                  $  2,002
             Nov-01        $  2,544                  $  2,192
             Dec-01        $  2,540                  $  2,197
             Jan-02        $  2,519                  $  2,155
             Feb-02        $  2,288                  $  2,063
             Mar-02        $  2,477                  $  2,141
             Apr-02        $  2,236                  $  1,975
             May-02        $  2,075                  $  1,922
             Jun-02        $  1,869                  $  1,746
             Jul-02        $  1,687                  $  1,638
             Aug-02        $  1,638                  $  1,642
             Sep-02        $  1,452                  $  1,475
             Oct-02        $  1,627                  $  1,607
             Nov-02        $  1,785                  $  1,698
             Dec-02        $  1,582                  $  1,581
             Jan-03        $  1,568                  $  1,542
             Feb-03        $  1,578                  $  1,533
             Mar-03        $  1,627                  $  1,561
             Apr-03        $  1,767                  $  1,679
             May-03        $  1,876                  $  1,769
             Jun-03        $  1,883                  $  1,794
             Jul-03        $  1,973                  $  1,845
             Aug-03        $  2,099                  $  1,895
             Sep-03        $  2,001                  $  1,873
             Oct-03        $  2,173                  $  1,982

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.

TCW Galileo Income + Growth Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Income + Growth Fund (the "Fund") had a positive return of 27.59%. The Fund outperformed its benchmark which returned 19.26%

For the year ended October 31, 2003, holdings within the information technology and basic materials sectors were the strongest positive contributors to performance. The consumer discretionary, industrials and utilities sector holdings also contributed positively for the period. Overweighting basic materials, consumer discretionary and financials contributed positively to performance. Gold stocks were the best performers within the basic materials group. Within the financial services sector, owning domestic commercial banks and brokerage firms as well as multi-line insurance companies contributed positively to performance. Our conservative underweighting in the technology group detracted from performance. Strong stock selection in the technology sector, consumer cyclicals sector and financials all aided performance. Stock selection in the defense and telecom sectors was the largest detractor to performance.

During the fiscal year under review, the fiscal throes of the economic slowdown, fear of the outcome in Iraq and the first leg up in the economic cyclical upturn were all compressed within a relatively short time frame. Our focus on high dividend paying stocks, with corresponding low betas were not in favor. However, strong stock selection and key overweightings in the top performing sectors, with the exception of technology, all powered the Fund's returns.

[CHART]

                   TCW GALILEO INCOME + GROWTH FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

      1-YEAR      3 YEAR       5-YEAR       10-YEAR
      27.59%       7.38%       10.00%        10.83%

                           FUND               LIPPER EQUITY INCOME FUND INDEX
Oct-93                     $  2,000                  $  2,000
Nov-93                     $  1,966                  $  1,965
Dec-93                     $  1,970                  $  2,000
Jan-94                     $  2,009                  $  2,063
Feb-94                     $  1,901                  $  2,011
Mar-94                     $  1,829                  $  1,931
Apr-94                     $  1,891                  $  1,956
May-94                     $  1,886                  $  1,979
Jun-94                     $  1,858                  $  1,950
Jul-94                     $  1,918                  $  2,005
Aug-94                     $  1,970                  $  2,071
Sep-94                     $  1,920                  $  2,032
Oct-94                     $  1,925                  $  2,043
Nov-94                     $  1,864                  $  1,967
Dec-94                     $  1,850                  $  1,982
Jan-95                     $  1,958                  $  2,017
Feb-95                     $  2,004                  $  2,082
Mar-95                     $  2,027                  $  2,131
Apr-95                     $  2,067                  $  2,182
May-95                     $  2,149                  $  2,249
Jun-95                     $  2,142                  $  2,279
Jul-95                     $  2,162                  $  2,342
Aug-95                     $  2,198                  $  2,370
Sep-95                     $  2,282                  $  2,444
Oct-95                     $  2,324                  $  2,410
Nov-95                     $  2,414                  $  2,511
Dec-95                     $  2,530                  $  2,573
Jan-96                     $  2,535                  $  2,632
Feb-96                     $  2,509                  $  2,651
Mar-96                     $  2,532                  $  2,684
Apr-96                     $  2,510                  $  2,709
May-96                     $  2,538                  $  2,749
Jun-96                     $  2,600                  $  2,753
Jul-96                     $  2,496                  $  2,663
Aug-96                     $  2,584                  $  2,723
Sep-96                     $  2,629                  $  2,822
Oct-96                     $  2,712                  $  2,888
Nov-96                     $  2,845                  $  3,053
Dec-96                     $  2,862                  $  3,034
Jan-97                     $  2,905                  $  3,144
Feb-97                     $  2,903                  $  3,201
Mar-97                     $  2,861                  $  3,098
Apr-97                     $  2,795                  $  3,189
May-97                     $  2,965                  $  3,373
Jun-97                     $  3,071                  $  3,500
Jul-97                     $  3,240                  $  3,711
Aug-97                     $  3,226                  $  3,592
Sep-97                     $  3,349                  $  3,773
Oct-97                     $  3,256                  $  3,658
Nov-97                     $  3,391                  $  3,779
Dec-97                     $  3,517                  $  3,868
Jan-98                     $  3,408                  $  3,866
Feb-98                     $  3,582                  $  4,075
Mar-98                     $  3,707                  $  4,260
Apr-98                     $  3,702                  $  4,256
May-98                     $  3,648                  $  4,196
Jun-98                     $  3,573                  $  4,230
Jul-98                     $  3,397                  $  4,121
Aug-98                     $  2,980                  $  3,624
Sep-98                     $  3,269                  $  3,810
Oct-98                     $  3,472                  $  4,036
Nov-98                     $  3,526                  $  4,207
Dec-98                     $  3,540                  $  4,314
Jan-99                     $  3,335                  $  4,309
Feb-99                     $  3,296                  $  4,229
Mar-99                     $  3,396                  $  4,318
Apr-99                     $  3,676                  $  4,625
May-99                     $  3,737                  $  4,560
Jun-99                     $  3,847                  $  4,704
Jul-99                     $  3,838                  $  4,585
Aug-99                     $  3,736                  $  4,478
Sep-99                     $  3,540                  $  4,320
Oct-99                     $  3,577                  $  4,465
Nov-99                     $  3,487                  $  4,440
Dec-99                     $  3,394                  $  4,495
Jan-00                     $  3,331                  $  4,325
Feb-00                     $  3,134                  $  4,081
Mar-00                     $  3,619                  $  4,459
Apr-00                     $  3,715                  $  4,425
May-00                     $  4,051                  $  4,492
Jun-00                     $  3,811                  $  4,395
Jul-00                     $  3,993                  $  4,421
Aug-00                     $  4,238                  $  4,680
Sep-00                     $  4,453                  $  4,669
Oct-00                     $  4,516                  $  4,768
Nov-00                     $  4,639                  $  4,600
Dec-00                     $  4,939                  $  4,830
Jan-01                     $  4,667                  $  4,870
Feb-01                     $  4,753                  $  4,708
Mar-01                     $  4,724                  $  4,536
Apr-01                     $  4,855                  $  4,771
May-01                     $  5,014                  $  4,854
Jun-01                     $  4,862                  $  4,734
Jul-01                     $  4,842                  $  4,728
Aug-01                     $  4,887                  $  4,572
Sep-01                     $  4,836                  $  4,257
Oct-01                     $  4,902                  $  4,279
Nov-01                     $  4,950                  $  4,500
Dec-01                     $  5,026                  $  4,579
Jan-02                     $  5,001                  $  4,534
Feb-02                     $  5,079                  $  4,541
Mar-02                     $  5,257                  $  4,713
Apr-02                     $  5,252                  $  4,552
May-02                     $  5,267                  $  4,557
Jun-02                     $  5,025                  $  4,271
Jul-02                     $  4,565                  $  3,928
Aug-02                     $  4,614                  $  3,957
Sep-02                     $  4,294                  $  3,545
Oct-02                     $  4,382                  $  3,760
Nov-02                     $  4,662                  $  3,976
Dec-02                     $  4,543                  $  3,827
Jan-03                     $  4,423                  $  3,721
Feb-03                     $  4,275                  $  3,629
Mar-03                     $  4,280                  $  3,634
Apr-03                     $  4,555                  $  3,912
May-03                     $  4,874                  $  4,147
Jun-03                     $  4,918                  $  4,190
Jul-03                     $  5,105                  $  4,237
Aug-03                     $  5,215                  $  4,300
Sep-03                     $  5,188                  $  4,271
Oct-03                     $  5,591                  $  4,484

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

TCW Galileo Large Cap Growth Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Large Cap Growth Fund (the "Fund") had a positive return of 23.70% on its I Class shares and 23.47% on its N Class shares. The performance of the Fund's two classes varies because of differing expenses. The Fund outperformed its benchmark which returned 17.10%.

Contributing to the Fund's performance were the consumer discretionary, healthcare and information technology sectors. Within consumer discretionary, the internet industry holdings contributed a considerable portion of that sector's out performance. Performance in the healthcare sector was positively impacted by an overweight investment in biotech. In addition, an overweight position in information technology allowed the Fund to benefit from that sector's excellent performance over the year, thanks to the increase in corporate information technology spending during this period.

For the year ended October 31, 2003, the U.S. equity markets have made significant recoveries from their lows. Among the drivers were continued low interest rates, subdued inflation and improved corporate earnings. These conditions heartened the investment community, allowing for the appreciation of equity valuations during this period. The Fund remains committed to its current investment mandate as a growth fund.

[CHART]

                   TCW GALILEO LARGE CAP GROWTH FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

      1-YEAR          3-YEAR            5-YEAR      SINCE INCEPTION
      23.70%         (20.39)%           (2.32)%          3.56%

                           FUND               S&P/BARRA GROWTH
INCEPTION 6/19/1997        $  2,000                  $  2,000
             Jun-97        $  2,009                  $  2,005
             Jul-97        $  2,164                  $  2,164
             Aug-97        $  2,030                  $  2,020
             Sep-97        $  2,127                  $  2,123
             Oct-97        $  2,065                  $  2,059
             Nov-97        $  2,164                  $  2,170
             Dec-97        $  2,175                  $  2,197
             Jan-98        $  2,224                  $  2,271
             Feb-98        $  2,379                  $  2,429
             Mar-98        $  2,491                  $  2,554
             Apr-98        $  2,570                  $  2,576
             May-98        $  2,514                  $  2,524
             Jun-98        $  2,778                  $  2,704
             Jul-98        $  2,798                  $  2,702
             Aug-98        $  2,401                  $  2,351
             Sep-98        $  2,672                  $  2,508
             Oct-98        $  2,810                  $  2,718
             Nov-98        $  3,042                  $  2,903
             Dec-98        $  3,461                  $  3,123
             Jan-99        $  3,776                  $  3,314
             Feb-99        $  3,590                  $  3,184
             Mar-99        $  3,922                  $  3,338
             Apr-99        $  3,873                  $  3,332
             May-99        $  3,708                  $  3,235
             Jun-99        $  4,006                  $  3,466
             Jul-99        $  3,844                  $  3,357
             Aug-99        $  3,996                  $  3,403
             Sep-99        $  3,980                  $  3,345
             Oct-99        $  4,344                  $  3,577
             Nov-99        $  4,635                  $  3,730
             Dec-99        $  5,415                  $  4,006
             Jan-00        $  5,073                  $  3,739
             Feb-00        $  5,526                  $  3,818
             Mar-00        $  5,854                  $  4,171
             Apr-00        $  5,368                  $  3,964
             May-00        $  5,095                  $  3,802
             Jun-00        $  5,639                  $  4,109
             Jul-00        $  5,504                  $  3,926
             Aug-00        $  5,978                  $  4,154
             Sep-00        $  5,415                  $  3,748
             Oct-00        $  4,951                  $  3,651
             Nov-00        $  4,200                  $  3,263
             Dec-00        $  4,043                  $  3,122
             Jan-01        $  4,025                  $  3,211
             Feb-01        $  3,245                  $  2,833
             Mar-01        $  2,824                  $  2,578
             Apr-01        $  3,197                  $  2,808
             May-01        $  3,191                  $  2,815
             Jun-01        $  3,149                  $  2,777
             Jul-01        $  2,998                  $  2,770
             Aug-01        $  2,739                  $  2,584
             Sep-01        $  2,478                  $  2,410
             Oct-01        $  2,598                  $  2,499
             Nov-01        $  2,884                  $  2,720
             Dec-01        $  2,857                  $  2,724
             Jan-02        $  2,776                  $  2,720
             Feb-02        $  2,634                  $  2,640
             Mar-02        $  2,712                  $  2,703
             Apr-02        $  2,469                  $  2,509
             May-02        $  2,378                  $  2,461
             Jun-02        $  2,164                  $  2,263
             Jul-02        $  2,059                  $  2,155
             Aug-02        $  2,035                  $  2,168
             Sep-02        $  1,830                  $  1,944
             Oct-02        $  2,020                  $  2,124
             Nov-02        $  2,155                  $  2,227
             Dec-02        $  2,002                  $  2,082
             Jan-03        $  1,966                  $  2,030
             Feb-03        $  1,960                  $  2,024
             Mar-03        $  2,050                  $  2,065
             Apr-03        $  2,207                  $  2,203
             May-03        $  2,270                  $  2,275
             Jun-03        $  2,303                  $  2,316
             Jul-03        $  2,372                  $  2,346
             Aug-03        $  2,429                  $  2,387
             Sep-03        $  2,372                  $  2,380
             Oct-03        $  2,499                  $  2,487

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                   TCW GALILEO LARGE CAP GROWTH FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR           3-YEAR          SINCE INCEPTION
      23.47%          (20.43)%            (7.55)%

                           FUND               S&P/BARRA GROWTH
INCEPTION 3/1/1999         $  2,000                  $  2,000
            Mar-99         $  2,185                  $  2,097
            Apr-99         $  2,158                  $  2,093
            May-99         $  2,066                  $  2,032
            Jun-99         $  2,231                  $  2,177
            Jul-99         $  2,140                  $  2,108
            Aug-99         $  2,225                  $  2,138
            Sep-99         $  2,219                  $  2,101
            Oct-99         $  2,422                  $  2,247
            Nov-99         $  2,584                  $  2,343
            Dec-99         $  3,017                  $  2,516
            Jan-00         $  2,826                  $  2,349
            Feb-00         $  3,077                  $  2,398
            Mar-00         $  3,259                  $  2,620
            Apr-00         $  2,988                  $  2,490
            May-00         $  2,834                  $  2,388
            Jun-00         $  3,137                  $  2,581
            Jul-00         $  3,060                  $  2,466
            Aug-00         $  3,322                  $  2,609
            Sep-00         $  3,008                  $  2,354
            Oct-00         $  2,751                  $  2,293
            Nov-00         $  2,332                  $  2,049
            Dec-00         $  2,246                  $  1,961
            Jan-01         $  2,235                  $  2,017
            Feb-01         $  1,802                  $  1,780
            Mar-01         $  1,569                  $  1,619
            Apr-01         $  1,775                  $  1,764
            May-01         $  1,770                  $  1,768
            Jun-01         $  1,748                  $  1,744
            Jul-01         $  1,664                  $  1,740
            Aug-01         $  1,522                  $  1,623
            Sep-01         $  1,376                  $  1,514
            Oct-01         $  1,443                  $  1,570
            Nov-01         $  1,602                  $  1,709
            Dec-01         $  1,589                  $  1,711
            Jan-02         $  1,542                  $  1,709
            Feb-02         $  1,463                  $  1,658
            Mar-02         $  1,507                  $  1,698
            Apr-02         $  1,371                  $  1,576
            May-02         $  1,322                  $  1,546
            Jun-02         $  1,203                  $  1,422
            Jul-02         $  1,144                  $  1,353
            Aug-02         $  1,131                  $  1,362
            Sep-02         $  1,017                  $  1,221
            Oct-02         $  1,122                  $  1,334
            Nov-02         $  1,196                  $  1,399
            Dec-02         $  1,112                  $  1,308
            Jan-03         $  1,092                  $  1,275
            Feb-03         $  1,089                  $  1,271
            Mar-03         $  1,139                  $  1,297
            Apr-03         $  1,226                  $  1,384
            May-03         $  1,258                  $  1,429
            Jun-03         $  1,275                  $  1,455
            Jul-03         $  1,315                  $  1,474
            Aug-03         $  1,345                  $  1,499
            Sep-03         $  1,314                  $  1,495
            Oct-03         $  1,386                  $  1,562

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Large Cap Value Fund

For the year ended October 31, 2003, TCW Galileo Large Cap Value Fund (the "Fund") had a positive return of 25.26% on its I Class shares and 24.48% on its N Class shares. The K Class shares returned 24.00% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The performance of the Fund's three classes varies because of differing expenses. The Fund's benchmark returned 24.81% during the same period.

The consumer discretionary and information technology sectors generated the Fund's highest returns during the fiscal year. Both stock selection and asset allocation to specialty retail generated strong returns from the consumer discretionary sector. Favorable returns in the technology sector were largely due to asset allocation to the semiconductor industry. Investments in the consumer staples and energy sectors generated the Fund's weakest returns during the fiscal year. The Fund's consumer staple sector returns were negatively affected by poor performance from an investment in the beverage industry. The Fund generated positive returns from the energy sector, but the appreciation lagged the benchmark's returns.

After one of the most difficult three-year periods in history, the stock market has begun to respond favorably to signs of economic strength during the fiscal year. The Fund benefited from this transition from a bearish to a bullish environment by owning stocks leveraged to increasing economic activity. These economically sensitive stocks exemplify the Fund's investment strategy, which consists of owning attractively valued stocks expected to generate rising returns on capital and growing cash flow. The Fund remains committed to this investment discipline.

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

      1-YEAR       3-YEAR        5-YEAR        SINCE INCEPTION
      25.26%      (4.28)%        4.38%             5.49%

                           FUND               S&P/BARRA VALUE
INCEPTION 12/1/1997        $  2,000                  $  2,000
             Dec-97        $  2,019                  $  2,044
             Jan-98        $  2,022                  $  2,019
             Feb-98        $  2,142                  $  2,171
             Mar-98        $  2,234                  $  2,281
             Apr-98        $  2,246                  $  2,308
             May-98        $  2,188                  $  2,275
             Jun-98        $  2,219                  $  2,292
             Jul-98        $  2,180                  $  2,243
             Aug-98        $  1,847                  $  1,882
             Sep-98        $  1,987                  $  1,996
             Oct-98        $  2,215                  $  2,153
             Nov-98        $  2,315                  $  2,265
             Dec-98        $  2,402                  $  2,344
             Jan-99        $  2,435                  $  2,392
             Feb-99        $  2,433                  $  2,340
             Mar-99        $  2,565                  $  2,411
             Apr-99        $  2,754                  $  2,619
             May-99        $  2,686                  $  2,573
             Jun-99        $  2,789                  $  2,672
             Jul-99        $  2,679                  $  2,589
             Aug-99        $  2,593                  $  2,524
             Sep-99        $  2,468                  $  2,425
             Oct-99        $  2,598                  $  2,562
             Nov-99        $  2,622                  $  2,547
             Dec-99        $  2,710                  $  2,643
             Jan-00        $  2,661                  $  2,559
             Feb-00        $  2,582                  $  2,399
             Mar-00        $  2,912                  $  2,649
             Apr-00        $  2,894                  $  2,631
             May-00        $  2,916                  $  2,639
             Jun-00        $  2,788                  $  2,535
             Jul-00        $  2,863                  $  2,586
             Aug-00        $  3,014                  $  2,759
             Sep-00        $  3,043                  $  2,759
             Oct-00        $  3,129                  $  2,810
             Nov-00        $  2,897                  $  2,666
             Dec-00        $  3,024                  $  2,804
             Jan-01        $  3,149                  $  2,922
             Feb-01        $  2,866                  $  2,728
             Mar-01        $  2,710                  $  2,621
             Apr-01        $  2,919                  $  2,798
             May-01        $  2,953                  $  2,828
             Jun-01        $  2,857                  $  2,736
             Jul-01        $  2,806                  $  2,689
             Aug-01        $  2,627                  $  2,533
             Sep-01        $  2,366                  $  2,293
             Oct-01        $  2,453                  $  2,293
             Nov-01        $  2,634                  $  2,438
             Dec-01        $  2,692                  $  2,475
             Jan-02        $  2,730                  $  2,407
             Feb-02        $  2,728                  $  2,386
             Mar-02        $  2,903                  $  2,508
             Apr-02        $  2,757                  $  2,382
             May-02        $  2,760                  $  2,392
             Jun-02        $  2,602                  $  2,241
             Jul-02        $  2,355                  $  1,999
             Aug-02        $  2,328                  $  2,012
             Sep-02        $  2,056                  $  1,783
             Oct-02        $  2,191                  $  1,931
             Nov-02        $  2,348                  $  2,066
             Dec-02        $  2,206                  $  1,959
             Jan-03        $  2,120                  $  1,905
             Feb-03        $  2,075                  $  1,853
             Mar-03        $  2,063                  $  1,851
             Apr-03        $  2,247                  $  2,034
             May-03        $  2,386                  $  2,184
             Jun-03        $  2,431                  $  2,200
             Jul-03        $  2,517                  $  2,249
             Aug-03        $  2,633                  $  2,297
             Sep-03        $  2,545                  $  2,256
             Oct-03        $  2,744                  $  2,410

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR             3-YEAR             SINCE INCEPTION
      24.48%            (4.91)%                  2.04%

                           FUND               S&P/BARRA VALUE
INCEPTION 3/1/1999         $  2,000                  $  2,000
            Mar-99         $  2,107                  $  2,061
            Apr-99         $  2,262                  $  2,238
            May-99         $  2,206                  $  2,199
            Jun-99         $  2,291                  $  2,283
            Jul-99         $  2,197                  $  2,213
            Aug-99         $  2,126                  $  2,157
            Sep-99         $  2,025                  $  2,073
            Oct-99         $  2,130                  $  2,190
            Nov-99         $  2,150                  $  2,177
            Dec-99         $  2,221                  $  2,258
            Jan-00         $  2,182                  $  2,187
            Feb-00         $  2,114                  $  2,050
            Mar-00         $  2,385                  $  2,264
            Apr-00         $  2,368                  $  2,249
            May-00         $  2,386                  $  2,256
            Jun-00         $  2,279                  $  2,166
            Jul-00         $  2,341                  $  2,210
            Aug-00         $  2,464                  $  2,358
            Sep-00         $  2,486                  $  2,358
            Oct-00         $  2,557                  $  2,402
            Nov-00         $  2,365                  $  2,279
            Dec-00         $  2,469                  $  2,396
            Jan-01         $  2,569                  $  2,497
            Feb-01         $  2,335                  $  2,332
            Mar-01         $  2,206                  $  2,240
            Apr-01         $  2,377                  $  2,391
            May-01         $  2,402                  $  2,416
            Jun-01         $  2,322                  $  2,338
            Jul-01         $  2,280                  $  2,298
            Aug-01         $  2,133                  $  2,165
            Sep-01         $  1,920                  $  1,959
            Oct-01         $  1,990                  $  1,959
            Nov-01         $  2,135                  $  2,084
            Dec-01         $  2,180                  $  2,115
            Jan-02         $  2,209                  $  2,057
            Feb-02         $  2,208                  $  2,039
            Mar-02         $  2,349                  $  2,143
            Apr-02         $  2,229                  $  2,036
            May-02         $  2,229                  $  2,044
            Jun-02         $  2,102                  $  1,915
            Jul-02         $  1,901                  $  1,708
            Aug-02         $  1,879                  $  1,720
            Sep-02         $  1,657                  $  1,523
            Oct-02         $  1,766                  $  1,650
            Nov-02         $  1,891                  $  1,766
            Dec-02         $  1,777                  $  1,674
            Jan-03         $  1,708                  $  1,628
            Feb-03         $  1,669                  $  1,584
            Mar-03         $  1,658                  $  1,582
            Apr-03         $  1,806                  $  1,738
            May-03         $  1,916                  $  1,866
            Jun-03         $  1,952                  $  1,880
            Jul-03         $  2,021                  $  1,922
            Aug-03         $  2,113                  $  1,963
            Sep-03         $  2,040                  $  1,928
            Oct-03         $  2,198                  $  2,059

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO LARGE CAP VALUE FUND - K CLASS

CUMULATIVE TOTAL RETURN

                 SINCE INCEPTION
                     24.00%

                           FUND               S&P/BARRA VALUE
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,144                  $  2,141
             Dec-02        $  1,994                  $  2,029
             Jan-03        $  1,916                  $  1,974
             Feb-03        $  1,875                  $  1,920
             Mar-03        $  1,865                  $  1,917
             Apr-03        $  2,031                  $  2,107
             May-03        $  2,156                  $  2,262
             Jun-03        $  2,197                  $  2,279
             Jul-03        $  2,277                  $  2,329
             Aug-03        $  2,380                  $  2,380
             Sep-03        $  2,300                  $  2,336
             Oct-03        $  2,480                  $  2,496

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Opportunity Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Opportunity Fund (the "Fund") had a positive return of 37.93% on its I Class shares and 37.63% on its N Class shares. The K Class shares returned 37.93% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The performance of the Fund's three classes varies because of differing expenses. The Fund underperformed its benchmark which returned 43.35%.

For the year ended October 31, 2003, holdings within the technology and producer durables sectors were the strongest positive contributors to performance. The healthcare and consumer discretionary sectors also contributed positively for the period. Overweighting basic materials, consumer discretionary and healthcare added to performance. Storage and software names were the best performers in the technology sector. The strong performance of the base metals producers led our basic material sector weighting to outperform the benchmark sector returns. Our underweighting of the financial services sector was a positive as this group underperformed the market. Our underweighting in the technology group detracted from performance. However, strong stock selection in the technology sector, consumer cyclicals sector and basic materials all aided performance. Stock selection in energy and healthcare was the largest detractor to performance.

During the period under review, small capitalization stocks, the quintessential cyclical group, overpowered slow moving large caps in the emerging economic recovery. Small caps usually outperform for multi-year periods until the economic cycle matures or slows down. Our focus on high quality stocks, with corresponding low betas was not in favor. However, strong stock selection and key overweightings in the top performing sectors, with the exception of technology, all powered the Fund's returns.

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

       1-YEAR         3-YEAR         5-YEAR         SINCE INCEPTION
       37.93%         11.40%         15.75%             11.55%

                           FUND               RUSSELL 2000 INDEX
INCEPTION 5/6/1994         $  2,000                  $  2,000
            May-94         $  2,008                  $  1,978
            Jun-94         $  1,945                  $  1,911
            Jul-94         $  1,976                  $  1,942
            Aug-94         $  2,129                  $  2,050
            Sep-94         $  2,126                  $  2,043
            Oct-94         $  2,186                  $  2,035
            Nov-94         $  2,102                  $  1,953
            Dec-94         $  2,064                  $  2,005
            Jan-95         $  2,071                  $  1,980
            Feb-95         $  2,165                  $  2,062
            Mar-95         $  2,246                  $  2,098
            Apr-95         $  2,227                  $  2,144
            May-95         $  2,227                  $  2,181
            Jun-95         $  2,291                  $  2,294
            Jul-95         $  2,287                  $  2,426
            Aug-95         $  2,341                  $  2,477
            Sep-95         $  2,318                  $  2,521
            Oct-95         $  2,216                  $  2,408
            Nov-95         $  2,277                  $  2,509
            Dec-95         $  2,394                  $  2,575
            Jan-96         $  2,359                  $  2,573
            Feb-96         $  2,394                  $  2,653
            Mar-96         $  2,478                  $  2,707
            Apr-96         $  2,674                  $  2,852
            May-96         $  2,711                  $  2,964
            Jun-96         $  2,683                  $  2,842
            Jul-96         $  2,516                  $  2,594
            Aug-96         $  2,661                  $  2,745
            Sep-96         $  2,737                  $  2,852
            Oct-96         $  2,840                  $  2,808
            Nov-96         $  2,963                  $  2,924
            Dec-96         $  3,005                  $  3,000
            Jan-97         $  3,040                  $  3,060
            Feb-97         $  2,934                  $  2,986
            Mar-97         $  2,894                  $  2,845
            Apr-97         $  2,823                  $  2,853
            May-97         $  3,147                  $  3,170
            Jun-97         $  3,230                  $  3,306
            Jul-97         $  3,409                  $  3,460
            Aug-97         $  3,559                  $  3,539
            Sep-97         $  3,751                  $  3,798
            Oct-97         $  3,593                  $  3,632
            Nov-97         $  3,373                  $  3,608
            Dec-97         $  3,358                  $  3,671
            Jan-98         $  3,152                  $  3,613
            Feb-98         $  3,321                  $  3,880
            Mar-98         $  3,547                  $  4,040
            Apr-98         $  3,616                  $  4,063
            May-98         $  3,423                  $  3,844
            Jun-98         $  3,311                  $  3,852
            Jul-98         $  2,872                  $  3,540
            Aug-98         $  2,175                  $  2,853
            Sep-98         $  2,597                  $  3,076
            Oct-98         $  2,716                  $  3,201
            Nov-98         $  2,540                  $  3,369
            Dec-98         $  2,515                  $  3,578
            Jan-99         $  2,413                  $  3,625
            Feb-99         $  2,257                  $  3,332
            Mar-99         $  2,622                  $  3,384
            Apr-99         $  3,018                  $  3,687
            May-99         $  3,023                  $  3,741
            Jun-99         $  3,172                  $  3,910
            Jul-99         $  3,197                  $  3,803
            Aug-99         $  3,299                  $  3,662
            Sep-99         $  3,254                  $  3,663
            Oct-99         $  3,008                  $  3,677
            Nov-99         $  3,023                  $  3,897
            Dec-99         $  3,256                  $  4,338
            Jan-00         $  3,242                  $  4,269
            Feb-00         $  3,311                  $  4,973
            Mar-00         $  3,757                  $  4,646
            Apr-00         $  3,658                  $  4,366
            May-00         $  3,963                  $  4,112
            Jun-00         $  4,085                  $  4,470
            Jul-00         $  3,787                  $  4,326
            Aug-00         $  4,187                  $  4,656
            Sep-00         $  4,216                  $  4,519
            Oct-00         $  4,082                  $  4,318
            Nov-00         $  4,001                  $  3,874
            Dec-00         $  4,542                  $  4,207
            Jan-01         $  4,601                  $  4,426
            Feb-01         $  4,526                  $  4,136
            Mar-01         $  4,296                  $  3,933
            Apr-01         $  4,598                  $  4,241
            May-01         $  4,810                  $  4,345
            Jun-01         $  4,897                  $  4,495
            Jul-01         $  4,887                  $  4,252
            Aug-01         $  4,854                  $  4,115
            Sep-01         $  4,245                  $  3,561
            Oct-01         $  4,480                  $  3,769
            Nov-01         $  4,616                  $  4,061
            Dec-01         $  4,896                  $  4,312
            Jan-02         $  4,868                  $  4,267
            Feb-02         $  4,924                  $  4,150
            Mar-02         $  5,432                  $  4,483
            Apr-02         $  5,479                  $  4,524
            May-02         $  5,465                  $  4,324
            Jun-02         $  5,145                  $  4,109
            Jul-02         $  4,411                  $  3,488
            Aug-02         $  4,440                  $  3,480
            Sep-02         $  4,134                  $  3,230
            Oct-02         $  4,092                  $  3,333
            Nov-02         $  4,331                  $  3,631
            Dec-02         $  4,082                  $  3,429
            Jan-03         $  3,983                  $  3,334
            Feb-03         $  3,871                  $  3,233
            Mar-03         $  3,889                  $  3,275
            Apr-03         $  4,251                  $  3,585
            May-03         $  4,741                  $  3,970
            Jun-03         $  4,816                  $  4,042
            Jul-03         $  5,065                  $  4,294
            Aug-03         $  5,385                  $  4,491
            Sep-03         $  5,258                  $  4,408
            Oct-03         $  5,644                  $  4,779

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

       1-YEAR      3-YEAR      5-YEAR      10-YEAR
       37.63%      11.08%      15.38%      10.30%

                           FUND               RUSSELL 2000 INDEX
INCEPTION 10/31/1993       $  2,000                  $  2,000
              Nov-93       $  1,866                  $  1,935
              Dec-93       $  1,931                  $  2,001
              Jan-94       $  2,035                  $  2,064
              Feb-94       $  2,035                  $  2,056
              Mar-94       $  1,930                  $  1,948
              Apr-94       $  1,941                  $  1,959
              May-94       $  1,955                  $  1,937
              Jun-94       $  1,894                  $  1,872
              Jul-94       $  1,923                  $  1,903
              Aug-94       $  2,072                  $  2,009
              Sep-94       $  2,067                  $  2,002
              Oct-94       $  2,127                  $  1,994
              Nov-94       $  2,045                  $  1,913
              Dec-94       $  2,007                  $  1,965
              Jan-95       $  2,015                  $  1,940
              Feb-95       $  2,106                  $  2,020
              Mar-95       $  2,183                  $  2,055
              Apr-95       $  2,159                  $  2,101
              May-95       $  2,161                  $  2,137
              Jun-95       $  2,222                  $  2,248
              Jul-95       $  2,218                  $  2,377
              Aug-95       $  2,269                  $  2,426
              Sep-95       $  2,247                  $  2,470
              Oct-95       $  2,148                  $  2,359
              Nov-95       $  2,205                  $  2,458
              Dec-95       $  2,318                  $  2,523
              Jan-96       $  2,283                  $  2,520
              Feb-96       $  2,318                  $  2,599
              Mar-96       $  2,397                  $  2,652
              Apr-96       $  2,586                  $  2,794
              May-96       $  2,621                  $  2,904
              Jun-96       $  2,591                  $  2,785
              Jul-96       $  2,431                  $  2,541
              Aug-96       $  2,569                  $  2,689
              Sep-96       $  2,641                  $  2,794
              Oct-96       $  2,741                  $  2,751
              Nov-96       $  2,858                  $  2,864
              Dec-96       $  2,903                  $  2,939
              Jan-97       $  2,934                  $  2,998
              Feb-97       $  2,832                  $  2,925
              Mar-97       $  2,790                  $  2,787
              Apr-97       $  2,723                  $  2,795
              May-97       $  3,035                  $  3,106
              Jun-97       $  3,114                  $  3,239
              Jul-97       $  3,285                  $  3,390
              Aug-97       $  3,429                  $  3,468
              Sep-97       $  3,614                  $  3,721
              Oct-97       $  3,458                  $  3,558
              Nov-97       $  3,246                  $  3,535
              Dec-97       $  3,231                  $  3,597
              Jan-98       $  3,032                  $  3,540
              Feb-98       $  3,195                  $  3,802
              Mar-98       $  3,411                  $  3,958
              Apr-98       $  3,476                  $  3,980
              May-98       $  3,289                  $  3,766
              Jun-98       $  3,180                  $  3,774
              Jul-98       $  2,758                  $  3,468
              Aug-98       $  2,089                  $  2,795
              Sep-98       $  2,491                  $  3,014
              Oct-98       $  2,608                  $  3,136
              Nov-98       $  2,438                  $  3,301
              Dec-98       $  2,411                  $  3,505
              Jan-99       $  2,312                  $  3,552
              Feb-99       $  2,164                  $  3,264
              Mar-99       $  2,513                  $  3,315
              Apr-99       $  2,889                  $  3,612
              May-99       $  2,894                  $  3,665
              Jun-99       $  3,037                  $  3,830
              Jul-99       $  3,061                  $  3,725
              Aug-99       $  3,156                  $  3,588
              Sep-99       $  3,112                  $  3,588
              Oct-99       $  2,877                  $  3,603
              Nov-99       $  2,891                  $  3,818
              Dec-99       $  3,112                  $  4,250
              Jan-00       $  3,095                  $  4,182
              Feb-00       $  3,166                  $  4,873
              Mar-00       $  3,590                  $  4,551
              Apr-00       $  3,493                  $  4,277
              May-00       $  3,784                  $  4,028
              Jun-00       $  3,900                  $  4,379
              Jul-00       $  3,614                  $  4,238
              Aug-00       $  3,995                  $  4,562
              Sep-00       $  4,019                  $  4,428
              Oct-00       $  3,891                  $  4,230
              Nov-00       $  3,813                  $  3,796
              Dec-00       $  4,330                  $  4,122
              Jan-01       $  4,373                  $  4,336
              Feb-01       $  4,303                  $  4,052
              Mar-01       $  4,083                  $  3,854
              Apr-01       $  4,368                  $  4,155
              May-01       $  4,568                  $  4,257
              Jun-01       $  4,648                  $  4,404
              Jul-01       $  4,638                  $  4,166
              Aug-01       $  4,606                  $  4,031
              Sep-01       $  4,028                  $  3,489
              Oct-01       $  4,248                  $  3,693
              Nov-01       $  4,375                  $  3,979
              Dec-01       $  4,641                  $  4,224
              Jan-02       $  4,614                  $  4,180
              Feb-02       $  4,668                  $  4,066
              Mar-02       $  5,145                  $  4,392
              Apr-02       $  5,189                  $  4,432
              May-02       $  5,176                  $  4,236
              Jun-02       $  4,873                  $  4,026
              Jul-02       $  4,177                  $  3,418
              Aug-02       $  4,204                  $  3,409
              Sep-02       $  3,914                  $  3,164
              Oct-02       $  3,874                  $  3,266
              Nov-02       $  4,097                  $  3,557
              Dec-02       $  3,861                  $  3,359
              Jan-03       $  3,767                  $  3,266
              Feb-03       $  3,660                  $  3,167
              Mar-03       $  3,678                  $  3,208
              Apr-03       $  4,017                  $  3,512
              May-03       $  4,480                  $  3,889
              Jun-03       $  4,552                  $  3,960
              Jul-03       $  4,784                  $  4,207
              Aug-03       $  5,087                  $  4,400
              Sep-03       $  4,966                  $  4,319
              Oct-03       $  5,332                  $  4,682

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                     TCW GALILEO OPPORTUNITY FUND - K CLASS

CUMULATIVE TOTAL RETURN

                     SINCE INCEPTION
                           37.93%

                           FUND               RUSSELL 2000 INDEX
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,117                  $  2,178
             Dec-02        $  2,009                  $  2,057
             Jan-03        $  1,947                  $  2,000
             Feb-03        $  1,892                  $  1,940
             Mar-03        $  1,901                  $  1,965
             Apr-03        $  2,078                  $  2,151
             May-03        $  2,317                  $  2,382
             Jun-03        $  2,354                  $  2,425
             Jul-03        $  2,476                  $  2,577
             Aug-03        $  2,632                  $  2,695
             Sep-03        $  2,570                  $  2,645
             Oct-03        $  2,759                  $  2,867

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

TCW Galileo Select Equities Fund

Management Discussions

For the year ended October 31, 2003, the TCW Galileo Select Equities Fund (the "Fund") had a positive return of 44.93% on its I Class shares, 44.52% on its N Class shares and 45.01% on its K Class shares. The performance of the Fund's three classes varies because of differing expenses. The Fund outperformed its benchmark (Russell 1000 Growth Index) which returned 21.81%.

During the year ended October 31, 2003 the U.S. equity markets improved materially relative to the three prior years. We benefited from an overall improvement in market conditions and also within the specific sectors where we made investments which outperformed the comparable sectors of the benchmark. Our best performing sector was information technology. Our over-weighting of this sector and stock selection was very additive to our outperformance of the benchmark. During the year we added several new names in the consumer discretionary sector. Again a relative over-weighting and stock selection helped our returns. In the health care sector we emphasized biotech companies which added to our outperformance.

Six of our top ten performing stocks were in the information technology sector. They were: Network Appliance, Intel, Cisco Systems, Xilinx, Maxim and Applied Materials. Some of our best performing stocks were electronic commerce companies that we added during the year. These companies were: Amazon, eBay and Yahoo.

The Fund's portfolio management team remains committed to investing in companies with strong and enduring business models.

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN

       1-YEAR         3-YEAR        5-YEAR        10-YEAR
       44.93%        (11.14)%       5.23%         10.52%

                     FUND        RUSSELL 1000 GROWTH W/INC.        S&PW500WW/INC.
Oct-93             $  2,000            $  2,000                      $  2,000
Nov-93             $  1,967            $  1,987                      $  1,981
Dec-93             $  2,040            $  2,021                      $  2,005
Jan-94             $  2,159            $  2,068                      $  2,073
Feb-94             $  2,133            $  2,030                      $  2,017
Mar-94             $  2,016            $  1,932                      $  1,929
Apr-94             $  1,993            $  1,941                      $  1,954
May-94             $  2,035            $  1,971                      $  1,986
Jun-94             $  1,914            $  1,912                      $  1,937
Jul-94             $  1,964            $  1,978                      $  2,001
Aug-94             $  2,040            $  2,088                      $  2,083
Sep-94             $  1,969            $  2,059                      $  2,032
Oct-94             $  1,998            $  2,108                      $  2,077
Nov-94             $  1,915            $  2,041                      $  2,002
Dec-94             $  1,896            $  2,075                      $  2,031
Jan-95             $  1,858            $  2,119                      $  2,084
Feb-95             $  1,941            $  2,208                      $  2,165
Mar-95             $  1,992            $  2,272                      $  2,229
Apr-95             $  2,078            $  2,322                      $  2,295
May-95             $  2,139            $  2,403                      $  2,387
Jun-95             $  2,264            $  2,496                      $  2,442
Jul-95             $  2,387            $  2,600                      $  2,523
Aug-95             $  2,380            $  2,602                      $  2,529
Sep-95             $  2,418            $  2,722                      $  2,636
Oct-95             $  2,375            $  2,724                      $  2,627
Nov-95             $  2,431            $  2,830                      $  2,742
Dec-95             $  2,398            $  2,846                      $  2,795
Jan-96             $  2,410            $  2,942                      $  2,890
Feb-96             $  2,506            $  2,995                      $  2,917
Mar-96             $  2,560            $  2,999                      $  2,945
Apr-96             $  2,656            $  3,078                      $  2,988
May-96             $  2,760            $  3,186                      $  3,065
Jun-96             $  2,682            $  3,190                      $  3,077
Jul-96             $  2,508            $  3,003                      $  2,941
Aug-96             $  2,607            $  3,081                      $  3,003
Sep-96             $  2,764            $  3,305                      $  3,172
Oct-96             $  2,774            $  3,325                      $  3,259
Nov-96             $  2,995            $  3,575                      $  3,506
Dec-96             $  2,892            $  3,505                      $  3,436
Jan-97             $  3,022            $  3,750                      $  3,651
Feb-97             $  2,925            $  3,725                      $  3,680
Mar-97             $  2,750            $  3,523                      $  3,528
Apr-97             $  2,953            $  3,757                      $  3,739
May-97             $  3,170            $  4,028                      $  3,966
Jun-97             $  3,250            $  4,190                      $  4,144
Jul-97             $  3,601            $  4,560                      $  4,474
Aug-97             $  3,393            $  4,293                      $  4,223
Sep-97             $  3,507            $  4,505                      $  4,455
Oct-97             $  3,403            $  4,338                      $  4,306
Nov-97             $  3,509            $  4,522                      $  4,505
Dec-97             $  3,548            $  4,573                      $  4,583
Jan-98             $  3,590            $  4,710                      $  4,633
Feb-98             $  3,842            $  5,064                      $  4,968
Mar-98             $  3,989            $  5,266                      $  5,222
Apr-98             $  4,059            $  5,339                      $  5,274
May-98             $  3,935            $  5,187                      $  5,184
Jun-98             $  4,219            $  5,505                      $  5,394
Jul-98             $  4,311            $  5,469                      $  5,337
Aug-98             $  3,600            $  4,648                      $  4,565
Sep-98             $  3,940            $  5,005                      $  4,858
Oct-98             $  4,214            $  5,407                      $  5,253
Nov-98             $  4,431            $  5,818                      $  5,571
Dec-98             $  4,895            $  6,343                      $  5,892
Jan-99             $  5,277            $  6,715                      $  6,139
Feb-99             $  5,100            $  6,409                      $  5,948
Mar-99             $  5,482            $  6,746                      $  6,186
Apr-99             $  5,465            $  6,755                      $  6,425
May-99             $  5,268            $  6,547                      $  6,274
Jun-99             $  5,734            $  7,006                      $  6,622
Jul-99             $  5,480            $  6,783                      $  6,415
Aug-99             $  5,514            $  6,894                      $  6,383
Sep-99             $  5,335            $  6,749                      $  6,208
Oct-99             $  5,989            $  7,259                      $  6,601
Nov-99             $  6,281            $  7,651                      $  6,735
Dec-99             $  6,997            $  8,446                      $  7,132
Jan-00             $  6,897            $  8,050                      $  6,774
Feb-00             $  7,462            $  8,444                      $  6,646
Mar-00             $  8,150            $  9,048                      $  7,296
Apr-00             $  7,709            $  8,618                      $  7,076
May-00             $  7,567            $  8,184                      $  6,931
Jun-00             $  8,162            $  8,804                      $  7,102
Jul-00             $  7,878            $  8,437                      $  6,991
Aug-00             $  8,575            $  9,201                      $  7,425
Sep-00             $  8,071            $  8,331                      $  7,033
Oct-00             $  7,748            $  7,936                      $  7,003
Nov-00             $  6,553            $  6,766                      $  6,451
Dec-00             $  6,562            $  6,552                      $  6,483
Jan-01             $  6,946            $  7,005                      $  6,713
Feb-01             $  5,737            $  5,816                      $  6,101
Mar-01             $  5,133            $  5,183                      $  5,714
Apr-01             $  5,827            $  5,838                      $  6,158
May-01             $  5,811            $  5,752                      $  6,200
Jun-01             $  5,664            $  5,619                      $  6,049
Jul-01             $  5,440            $  5,479                      $  5,989
Aug-01             $  4,979            $  5,031                      $  5,614
Sep-01             $  4,205            $  4,529                      $  5,161
Oct-01             $  4,621            $  4,766                      $  5,259
Nov-01             $  5,245            $  5,224                      $  5,663
Dec-01             $  5,299            $  5,214                      $  5,712
Jan-02             $  5,280            $  5,122                      $  5,629
Feb-02             $  4,893            $  4,909                      $  5,520
Mar-02             $  5,264            $  5,079                      $  5,728
Apr-02             $  4,759            $  4,665                      $  5,381
May-02             $  4,570            $  4,552                      $  5,341
Jun-02             $  4,109            $  4,131                      $  4,961
Jul-02             $  3,706            $  3,904                      $  4,574
Aug-02             $  3,703            $  3,915                      $  4,604
Sep-02             $  3,320            $  3,509                      $  4,104
Oct-02             $  3,751            $  3,831                      $  4,465
Nov-02             $  4,173            $  4,039                      $  4,728
Dec-02             $  3,690            $  3,760                      $  4,450
Jan-03             $  3,658            $  3,669                      $  4,333
Feb-03             $  3,716            $  3,652                      $  4,268
Mar-03             $  3,857            $  3,720                      $  4,309
Apr-03             $  4,202            $  3,995                      $  4,664
May-03             $  4,557            $  4,195                      $  4,910
Jun-03             $  4,631            $  4,252                      $  4,973
Jul-03             $  4,848            $  4,358                      $  5,060
Aug-03             $  5,120            $  4,467                      $  5,159
Sep-03             $  4,979            $  4,419                      $  5,104
Oct-03             $  5,437            $  4,667                      $  5,104

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR     3-YEAR      SINCE INCEPTION
     44.52%     (11.42)%        1.06%

                           FUND               RUSSELL 1000 GROWTH W/INC.    S&P 500 W/INC.
INCEPTION 3/1/1999         $  2,000                  $  2,000                    $  2,000
          Mar-99           $  2,149                  $  2,105                    $  2,080
          Apr-99           $  2,143                  $  2,108                    $  2,161
          May-99           $  2,065                  $  2,043                    $  2,110
          Jun-99           $  2,247                  $  2,186                    $  2,227
          Jul-99           $  2,148                  $  2,117                    $  2,157
          Aug-99           $  2,160                  $  2,151                    $  2,146
          Sep-99           $  2,090                  $  2,106                    $  2,088
          Oct-99           $  2,345                  $  2,265                    $  2,220
          Nov-99           $  2,459                  $  2,388                    $  2,265
          Dec-99           $  2,738                  $  2,636                    $  2,398
          Jan-00           $  2,698                  $  2,512                    $  2,278
          Feb-00           $  2,918                  $  2,635                    $  2,235
          Mar-00           $  3,186                  $  2,824                    $  2,453
          Apr-00           $  3,013                  $  2,689                    $  2,379
          May-00           $  2,957                  $  2,554                    $  2,331
          Jun-00           $  3,189                  $  2,748                    $  2,388
          Jul-00           $  3,076                  $  2,633                    $  2,351
          Aug-00           $  3,349                  $  2,871                    $  2,497
          Sep-00           $  3,150                  $  2,600                    $  2,365
          Oct-00           $  3,023                  $  2,477                    $  2,355
          Nov-00           $  2,557                  $  2,112                    $  2,169
          Dec-00           $  2,559                  $  2,045                    $  2,180
          Jan-01           $  2,708                  $  2,186                    $  2,257
          Feb-01           $  2,237                  $  1,815                    $  2,051
          Mar-01           $  2,000                  $  1,617                    $  1,921
          Apr-01           $  2,271                  $  1,822                    $  2,071
          May-01           $  2,263                  $  1,795                    $  2,085
          Jun-01           $  2,205                  $  1,754                    $  2,034
          Jul-01           $  2,118                  $  1,710                    $  2,014
          Aug-01           $  1,938                  $  1,570                    $  1,888
          Sep-01           $  1,636                  $  1,413                    $  1,735
          Oct-01           $  1,796                  $  1,487                    $  1,768
          Nov-01           $  2,040                  $  1,630                    $  1,904
          Dec-01           $  2,060                  $  1,627                    $  1,921
          Jan-02           $  2,052                  $  1,598                    $  1,893
          Feb-02           $  1,901                  $  1,532                    $  1,856
          Mar-02           $  2,045                  $  1,585                    $  1,926
          Apr-02           $  1,848                  $  1,456                    $  1,809
          May-02           $  1,774                  $  1,421                    $  1,796
          Jun-02           $  1,596                  $  1,289                    $  1,668
          Jul-02           $  1,439                  $  1,218                    $  1,538
          Aug-02           $  1,436                  $  1,222                    $  1,548
          Sep-02           $  1,287                  $  1,095                    $  1,380
          Oct-02           $  1,454                  $  1,196                    $  1,501
          Nov-02           $  1,617                  $  1,261                    $  1,590
          Dec-02           $  1,430                  $  1,173                    $  1,496
          Jan-03           $  1,418                  $  1,145                    $  1,457
          Feb-03           $  1,439                  $  1,140                    $  1,435
          Mar-03           $  1,493                  $  1,161                    $  1,449
          Apr-03           $  1,626                  $  1,247                    $  1,568
          May-03           $  1,764                  $  1,309                    $  1,651
          Jun-03           $  1,790                  $  1,327                    $  1,672
          Jul-03           $  1,874                  $  1,360                    $  1,702
          Aug-03           $  1,980                  $  1,394                    $  1,735
          Sep-03           $  1,924                  $  1,379                    $  1,716
          Oct-03           $  2,101                  $  1,456                    $  1,716

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO SELECT EQUITIES FUND - K CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR             SINCE INCEPTION
     45.01%                 (0.91)%

                           FUND               RUSSELL 1000 GROWTH W/INC.    S&P 500 W/INC.
INCEPTION 8/6/2001         $  2,000                  $  2,000                    $  2,000
            Aug-01         $  1,794                  $  1,836                    $  1,875
            Sep-01         $  1,515                  $  1,653                    $  1,723
            Oct-01         $  1,665                  $  1,740                    $  1,756
            Nov-01         $  1,890                  $  1,907                    $  1,891
            Dec-01         $  1,910                  $  1,903                    $  1,908
            Jan-02         $  1,904                  $  1,870                    $  1,880
            Feb-02         $  1,764                  $  1,792                    $  1,843
            Mar-02         $  1,898                  $  1,854                    $  1,913
            Apr-02         $  1,715                  $  1,703                    $  1,797
            May-02         $  1,647                  $  1,662                    $  1,784
            Jun-02         $  1,483                  $  1,508                    $  1,657
            Jul-02         $  1,337                  $  1,425                    $  1,527
            Aug-02         $  1,336                  $  1,429                    $  1,537
            Sep-02         $  1,198                  $  1,281                    $  1,370
            Oct-02         $  1,351                  $  1,399                    $  1,491
            Nov-02         $  1,503                  $  1,474                    $  1,579
            Dec-02         $  1,329                  $  1,373                    $  1,486
            Jan-03         $  1,318                  $  1,339                    $  1,447
            Feb-03         $  1,339                  $  1,333                    $  1,425
            Mar-03         $  1,389                  $  1,358                    $  1,439
            Apr-03         $  1,514                  $  1,458                    $  1,558
            May-03         $  1,642                  $  1,531                    $  1,640
            Jun-03         $  1,667                  $  1,552                    $  1,661
            Jul-03         $  1,746                  $  1,591                    $  1,690
            Aug-03         $  1,844                  $  1,630                    $  1,723
            Sep-03         $  1,794                  $  1,613                    $  1,705
            Oct-03         $  1,960                  $  1,704                    $  1,705

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Small Cap Growth Fund

Management Discussions


For the year ended October 31, 2003, TCW Galileo Small Cap Growth Fund (the "Fund") had a positive return of 44.08% on its I Class shares and 43.43% on its N Class shares. The K Class shares returned 44.08% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The performance of the Fund's three classes varies because of differing expenses. The Fund outperformed its benchmark which returned 43.35%.

The Fund's largest sector weight throughout the fiscal year was in the information technology (IT) sector. As the sector began demonstrating a recovery from the recession of the past three years, practically all industries within the IT sector had a significant positive impact on absolute performance. Some of the greatest contributors to performance came from the semiconductor industry where we enjoyed strong gains in such investments as Marvell Technology, Maxim Integrated Products, Intersil, and Varian Semiconductor. Within the software industry, Mercury Interactive was a positive contributor to performance, as was Cognizant Technology Solutions in the IT services industry. In the communications equipment industry, Research in Motion and Polycom were the two most significant contributors to positive performance.

Security selection in the consumer discretionary sector hurt relative performance compounded by our overweighting in this sector. The Fund had significant investments in the media industry, radio in particular, which underperformed through much of the year. In the lead up to the Iraq war, these stocks underperformed in anticipation of lower advertising revenues during the conflict. Following the war's conclusion, fundamentals in the industry did not recover to the degree we expected. Elsewhere in the sector, our investments in the internet industry outperformed the benchmark.

The greatest positive contribution to relative performance came in the industrials sector, driven by good individual stock selection specifically Corporate Executive Board and Strayer Education. Similarly, good stock selection, especially our investments in Espeed and Chicago Mercantile Exchange, in the financial services sector helped relative performance. Within the healthcare sector, our good stock selection in the biotechnology and pharmaceuticals industries outweighed our underperforming positions in healthcare equipment and services. The year ended October 31, 2003 saw a strong recovery in the U.S. equity markets, following a severe three-year bear market. Through good stock selection and favorable sector weights, the Fund was able to deliver good absolute and relative performance.

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR    3-YEAR     5-YEAR    10-YEAR
     44.08%   (26.27)%   (0.40)%    6.07%

             FUND          RUSSELL 2000 INDEX
Oct-93       $   2,000             $  2,000
Nov-93       $   1,832             $  1,935
Dec-93       $   1,900             $  2,001
Jan-94       $   1,984             $  2,064
Feb-94       $   1,942             $  2,056
Mar-94       $   1,786             $  1,948
Apr-94       $   1,747             $  1,959
May-94       $   1,689             $  1,937
Jun-94       $   1,588             $  1,872
Jul-94       $   1,619             $  1,903
Aug-94       $   1,744             $  2,009
Sep-94       $   1,771             $  2,002
Oct-94       $   1,823             $  1,994
Nov-94       $   1,747             $  1,913
Dec-94       $   1,817             $  1,965
Jan-95       $   1,744             $  1,940
Feb-95       $   1,862             $  2,020
Mar-95       $   2,002             $  2,055
Apr-95       $   2,008             $  2,101
May-95       $   2,054             $  2,137
Jun-95       $   2,297             $  2,248
Jul-95       $   2,512             $  2,377
Aug-95       $   2,559             $  2,426
Sep-95       $   2,692             $  2,470
Oct-95       $   2,733             $  2,359
Nov-95       $   2,890             $  2,458
Dec-95       $   2,986             $  2,523
Jan-96       $   2,990             $  2,520
Feb-96       $   3,136             $  2,599
Mar-96       $   3,388             $  2,652
Apr-96       $   3,842             $  2,794
May-96       $   4,059             $  2,904
Jun-96       $   3,805             $  2,785
Jul-96       $   3,203             $  2,541
Aug-96       $   3,504             $  2,689
Sep-96       $   3,760             $  2,794
Oct-96       $   3,545             $  2,751
Nov-96       $   3,541             $  2,864
Dec-96       $   3,512             $  2,939
Jan-97       $   3,545             $  2,998
Feb-97       $   3,102             $  2,925
Mar-97       $   2,781             $  2,787
Apr-97       $   2,793             $  2,795
May-97       $   3,336             $  3,106
Jun-97       $   3,560             $  3,239
Jul-97       $   3,767             $  3,390
Aug-97       $   3,730             $  3,468
Sep-97       $   4,066             $  3,721
Oct-97       $   3,913             $  3,558
Nov-97       $   3,872             $  3,535
Dec-97       $   4,017             $  3,597
Jan-98       $   3,981             $  3,540
Feb-98       $   4,317             $  3,802
Mar-98       $   4,613             $  3,958
Apr-98       $   4,584             $  3,980
May-98       $   4,257             $  3,766
Jun-98       $   4,731             $  3,774
Jul-98       $   4,369             $  3,468
Aug-98       $   3,322             $  2,795
Sep-98       $   3,675             $  3,014
Oct-98       $   3,679             $  3,137
Nov-98       $   4,200             $  3,301
Dec-98       $   4,830             $  3,505
Jan-99       $   5,197             $  3,552
Feb-99       $   4,670             $  3,264
Mar-99       $   5,073             $  3,315
Apr-99       $   5,220             $  3,612
May-99       $   5,091             $  3,665
Jun-99       $   5,793             $  3,831
Jul-99       $   5,541             $  3,725
Aug-99       $   5,768             $  3,588
Sep-99       $   6,058             $  3,588
Oct-99       $   6,979             $  3,603
Nov-99       $   8,449             $  3,818
Dec-99       $  10,919             $  4,250
Jan-00       $  10,583             $  4,182
Feb-00       $  13,484             $  4,873
Mar-00       $  11,741             $  4,551
Apr-00       $   9,148             $  4,277
May-00       $   8,257             $  4,028
Jun-00       $  10,408             $  4,379
Jul-00       $   9,637             $  4,238
Aug-00       $  11,605             $  4,562
Sep-00       $  10,678             $  4,428
Oct-00       $   8,997             $  4,230
Nov-00       $   6,313             $  3,796
Dec-00       $   6,736             $  4,122
Jan-01       $   7,150             $  4,336
Feb-01       $   5,329             $  4,052
Mar-01       $   4,514             $  3,854
Apr-01       $   5,682             $  4,155
May-01       $   5,777             $  4,257
Jun-01       $   5,975             $  4,404
Jul-01       $   5,080             $  4,166
Aug-01       $   4,400             $  4,031
Sep-01       $   3,281             $  3,489
Oct-01       $   3,739             $  3,693
Nov-01       $   4,373             $  3,979
Dec-01       $   4,634             $  4,224
Jan-02       $   4,255             $  4,180
Feb-02       $   3,702             $  4,066
Mar-02       $   3,976             $  4,392
Apr-02       $   3,749             $  4,433
May-02       $   3,489             $  4,236
Jun-02       $   3,093             $  4,026
Jul-02       $   2,555             $  3,418
Aug-02       $   2,493             $  3,409
Sep-02       $   2,307             $  3,164
Oct-02       $   2,503             $  3,266
Nov-02       $   2,767             $  3,557
Dec-02       $   2,440             $  3,359
Jan-03       $   2,391             $  3,266
Feb-03       $   2,317             $  3,167
Mar-03       $   2,320             $  3,208
Apr-03       $   2,584             $  3,512
May-03       $   2,880             $  3,889
Jun-03       $   2,968             $  3,960
Jul-03       $   3,152             $  4,207
Aug-03       $   3,391             $  4,400
Sep-03       $   3,252             $  4,319
Oct-03       $   3,607             $  4,682

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR     SINCE INCEPTION
     43.43%   (26.50)%        (5.67)%

                           FUND               RUSSELL 2000 INDEX
INCEPTION 3/1/1999         $   2,000                 $   2,000
            Mar-99         $   2,172                 $   2,031
            Apr-99         $   2,235                 $   2,213
            May-99         $   2,178                 $   2,246
            Jun-99         $   2,478                 $   2,347
            Jul-99         $   2,371                 $   2,283
            Aug-99         $   2,467                 $   2,198
            Sep-99         $   2,591                 $   2,199
            Oct-99         $   2,984                 $   2,208
            Nov-99         $   3,610                 $   2,339
            Dec-99         $   4,663                 $   2,604
            Jan-00         $   4,518                 $   2,562
            Feb-00         $   5,753                 $   2,986
            Mar-00         $   5,008                 $   2,789
            Apr-00         $   3,909                 $   2,621
            May-00         $   3,528                 $   2,468
            Jun-00         $   4,441                 $   2,683
            Jul-00         $   4,111                 $   2,597
            Aug-00         $   4,950                 $   2,795
            Sep-00         $   4,554                 $   2,713
            Oct-00         $   3,836                 $   2,592
            Nov-00         $   2,691                 $   2,326
            Dec-00         $   2,871                 $   2,526
            Jan-01         $   3,046                 $   2,657
            Feb-01         $   2,269                 $   2,483
            Mar-01         $   1,923                 $   2,361
            Apr-01         $   2,419                 $   2,546
            May-01         $   2,459                 $   2,609
            Jun-01         $   2,543                 $   2,699
            Jul-01         $   2,162                 $   2,553
            Aug-01         $   1,871                 $   2,470
            Sep-01         $   1,395                 $   2,138
            Oct-01         $   1,590                 $   2,263
            Nov-01         $   1,857                 $   2,438
            Dec-01         $   1,969                 $   2,588
            Jan-02         $   1,808                 $   2,561
            Feb-02         $   1,572                 $   2,491
            Mar-02         $   1,688                 $   2,691
            Apr-02         $   1,591                 $   2,716
            May-02         $   1,480                 $   2,595
            Jun-02         $   1,312                 $   2,467
            Jul-02         $   1,084                 $   2,094
            Aug-02         $   1,058                 $   2,089
            Sep-02         $     978                 $   1,939
            Oct-02         $   1,062                 $   2,001
            Nov-02         $   1,173                 $   2,180
            Dec-02         $   1,034                 $   2,058
            Jan-03         $   1,013                 $   2,001
            Feb-03         $     981                 $   1,941
            Mar-03         $     982                 $   1,966
            Apr-03         $   1,094                 $   2,152
            May-03         $   1,219                 $   2,383
            Jun-03         $   1,257                 $   2,426
            Jul-03         $   1,334                 $   2,578
            Aug-03         $   1,435                 $   2,696
            Sep-03         $   1,374                 $   2,646
            Oct-03         $   1,523                 $   2,869

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO SMALL CAP GROWTH FUND - K CLASS

CUMULATIVE TOTAL RETURN

              SINCE INCEPTION
                   44.08%

                           FUND            RUSSELL 2000 INDEX
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,211                  $  2,178
             Dec-02        $  1,949                  $  2,057
             Jan-03        $  1,910                  $  2,000
             Feb-03        $  1,851                  $  1,940
             Mar-03        $  1,853                  $  1,965
             Apr-03        $  2,065                  $  2,151
             May-03        $  2,301                  $  2,382
             Jun-03        $  2,371                  $  2,425
             Jul-03        $  2,518                  $  2,577
             Aug-03        $  2,710                  $  2,695
             Sep-03        $  2,598                  $  2,645
             Oct-03        $  2,882                  $  2,867

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Small Cap Value Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Small Cap Value Fund (the "Fund") had a positive return of 63.70% on its I Class shares and 63.70% on its N Class shares. The K Class shares returned 63.70% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The Fund outperformed its benchmark which returned 40.29%.

Contributing to the Fund's performance were its overweight positions in the technology and industrial capital goods sectors. Within the technology sector, the Fund's overweight position in information technology permitted the Fund to benefit from that sector's excellent performance over the year, thanks to an increase in corporate information technology spending during the period.

For the year ended October 31, 2003, the U.S. equity markets have significantly appreciated as the economy has recovered. Reports of stronger retail sales and increased factory utilization and capital spending are evidence of the economic recovery. The Fund remains committed to its current investment mandates as a value fund.

[CHART]

                   TCW GALILEO SMALL CAP VALUE FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR     SINCE INCEPTION
     63.70%     8.83%          10.79%

                           FUND               RUSSELL 2000 VALUE W/INC.
INCEPTION 6/14/2000        $  2,000                  $  2,000
             Jun-00        $  1,996                  $  2,058
             Jul-00        $  2,026                  $  2,127
             Aug-00        $  2,178                  $  2,222
             Sep-00        $  2,194                  $  2,209
             Oct-00        $  2,194                  $  2,201
             Nov-00        $  2,048                  $  2,156
             Dec-00        $  2,223                  $  2,388
             Jan-01        $  2,519                  $  2,454
             Feb-01        $  2,343                  $  2,451
             Mar-01        $  2,245                  $  2,411
             Apr-01        $  2,452                  $  2,523
             May-01        $  2,566                  $  2,588
             Jun-01        $  2,574                  $  2,692
             Jul-01        $  2,548                  $  2,632
             Aug-01        $  2,482                  $  2,622
             Sep-01        $  2,020                  $  2,333
             Oct-01        $  2,247                  $  2,394
             Nov-01        $  2,460                  $  2,566
             Dec-01        $  2,671                  $  2,723
             Jan-02        $  2,634                  $  2,759
             Feb-02        $  2,584                  $  2,776
             Mar-02        $  2,931                  $  2,984
             Apr-02        $  2,892                  $  3,089
             May-02        $  2,734                  $  2,987
             Jun-02        $  2,414                  $  2,921
             Jul-02        $  1,941                  $  2,487
             Aug-02        $  1,873                  $  2,476
             Sep-02        $  1,633                  $  2,299
             Oct-02        $  1,728                  $  2,333
             Nov-02        $  2,047                  $  2,520
             Dec-02        $  1,855                  $  2,412
             Jan-03        $  1,804                  $  2,344
             Feb-03        $  1,773                  $  2,265
             Mar-03        $  1,732                  $  2,289
             Apr-03        $  1,929                  $  2,507
             May-03        $  2,170                  $  2,763
             Jun-03        $  2,222                  $  2,810
             Jul-03        $  2,431                  $  2,950
             Aug-03        $  2,634                  $  3,062
             Sep-03        $  2,550                  $  3,027
             Oct-03        $  2,828                  $  3,274

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO SMALL CAP VALUE FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR        SINCE INCEPTION
     63.70%            (1.47)%

                           FUND               RUSSELL 2000 VALUE W/INC.
INCEPTION 5/1/2002         $  2,000                  $  2,000
            May-02         $  1,891                  $  1,934
            Jun-02         $  1,671                  $  1,891
            Jul-02         $  1,344                  $  1,610
            Aug-02         $  1,297                  $  1,603
            Sep-02         $  1,131                  $  1,488
            Oct-02         $  1,195                  $  1,511
            Nov-02         $  1,416                  $  1,631
            Dec-02         $  1,283                  $  1,562
            Jan-03         $  1,247                  $  1,518
            Feb-03         $  1,226                  $  1,467
            Mar-03         $  1,198                  $  1,482
            Apr-03         $  1,334                  $  1,623
            May-03         $  1,501                  $  1,789
            Jun-03         $  1,539                  $  1,819
            Jul-03         $  1,681                  $  1,910
            Aug-03         $  1,821                  $  1,982
            Sep-03         $  1,763                  $  1,960
            Oct-03         $  1,956                  $  2,120

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO SMALL CAP VALUE FUND - K CLASS

CUMULATIVE TOTAL RETURN

               SINCE INCEPTION
                     63.70%

                           FUND               RUSSELL 2000 VALUE W/INC.
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,370                  $  2,160
             Dec-02        $  2,147                  $  2,067
             Jan-03        $  2,088                  $  2,009
             Feb-03        $  2,052                  $  1,942
             Mar-03        $  2,007                  $  1,962
             Apr-03        $  2,232                  $  2,149
             May-03        $  2,512                  $  2,368
             Jun-03        $  2,572                  $  2,408
             Jul-03        $  2,814                  $  2,528
             Aug-03        $  3,049                  $  2,624
             Sep-03        $  2,951                  $  2,594
             Oct-03        $  3,274                  $  2,806

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Technology Fund

Management Discussions


For the year ended October 31, 2003, TCW Galileo Technology Fund (the "Fund") had a positive return of 58.29%. The Fund outperformed its benchmark which returned 45.31%.

During the year the Fund benefited the most from its exposure to the semiconductor industry. Also significantly contributing to its outperformance were its holdings in the internet software and services, and communication equipment industries. Positions in Yahoo, EBAY and Echostar Communications were also positive contributors to the Fund's outperformance of its benchmark.

For the year ended October 31, 2003, the U.S. equity markets have made significant recoveries from their lows. Among the drivers were continued low interest rates, subdued inflation and improved corporate earnings. These conditions heartened the investment community, allowing for the appreciation of equity valuations during this period.

[CHART]

                      TCW GALILEO TECHNOLOGY FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR       SINCE INCEPTION
     58.29%           (30.64)%

                           FUND               NASDAQ COMPOSITE
INCEPTION 11/1/2000        $  2,000                  $  2,000
             Nov-00        $  1,456                  $  1,542
             Dec-00        $  1,438                  $  1,466
             Jan-01        $  1,624                  $  1,646
             Feb-01        $  1,048                  $  1,277
             Mar-01        $    838                  $  1,092
             Apr-01        $  1,056                  $  1,256
             May-01        $  1,020                  $  1,253
             Jun-01        $  1,036                  $  1,283
             Jul-01        $    928                  $  1,203
             Aug-01        $    796                  $  1,072
             Sep-01        $    586                  $    890
             Oct-01        $    698                  $  1,003
             Nov-01        $    830                  $  1,146
             Dec-01        $    846                  $  1,158
             Jan-02        $    820                  $  1,148
             Feb-02        $    680                  $  1,028
             Mar-02        $    756                  $  1,095
             Apr-02        $    674                  $  1,002
             May-02        $    614                  $    959
             Jun-02        $    522                  $    868
             Jul-02        $    446                  $    788
             Aug-02        $    400                  $    780
             Sep-02        $    346                  $    696
             Oct-02        $    422                  $    789
             Nov-02        $    504                  $    878
             Dec-02        $    430                  $    793
             Jan-03        $    436                  $    784
             Feb-03        $    442                  $    794
             Mar-03        $    452                  $    796
             Apr-03        $    498                  $    869
             May-03        $    552                  $    947
             Jun-03        $    556                  $    963
             Jul-03        $    580                  $  1,030
             Aug-03        $    630                  $  1,075
             Sep-03        $    594                  $  1,061
             Oct-03        $    668                  $  1,147

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Value Opportunities Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Value Opportunities Fund (the "Fund") had a positive return of 47.66% on its I Class shares and 47.11% on its N Class shares. The K Class shares returned 47.66% for the period November 1, 2002 (commencement of offering of K Class shares) through October 31, 2003. The performance of the Fund's three classes varies because of differing expenses. The Fund outperformed its benchmark which returned 33.48%.

Contributing to the Fund's performance were its overweight positions in the technology and industrial capital goods sectors. Within the technology sector, the Fund's overweight position in information technology permitted the Fund to benefit from that sector's excellent performance over the year, thanks to an increase in corporate information technology spending during the period.

For the year ended October 31, 2003, the U.S. equity markets have significantly appreciated as the economy has recovered. Reports of stronger retail sales and increased factory utilization and capital spending are evidence of the economic recovery. The Fund remains committed to its current investment mandates as a value fund.

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - I CLASS

AVERAGE ANNUALIZED TOTAL RETURN(1)

     1-YEAR      3-YEAR      5-YEAR    SINCE INCEPTION
     47.66%      12.77%      20.74%         17.04%

                           FUND               RUSSELL MIDCAP VALUE
INCEPTION 11/1/1996        $  2,000                  $  2,000
             Nov-96        $  2,153                  $  2,125
             Dec-96        $  2,171                  $  2,117
             Jan-97        $  2,249                  $  2,183
             Feb-97        $  2,232                  $  2,220
             Mar-97        $  2,155                  $  2,153
             Apr-97        $  2,171                  $  2,207
             May-97        $  2,373                  $  2,337
             Jun-97        $  2,474                  $  2,424
             Jul-97        $  2,636                  $  2,604
             Aug-97        $  2,692                  $  2,573
             Sep-97        $  2,768                  $  2,733
             Oct-97        $  2,536                  $  2,650
             Nov-97        $  2,508                  $  2,739
             Dec-97        $  2,541                  $  2,844
             Jan-98        $  2,521                  $  2,789
             Feb-98        $  2,704                  $  2,975
             Mar-98        $  2,759                  $  3,128
             Apr-98        $  2,790                  $  3,111
             May-98        $  2,663                  $  3,038
             Jun-98        $  2,511                  $  3,048
             Jul-98        $  2,310                  $  2,893
             Aug-98        $  1,899                  $  2,487
             Sep-98        $  1,983                  $  2,632
             Oct-98        $  2,346                  $  2,802
             Nov-98        $  2,437                  $  2,900
             Dec-98        $  2,549                  $  2,989
             Jan-99        $  2,602                  $  2,919
             Feb-99        $  2,447                  $  2,855
             Mar-99        $  2,475                  $  2,896
             Apr-99        $  2,762                  $  3,170
             May-99        $  2,917                  $  3,183
             Jun-99        $  3,072                  $  3,219
             Jul-99        $  3,059                  $  3,139
             Aug-99        $  3,031                  $  3,030
             Sep-99        $  2,952                  $  2,877
             Oct-99        $  2,851                  $  2,962
             Nov-99        $  2,973                  $  2,908
             Dec-99        $  3,187                  $  2,985
             Jan-00        $  3,021                  $  2,807
             Feb-00        $  2,961                  $  2,689
             Mar-00        $  3,504                  $  3,015
             Apr-00        $  3,566                  $  3,028
             May-00        $  3,721                  $  3,080
             Jun-00        $  3,651                  $  2,965
             Jul-00        $  3,767                  $  3,034
             Aug-00        $  4,134                  $  3,220
             Sep-00        $  4,111                  $  3,251
             Oct-00        $  4,196                  $  3,313
             Nov-00        $  4,010                  $  3,270
             Dec-00        $  4,407                  $  3,558
             Jan-01        $  4,852                  $  3,545
             Feb-01        $  4,670                  $  3,530
             Mar-01        $  4,549                  $  3,432
             Apr-01        $  5,038                  $  3,621
             May-01        $  5,357                  $  3,724
             Jun-01        $  5,307                  $  3,674
             Jul-01        $  5,348                  $  3,659
             Aug-01        $  5,202                  $  3,593
             Sep-01        $  4,528                  $  3,250
             Oct-01        $  4,933                  $  3,267
             Nov-01        $  5,515                  $  3,496
             Dec-01        $  5,890                  $  3,641
             Jan-02        $  5,749                  $  3,678
             Feb-02        $  5,612                  $  3,737
             Mar-02        $  6,077                  $  3,928
             Apr-02        $  5,877                  $  3,926
             May-02        $  5,808                  $  3,920
             Jun-02        $  5,068                  $  3,745
             Jul-02        $  4,256                  $  3,378
             Aug-02        $  4,225                  $  3,417
             Sep-02        $  3,766                  $  3,072
             Oct-02        $  4,075                  $  3,170
             Nov-02        $  4,628                  $  3,370
             Dec-02        $  4,284                  $  3,290
             Jan-03        $  4,122                  $  3,198
             Feb-03        $  4,135                  $  3,145
             Mar-03        $  4,150                  $  3,156
             Apr-03        $  4,559                  $  3,396
             May-03        $  5,084                  $  3,695
             Jun-03        $  5,065                  $  3,721
             Jul-03        $  5,331                  $  3,836
             Aug-03        $  5,668                  $  3,973
             Sep-03        $  5,587                  $  3,942
             Oct-03        $  6,018                  $  4,231

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR THE PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - N CLASS

AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR         SINCE INCEPTION
     47.11%             12.36%

                           FUND               RUSSELL MIDCAP VALUE
INCEPTION 11/1/2000        $  2,000                  $  2,000
             Nov-00        $  1,911                  $  1,974
             Dec-00        $  2,099                  $  2,148
             Jan-01        $  2,308                  $  2,140
             Feb-01        $  2,221                  $  2,131
             Mar-01        $  2,164                  $  2,072
             Apr-01        $  2,394                  $  2,186
             May-01        $  2,546                  $  2,248
             Jun-01        $  2,521                  $  2,218
             Jul-01        $  2,539                  $  2,209
             Aug-01        $  2,469                  $  2,169
             Sep-01        $  2,149                  $  1,962
             Oct-01        $  2,340                  $  1,972
             Nov-01        $  2,614                  $  2,111
             Dec-01        $  2,792                  $  2,198
             Jan-02        $  2,725                  $  2,220
             Feb-02        $  2,660                  $  2,256
             Mar-02        $  2,878                  $  2,372
             Apr-02        $  2,783                  $  2,370
             May-02        $  2,750                  $  2,366
             Jun-02        $  2,400                  $  2,261
             Jul-02        $  2,014                  $  2,039
             Aug-02        $  1,999                  $  2,063
             Sep-02        $  1,781                  $  1,855
             Oct-02        $  1,928                  $  1,914
             Nov-02        $  2,188                  $  2,034
             Dec-02        $  2,026                  $  1,986
             Jan-03        $  1,947                  $  1,931
             Feb-03        $  1,953                  $  1,899
             Mar-03        $  1,959                  $  1,905
             Apr-03        $  2,152                  $  2,050
             May-03        $  2,400                  $  2,231
             Jun-03        $  2,390                  $  2,246
             Jul-03        $  2,514                  $  2,316
             Aug-03        $  2,673                  $  2,398
             Sep-03        $  2,633                  $  2,380
             Oct-03        $  2,836                  $  2,554

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                 TCW GALILEO VALUE OPPORTUNITIES FUND - K CLASS

CUMULATIVE TOTAL RETURN

              SINCE INCEPTION
                   47.66%

                           FUND               RUSSELL MIDCAP VALUE
INCEPTION 11/1/2002        $  2,000                  $  2,000
             Nov-02        $  2,271                  $  2,126
             Dec-02        $  2,103                  $  2,075
             Jan-03        $  2,023                  $  2,018
             Feb-03        $  2,029                  $  1,984
             Mar-03        $  2,037                  $  1,991
             Apr-03        $  2,238                  $  2,143
             May-03        $  2,495                  $  2,331
             Jun-03        $  2,486                  $  2,348
             Jul-03        $  2,616                  $  2,421
             Aug-03        $  2,782                  $  2,506
             Sep-03        $  2,742                  $  2,487
             Oct-03        $  2,953                  $  2,670

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Aggressive Growth Equities Fund

Schedule of Investments

  NUMBER OF
   SHARES       EQUITY SECURITIES VALUE
--------------------------------------------------------------------------------------------------------
                COMMON STOCK

                BANKING & FINANCIAL SERVICES (3.1% OF NET ASSETS)
       54,900   SEI Investments Co.                                                      $     1,598,688
       66,785   T. Rowe Price Group, Inc.                                                      2,748,203
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             4,346,891
                                                                                         ---------------
                BIOLOGICAL PRODUCTS (1.3%)
       68,700   MedImmune, Inc.                                                                1,831,542*
                                                                                         ---------------
                COMMERCIAL SERVICES (4.1%)
      105,688   Paychex, Inc.                                                                  4,113,377
       68,700   Robert Half International, Inc.                                                1,622,007*
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                      5,735,384
                                                                                         ---------------
                COMPUTER SERVICES (11.8%)
      187,700   Applied Micro Circuits Corp.                                                   1,092,414*
      128,900   BEA Systems, Inc.                                                              1,791,710*+
       50,800   CheckFree Corp.                                                                1,398,524*
      125,400   Network Appliance, Inc.                                                        3,094,872*
       45,800   Novellus Systems, Inc.                                                         1,891,082*
      167,542   Yahoo!, Inc.                                                                   7,321,585*+
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                       16,590,187
                                                                                         ---------------
                COMPUTER SOFTWARE (4.1%)
      141,900   Agile Software Corp.                                                           1,556,643*
      262,988   Siebel Systems, Inc.                                                           3,311,019*
      109,800   webMethods, Inc.                                                                 953,064*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                        5,820,726
                                                                                         ---------------
                ELECTRONICS (16.5%)
       85,434   Altera Corp.                                                                   1,728,330*+
       45,000   Cognex Corp.                                                                   1,208,250
      119,000   GlobespanVirata, Inc.                                                            733,040*
       54,816   Intersil Corp.                                                                 1,413,705
      198,636   Maxim Integrated Products, Inc.                                                9,874,196
      263,334   XILINX, Inc.                                                                   8,347,688*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                             23,305,209
                                                                                         ---------------
                FINANCIAL SERVICES (0.2%)
       12,300   CapitalSource, Inc.                                                              267,525*
                                                                                         ---------------
                HEALTHCARE (5.2%)
      118,400   Affymetrix, Inc.                                                               3,034,592*+
       36,600   Express Scripts, Inc.                                                          2,010,072*
       27,400   Genentech, Inc.                                                                2,245,978*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                               7,290,642
                                                                                         ---------------
                INSURANCE (0.1%)
        7,800   Axis Capital Holdings, Ltd.                                                      195,390
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES
 OR WARRANTS    EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                MEDIA--BROADCASTING & PUBLISHING (13.1%)
       90,862   Cablevision Systems Corp.                                                $     1,835,412*+
       21,400   Citadel Broadcasting Corp.                                                       421,580*
       58,281   Clear Channel Communications, Inc.                                             2,379,030
       96,100   Cox Radio, Inc.                                                                2,125,732*
      198,007   Univision Communications, Inc.                                                 6,722,338*+
      164,468   Westwood One, Inc.                                                             4,922,527*
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                        18,406,619
                                                                                         ---------------
                PHARMACEUTICALS (0.6%)
       22,100   MGI Pharma, Inc.                                                                 830,076*
                                                                                         ---------------
                RETAIL (21.8%)
      106,600   Amazon.com, Inc.                                                               5,801,172*+
      160,950   Bed, Bath & Beyond, Inc.                                                       6,798,528*
      231,928   eBay, Inc.                                                                    12,974,052*
      141,943   InterActiveCorp.                                                               5,210,727*+
                                                                                         ---------------
                TOTAL RETAIL                                                                  30,784,479
                                                                                         ---------------
                TELECOMMUNICATIONS (15.2%)
      162,021   CIENA Corp.                                                                    1,038,555*
      210,592   EchoStar Communications Corp.                                                  8,069,885*+
      224,300   Juniper Networks, Inc.                                                         4,035,157*+
       61,000   Research In Motion, Ltd.                                                       2,691,320*
      368,500   Sprint Corp. (PCS Group)                                                       1,602,975*+
       23,000   Telephone & Data Systems, Inc.                                                 1,439,800
      246,400   Time Warner Telecom, Inc.                                                      2,550,240*
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                      21,427,932
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $78,993,308) (97.1%)                               136,832,602
                                                                                         ---------------
                WARRANTS (COST: $92,576) (0.4%)

                MEDIA--BROADCASTING & PUBLISHING
       12,556   InterActiveCorp., Strike Price $13.41, expires 02/04/09                          603,944*
                                                                                         ---------------
                TOTAL EQUITY SECURITIES (COST: $79,085,884) (97.5%)                          137,436,546
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$     855,215   Bank of Montreal, 1.04%, due 11/14/03                                            855,215**
    1,685,005   Bank of Nova Scotia, 0.98%, due 11/03/03                                       1,685,005**
      842,502   Bank of Nova Scotia, 1.06%, due 11/10/03                                         842,502**
      842,502   Bank of Nova Scotia, 1.06%, due 11/12/03                                         842,502**
      842,502   Bank of Scotland, 1.04%, due 11/14/03                                            842,502**
      631,877   Bank of the West, 1.075%, due 01/14/04                                           631,877**
      421,252   Bear Stearns & Co., 1.198%, due 06/10/04                                         421,252**
    2,527,507   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                  2,527,507**
      842,502   BNP Paribas, 1.05%, due 12/10/03                                                 842,502**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$   1,685,005   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                 $     1,685,005**
      210,626   Citigroup, Inc., 1.06%, due 11/04/03                                             210,626**
      842,502   Citigroup, Inc., 1.07%, due 11/26/03                                             842,502**
      421,252   Citigroup, Inc., 1.09%, due 12/04/03                                             421,252**
      210,625   Comerica Bank, 1.1%, due 11/19/03                                                210,625**
    2,738,133   Credit Agricole Indosuez, 1.02%, due 11/06/03                                  2,738,133**
      631,877   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                            631,877**
      252,751   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                           252,751**
      168,500   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                          168,500**
      628,404   Galaxy Funding, 1.062%, due 11/06/03                                             628,404**
      864,731   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                   864,731
      421,252   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                              421,252**
    4,844,389   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                         4,844,389**
      210,625   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                   210,625**
      631,877   Royal Bank of Canada, 1.04%, due 11/24/03                                        631,877**
      842,502   Royal Bank of Scotland, 1.03%, due 11/07/03                                      842,502**
      629,849   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                629,849**
      210,626   Toronto Dominion Bank, 1.1%, due 01/08/04                                        210,626**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $25,936,390) (18.4%)                      25,936,390
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $105,022,274) (115.9%)                              163,372,936
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 15.9%)                              (22,473,322)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $   140,899,614
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Convertible Securities Fund

Schedule of Investments

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                                                       VALUE
--------------------------------------------------------------------------------------------------------
                AUTOMOTIVE (0.9% OF NET ASSETS)
$     210,000   Wabash National Corp., (144A), 3.25%, due 08/01/08                       $       296,756*
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (6.0%)
      370,000   Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp,
                  0.25%, due 05/12/10                                                            397,935
      725,000   E*TRADE Group, Inc., 6.75%, due 05/15/08                                         803,844
      550,000   Legg Mason, Inc., 0%, due 06/06/31                                               365,062
      445,000   Silicon Valley Bancshares, (144A), 0%, due 06/15/08                              522,043*
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             2,088,884
                                                                                         ---------------
                COMMERCIAL SERVICES (0.9%)
      470,000   Manpower, Inc., 0%, due 08/17/21                                                 323,595
                                                                                         ---------------
                COMMUNICATIONS (1.5%)
      420,000   Comverse Technology, Inc., (144A), 0%, due 05/15/23                              505,092*
                                                                                         ---------------
                COMPUTER SERVICES (7.9%)
      460,000   Computer Associates International, Inc., (144A), 1.625%,
                  due 12/15/09                                                                   637,675*
      505,000   Micron Technology, Inc., (144A), 2.5%, due 02/01/10                              703,212*
      885,000   Morgan Stanley Dean Witter & Co., Exchangeable
                  Cisco Systems, Inc., 0.25%, due 05/15/10                                     1,005,006
      325,000   Yahoo!, Inc., (144A), 0%, due 04/01/08                                           408,037*+
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                        2,753,930
                                                                                         ---------------
                COMPUTER SOFTWARE (4.8%)
      445,000   Affiliated Computer Services, Inc., 3.5%, due 02/15/06                           521,762+
      300,000   DST Systems, Inc., (144A), 4.125%, due 08/15/23                                  335,625*
      520,000   International Game Technology, (144A), 0%, due 01/29/33                          385,736*
      405,000   Veritas Software Corp., (144A), 0.25%, due 08/01/13                              435,881*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                        1,679,004
                                                                                         ---------------
                ELECTRONICS (7.7%)
      725,000   ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06                        902,625*
      295,000   Dupont Photomasks, Inc., 1.25%, due 05/15/08                                     335,931
      320,000   JDS Uniphase Corp., (144A), 0%, due 11/15/10                                     320,800*
      700,000   Lehman Brothers Holdings, Inc.,
                  Exchangeable Big Sky Transportation Co., 0.25%, due 08/27/10                   770,000
      315,000   LSI Logic Corp. (144A), 4%, due 05/15/10                                         350,831*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                              2,680,187
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (5.2%)
      525,000   AT&T Corp., Exchangeable Liberty Media Corp., 3.25%, due 03/15/31                523,687+
      595,000   Liberty Media Corp., (144A), 0.75%, due 03/30/23                                 643,909*
      595,000   Morgan Stanley Dean Witter & Co.,
                  Exchangeable The Walt Disney Co., 0.25%, due 12/30/08                          635,519
                                                                                         ---------------
                TOTAL ENTERTAINMENT & LEISURE                                                  1,803,115
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                                                       VALUE
--------------------------------------------------------------------------------------------------------
                HEALTHCARE (3.0%)
$     250,000   AmeriSource Health Corp., 5%, due 12/01/07                               $       299,063
    1,170,000   Universal Health Services, Inc., 0.426%, due 06/23/20                            737,100
                                                                                         ---------------
                TOTAL HEALTHCARE                                                               1,036,163
                                                                                         ---------------
                HEAVY MACHINERY (0.4%)
      105,000   Briggs & Stratton Corp., 5%, due 05/15/06                                        139,256
                                                                                         ---------------
                INDUSTRIAL--DIVERSIFIED (4.3%)
      475,000   Tyco International Group SA, (144A), 2.75%, due 01/15/18                         524,281*
      865,000   Tyco International Group SA, (144A), 3.125%, due 01/15/23                        983,938*
                                                                                         ---------------
                TOTAL INDUSTRIAL--DIVERSIFIED                                                  1,508,219
                                                                                         ---------------
                INSURANCE (1.0%)
      360,000   Swiss RE America Holding, 3.25%, due 11/21/21                                    332,100
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.0%)
      290,000   Alloy, Inc., (144A), 5.375%, due 08/01/23                                        258,100*
      515,000   Ciena Corp., 3.75%, due 02/01/08                                                 449,338
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                           707,438
                                                                                         ---------------
                MEDICAL SUPPLIES (3.2%)
      970,000   Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20               685,063
      350,000   Cooper Companies, Inc., (144A), 2.625%, due 07/01/23                             418,688*
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                         1,103,751
                                                                                         ---------------
                OIL & GAS (2.9%)
      325,000   McMoRan Exploration Co., (144A), 6%, due 07/02/08                                407,063*
      275,000   Pride International, Inc., 2.5%, due 03/01/07                                    319,344
       15,000   Pride International, Inc., (144A), 2.5%, due 03/01/07                             17,419*
      250,000   Pride International, Inc., (144A), 3.25%, due 05/01/33                           251,250*
                                                                                         ---------------
                TOTAL OIL & GAS                                                                  995,076
                                                                                         ---------------
                PHARMACEUTICALS (7.0%)
      860,000   Amgen, Inc., 0%, due 03/01/32                                                    651,450
      350,000   Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08                                  414,750*
      305,000   Gilead Sciences, Inc., 2%, due 12/15/07                                          402,981
      275,000   Teva Pharmaceutical Industries, Ltd., 0.75%, due 08/15/21                        375,375
      110,000   Teva Pharmaceutical Industries, Ltd., (144A), 0.75%, due 08/15/21                150,150*
      295,000   Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22               415,581*
                                                                                         ---------------
                TOTAL PHARMACEUTICALS                                                          2,410,287
                                                                                         ---------------
                RETAIL (3.0%)
      310,000   Best Buy Co., Inc., 2.25%, due 01/15/22                                          347,975
      440,000   Costco Companies, Inc., 0%, due 08/19/17                                         355,850
      250,000   Gap, Inc., 5.75%, due 03/15/09                                                   332,188
                                                                                         ---------------
                TOTAL RETAIL                                                                   1,036,013
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT      FIXED INCOME SECURITIES                                                       VALUE
--------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS (1.3%)
$     350,000   Lucent Technologies, Inc., Class B, 2.75%, due 06/15/25                  $       449,400
                                                                                         ---------------
                TRANSPORTATION (3.8%)
      575,000   Carnival Corp., 0%, due 10/24/21                                                 373,031
      210,000   JetBlue Airways Corp., (144A), 3.5%, due 07/15/33                                253,575*+
      155,000   Northwest Airlines Corp., (144A), 6.625%, due 05/15/23                           190,069*
      490,000   United Parcel Service, Inc., 1.75%, due 09/27/07                                 504,088
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                           1,320,763
                                                                                         ---------------
                TOTAL FIXED INCOME SECURITIES (COST: $20,818,001) (66.8%)                     23,169,029
                                                                                         ---------------

  NUMBER OF
   SHARES       CONVERTIBLE PREFERRED STOCK
-------------------------------------------------------------------------------------------------------
                AUTOMOTIVE (2.9%)
       21,785   Ford Motor Co. Capital Trust II, $3.25                                         1,011,913
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (5.7%)
       10,490   Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219            447,923
       12,790   Lehman Brothers Holdings, Inc., $4.125                                           610,722**
        3,660   State Street Corp., $13.50                                                       912,255
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             1,970,900
                                                                                         ---------------
                COMMERCIAL SERVICES (5.3%)
       19,340   Cendant Corp., $3.875                                                            936,056
       33,810   Solectron Corp., $1.8125                                                         543,327
        3,565   Xerox Corp., $6.25                                                               374,681
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                      1,854,064
                                                                                         ---------------
                ELECTRIC UTILITIES (1.0%)
        9,960   TXU Corp., $4.0625                                                               329,975+
                                                                                         ---------------
                HEALTHCARE (2.1%)
        6,460   Baxter International, Inc., $3.50                                                319,447
        6,700   Omnicare, Inc., $2.00                                                            394,429
                                                                                         ---------------
                TOTAL HEALTHCARE                                                                 713,876
                                                                                         ---------------
                INSURANCE (6.2%)
       18,750   Chubb Corp., $1.75                                                               520,312
        6,350   Hartford Financial Services Group, Inc., $3.50                                   359,601
       10,710   Phoenix Companies, Inc., Exchangeable Hilb,
                  Rogal and Hamilton Co., $2.667                                                 344,648**
        7,320   The St. Paul Companies, Inc., $4.50                                              515,108
       17,140   Travelers Property Casualty Corp., Class A, $1.125                               410,332
                                                                                         ---------------
                TOTAL INSURANCE                                                                2,150,001
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.7%)
        9,710   Equity Securities Trust, Exchangeable Cablevision
                  Systems Corp., $1.406                                                          220,611

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       CONVERTIBLE PREFERRED STOCK                                                   VALUE
--------------------------------------------------------------------------------------------------------
                MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
       12,100   Equity Securities Trust, Exchangeable Cablevision
                  Systems Corp., $2.343                                                  $       268,136
          455   Radio One, Inc., $65.00                                                          464,100
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                           952,847
                                                                                         ---------------
                OIL & GAS (1.0%)
        6,460   Unocal Corp., $3.125                                                             333,498
                                                                                         ---------------
                PAPER & FOREST PRODUCTS (1.0%)
        7,080   Boise Cascade Corp., $3.75                                                       329,857
                                                                                         ---------------
                TELECOMMUNICATIONS (3.1%)
       13,990   Alltel Corp., $3.875                                                             685,510+
        9,450   Motorola, Inc., $3.50                                                            399,641+
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                       1,085,151
                                                                                         ---------------
                TRANSPORTATION (0.7%)
      185,000   Alaska Air Group, Inc., (144A), $35.275                                          244,607*
                                                                                         ---------------
                TOTAL CONVERTIBLE PREFERRED STOCK (COST: $9,246,949) (31.7%)                  10,976,689
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$      98,833   Bank of Montreal, 1.04%, due 11/14/03                                             98,833***
      194,728   Bank of Nova Scotia, 0.98%, due 11/03/03                                         194,728***
       97,364   Bank of Nova Scotia, 1.06%, due 11/10/03                                          97,364***
       97,364   Bank of Nova Scotia, 1.06%, due 11/12/03                                          97,364***
       97,364   Bank of Scotland, 1.04%, due 11/14/03                                             97,364***
       73,023   Bank of the West, 1.075%, due 01/14/04                                            73,023***
       48,682   Bear Stearns & Co., 1.198%, due 06/10/04                                          48,682***
      292,092   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                    292,092***
       97,364   BNP Paribas, 1.05%, due 12/10/03                                                  97,364***
      194,728   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                         194,728***
       24,341   Citigroup, Inc., 1.06%, due 11/04/03                                              24,341***
       97,364   Citigroup, Inc., 1.07%, due 11/26/03                                              97,364***
       48,682   Citigroup, Inc., 1.09%, due 12/04/03                                              48,682***
       24,341   Comerica Bank, 1.1%, due 11/19/03                                                 24,341***
      316,433   Credit Agricole Indosuez, 1.02%, due 11/06/03                                    316,433***
       73,023   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                             73,023***
       29,209   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                            29,209***
       19,473   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                           19,473***
       72,622   Galaxy Funding, 1.062%, due 11/06/03                                              72,622***
    4,090,142   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                 4,090,142
       48,682   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                               48,682***
      559,840   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                           559,840***
       24,341   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                    24,341***
       73,023   Royal Bank of Canada, 1.04%, due 11/24/03                                         73,023***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$      97,364   Royal Bank of Scotland, 1.03%, due 11/07/03                              $        97,364***
       72,789   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                 72,789***
       24,341   Toronto Dominion Bank, 1.1%, due 01/08/04                                         24,341***
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $6,987,552) (20.2%)                        6,987,552
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $37,052,502) (118.7%)                                41,133,270
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 18.7%)                               (6,475,578)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $    34,657,692
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $10,977,693 OR 31.7% OF NET ASSETS.
   ** NON-INCOME PRODUCING.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Diversified Value Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                AEROSPACE/DEFENSE (9.1% OF NET ASSETS)
        4,900   Boeing Co.                                                               $       188,601
        2,500   Honeywell International, Inc.                                                     76,525
        4,000   Textron, Inc.                                                                    198,760
        2,800   United Technologies Corp.                                                        237,132
                                                                                         ---------------
                TOTAL AEROSPACE/DEFENSE                                                          701,018
                                                                                         ---------------
                AUTOMOTIVE (2.0%)
        3,650   General Motors Corp.                                                             155,745
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (11.6%)
        7,200   American Express Co.                                                             337,896
        4,900   Bank One Corp.                                                                   208,005
        5,900   J.P. Morgan Chase & Co., Inc.                                                    211,810
        2,400   Merrill Lynch & Company, Inc.                                                    142,080
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                               899,791
                                                                                         ---------------
                CHEMICALS (2.7%)
        2,650   Potash Corp. of Saskatchewan, Inc.                                               208,634
                                                                                         ---------------
                COMMUNICATIONS (1.4%)
        3,000   Sony Corp. (ADR)                                                                 105,600
                                                                                         ---------------
                COMPUTER SERVICES (6.8%)
        8,250   Apple Computer, Inc.                                                             188,842*
        5,650   Computer Associates International, Inc.                                          132,888
        9,157   Hewlett-Packard Co.                                                              204,293
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                          526,023
                                                                                         ---------------
                COSMETICS & HOUSEHOLD PRODUCTS (2.8%)
        6,850   Gillette Co.                                                                     218,515
                                                                                         ---------------
                ELECTRONICS (2.8%)
       14,200   Advanced Micro Devices, Inc.                                                     215,840*
                                                                                         ---------------
                ENERGY & OIL SERVICES (3.3%)
        6,250   Halliburton Co.                                                                  149,250
        5,500   Transocean, Inc.                                                                 105,545*
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                      254,795
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (4.8%)
        8,900   Mattel, Inc.                                                                     172,304
        8,750   The Walt Disney Co.                                                              198,100
                                                                                         ---------------
                TOTAL ENTERTAINMENT & LEISURE                                                    370,404
                                                                                         ---------------
                INSURANCE (7.5%)
        3,650   Allstate Corp.                                                                   144,175
        3,500   American International Group, Inc.                                               212,905

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                INSURANCE (CONTINUED)
        2,500   Chubb Corp.                                                              $       167,025
        1,700   Medco Health Solutions, Inc.                                                      56,440*
                                                                                         ---------------
                TOTAL INSURANCE                                                                  580,545
                                                                                         ---------------
                MACHINERY (2.1%)
        2,700   Deere & Co.                                                                      163,674
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (4.3%)
       10,450   Readers Digest Association, Inc.                                                 153,928
          750   Scholastic Corp.                                                                  23,197*
        9,950   Time Warner, Inc.                                                                152,136*
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                           329,261
                                                                                         ---------------
                MEDICAL SUPPLIES (5.0%)
        4,800   Bausch & Lomb, Inc.                                                              231,168
        4,250   Becton Dickinson & Co.                                                           155,380
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                           386,548
                                                                                         ---------------
                METALS (3.3%)
        4,150   Phelps Dodge Corp.                                                               256,221*
                                                                                         ---------------
                OIL & GAS (2.8%)
        3,822   ConocoPhillips                                                                   218,427
                                                                                         ---------------
                PAPER & FOREST PRODUCTS (2.9%)
        4,250   Kimberly-Clark Corp.                                                             224,443
                                                                                         ---------------
                PHARMACEUTICALS (2.6%)
        4,550   Wyeth                                                                            200,837
                                                                                         ---------------
                RETAIL (7.4%)
        7,250   J.C. Penney Co., Inc.                                                            171,463
        5,000   Sears Roebuck & Co.                                                              263,150
       10,750   Toys 'R' Us, Inc.                                                                139,750*
                                                                                         ---------------
                TOTAL RETAIL                                                                     574,363
                                                                                         ---------------
                TELECOMMUNICATIONS (5.3%)
       23,042   AT&T Wireless Services, Inc.                                                     167,055*
       17,950   Motorola, Inc.                                                                   242,864
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                         409,919
                                                                                         ---------------
                TRANSPORTATION (5.0%)
        6,400   CNF, Inc.                                                                        224,128
        5,000   CSX Corp.                                                                        159,100
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                             383,228
                                                                                         ---------------
                UTILITIES (1.6%)
        4,450   American Electric Power Company, Inc.                                            125,446
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $6,339,411) (97.1%)                                  7,509,277
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS (COST: $199,460) (2.6%)                                VALUE
--------------------------------------------------------------------------------------------------------
$     199,460   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03           $       199,460
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $6,538,871) (99.7%)                                   7,708,737
                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                                    19,918
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $     7,728,655
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Focused Large Cap Value Fund

  NUMBER OF
    SHARES      COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                AEROSPACE/DEFENSE (3.5% OF NET ASSETS)
          420   General Dynamics Corp.                                                   $        35,154
                                                                                         ---------------
                AUTOMOTIVE (3.3%)
          560   Lear Corp.                                                                        32,530*
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (2.8%)
          515   Morgan Stanley                                                                    28,258
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (3.7%)
        1,830   Coca-Cola Enterprises, Inc.                                                       36,893
                                                                                         ---------------
                CHEMICALS (3.8%)
          830   Air Products & Chemicals, Inc.                                                    37,690
                                                                                         ---------------
                COMPUTER SERVICES (4.8%)
          585   Dell, Inc.                                                                        21,130*
          645   Novellus Systems, Inc.                                                            26,632*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                           47,762
                                                                                         ---------------
                COMPUTER SOFTWARE (4.0%)
        3,150   Siebel Systems, Inc.                                                              39,659*
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (1.9%)
          790   Applied Materials, Inc.                                                           18,462*
                                                                                         ---------------
                ELECTRONICS (8.6%)
        1,265   Intel Corp.                                                                       41,808
        1,530   Texas Instruments, Inc.                                                           44,248
                                                                                         ---------------
                TOTAL ELECTRONICS                                                                 86,056
                                                                                         ---------------
                ENERGY & OIL SERVICES (11.4%)
          565   Exxon Mobil Corp.                                                                 20,668
        1,550   Halliburton Co.                                                                   37,014
          605   Schlumberger, Ltd.                                                                28,417
        1,432   Transocean, Inc.                                                                  27,480*
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                      113,579
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (3.3%)
        1,525   Hasbro, Inc.                                                                      33,245
                                                                                         ---------------
                INDUSTRIAL--DIVERSIFIED (6.4%)
          165   Danaher Corp.                                                                     13,670
        2,380   Tyco International, Ltd.                                                          49,694
                                                                                         ---------------
                TOTAL INDUSTRIAL--DIVERSIFIED                                                     63,364
                                                                                         ---------------
                INSURANCE (4.3%)
          405   AFLAC, Inc.                                                                       14,774
          660   Marsh & McLennan Companies, Inc.                                                  28,215
                                                                                         ---------------
                TOTAL INSURANCE                                                                   42,989
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
    SHARES      COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                MEDIA--BROADCASTING & PUBLISHING (2.1%)
          625   Comcast Corp., Special Class A                                           $        20,388*
                                                                                         ---------------
                METALS (8.0%)
        1,160   Alcoa, Inc.                                                                       36,621
          435   Rio Tinto PLC (ADR)                                                               43,087
                                                                                         ---------------
                TOTAL METALS                                                                      79,708
                                                                                         ---------------
                OFFICE EQUIPMENT & SUPPLIES (2.6%)
          500   Avery Dennison Corp.                                                              26,290
                                                                                         ---------------
                OIL & GAS (5.8%)
        2,435   El Paso Corp.                                                                     17,873
          795   Global Santa Fe Corp.                                                             17,896
          495   Sunoco, Inc.                                                                      21,661
                                                                                         ---------------
                TOTAL OIL & GAS                                                                   57,430
                                                                                         ---------------
                PAPER & FOREST PRODUCTS (3.2%)
          535   Weyerhaeuser Co.                                                                  32,223
                                                                                         ---------------
                RETAIL (7.7%)
          870   Costco Wholesale Corp.                                                            30,772*
        2,430   The Gap, Inc.                                                                     46,364
                                                                                         ---------------
                TOTAL RETAIL                                                                      77,136
                                                                                         ---------------
                TELECOMMUNICATIONS (4.2%)
        3,105   Motorola, Inc.                                                                    42,011
                                                                                         ---------------
                TRANSPORTATION (5.5%)
        1,230   Norfolk Southern Corp.                                                            24,785
          475   Union Pacific Corp.                                                               29,735
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                              54,520
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $856,742) (100.9%)                                   1,005,347
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS (COST: $10,728) (1.1%)
--------------------------------------------------------------------------------------------------------
$      10,728   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                    10,728
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $867,470) (102.0%)                                    1,016,075
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 2.0%)                                   (20,145)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $       995,930
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Growth Insights Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                APPAREL RETAILERS (2.6% OF NET ASSETS)
        1,250   Chico's FAS, Inc.                                                        $        46,925*
                                                                                         ---------------
                AUTOMOTIVE (3.3%)
        1,250   Harley-Davidson, Inc.                                                             59,262
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (7.2%)
          300   Fifth Third Bancorp                                                               17,388
          600   Goldman Sachs Group, Inc.                                                         56,340
        4,100   Schwab (Charles) Corp.                                                            55,596
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                               129,324
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (1.7%)
          800   American Italian Pasta Co.                                                        30,592*
                                                                                         ---------------
                BIOLOGICAL PRODUCTS (4.3%)
          650   Amgen, Inc.                                                                       40,144*
          500   Gilead Sciences, Inc.                                                             27,290*
          400   MedImmune, Inc.                                                                   10,664*
                                                                                         ---------------
                TOTAL BIOLOGICAL PRODUCTS                                                         78,098
                                                                                         ---------------
                COMMERCIAL SERVICES (2.9%)
          990   Paychex, Inc.                                                                     38,531
          400   Weight Watchers International, Inc.                                               14,760*
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                         53,291
                                                                                         ---------------
                COMMUNICATIONS (1.0%)
          600   UTStarcom, Inc.                                                                   18,900*
                                                                                         ---------------
                COMPUTER SERVICES (12.0%)
        2,050   Cisco Systems, Inc.                                                               43,009*
          950   Dell, Inc.                                                                        34,314*
          600   International Business Machines Corp.                                             53,688
        1,200   Network Appliance, Inc.                                                           29,616*
        2,280   VeriSign, Inc.                                                                    36,184*
          450   Yahoo!, Inc.                                                                      19,665*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                          216,476
                                                                                         ---------------
                COMPUTER SOFTWARE (6.1%)
        1,700   Microsoft Corp.                                                                   44,455
        2,550   Siebel Systems, Inc.                                                              32,104*
          500   Symantec Corp.                                                                    33,325*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                          109,884
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (3.1%)
        1,650   Applied Materials, Inc.                                                           38,560*
          600   General Electric Co.                                                              17,406
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                        55,966
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ELECTRONICS (12.4%)
        1,750   Altera Corp.                                                             $        35,402*
          600   Intel Corp.                                                                       19,830
        1,150   Intersil Corp.                                                                    29,659
          350   KLA-Tencor Corp.                                                                  20,066*
          800   Maxim Integrated Products, Inc.                                                   39,768
        1,900   Semtech Corp.                                                                     42,180*
        1,150   XILINX, Inc.                                                                      36,455*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                                223,360
                                                                                         ---------------
                FOODS, HOTELS & RESTAURANTS (1.1%)
          400   P.F. Chang's China Bistro, Inc.                                                   19,496*
                                                                                         ---------------
                HEALTHCARE (4.8%)
        1,300   Affymetrix, Inc.                                                                  33,319*
          650   Genentech, Inc.                                                                   53,281*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                                  86,600
                                                                                         ---------------
                HOUSEHOLD PRODUCTS (0.7%)
          300   Jarden Corp.                                                                      12,387*
                                                                                         ---------------
                INDUSTRIAL--DIVERSIFIED (0.9%)
          200   Danaher Corp.                                                                     16,570
                                                                                         ---------------
                INSURANCE (5.2%)
          120   Markel Corp.                                                                      30,287*
          850   Progressive Corp.                                                                 62,730
                                                                                         ---------------
                TOTAL INSURANCE                                                                   93,017
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (0.9%)
          500   Comcast Corp., Special Class A                                                    16,310*
                                                                                         ---------------
                MEDICAL SUPPLIES (2.1%)
          500   Allergan, Inc.                                                                    37,810
                                                                                         ---------------
                PHARMACEUTICALS (4.2%)
        1,150   Lilly (Eli) & Co.                                                                 76,613
                                                                                         ---------------
                RETAIL (12.9%)
        1,550   Amazon.com, Inc.                                                                  84,351*
          500   eBay, Inc.                                                                        27,970*
          700   Kohl's Corp.                                                                      39,249*
        2,350   Walgreen Co.                                                                      81,827
                                                                                         ---------------
                TOTAL RETAIL                                                                     233,397
                                                                                         ---------------
                RETAILERS (1.3%)
        1,900   J. Jill Group, Inc.                                                               23,123*
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
-------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS (6.2%)
        2,100   Motorola, Inc.                                                           $        28,413
          500   Qualcomm, Inc.                                                                    23,750
        1,500   Viacom, Inc., Class B                                                             59,805
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                         111,968
                                                                                         ---------------
                TRANSPORTATION (3.1%)
        2,850   Southwest Airlines, Inc.                                                          55,290
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $1,450,173) (100.0%)                                 1,804,659
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS (COST: $13,181) (0.7%)
-------------------------------------------------------------------------------------------------------
$      13,181   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                    13,181
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $1,463,354) (100.7%)                                  1,817,840
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.7%)                                   (13,343)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $     1,804,497
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Income + Growth Fund

Schedule of Investments

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                COMMON STOCK

                AEROSPACE/DEFENSE (8.6% OF NET ASSETS)
       20,700   Boeing Co.                                                               $       796,743
       22,600   Honeywell International, Inc.                                                    691,786
        2,600   Northrop Grumman Corp.                                                           232,440
       20,600   Textron, Inc.                                                                  1,023,614
                                                                                         ---------------
                TOTAL AEROSPACE/DEFENSE                                                        2,744,583
                                                                                         ---------------
                AUTOMOTIVE (2.1%)
       15,600   General Motors Corp.                                                             665,652+
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (12.6%)
       18,100   Citigroup, Inc.                                                                  857,940
       25,900   Crescent Real Estate Equities Co.                                                397,565
       22,300   FleetBoston Financial Corp.                                                      900,697
       14,900   Friedman, Billings, Ramsey Group, Inc.                                           296,808
       25,400   J.P. Morgan Chase & Co., Inc.                                                    911,860
       10,900   Merrill Lynch & Company, Inc.                                                    645,280
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             4,010,150
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (2.7%)
       43,000   Sara Lee Corp.                                                                   856,990
                                                                                         ---------------
                CHEMICALS (7.8%)
       13,700   Air Products & Chemicals, Inc.                                                   622,117
       18,200   Dow Chemical Co.                                                                 685,958
       15,000   Potash Corp. of Saskatchewan, Inc.                                             1,180,950
                                                                                         ---------------
                TOTAL CHEMICALS                                                                2,489,025
                                                                                         ---------------
                COMPUTER SERVICES (2.7%)
       38,900   Hewlett-Packard Co.                                                              867,859
                                                                                         ---------------
                COMPUTER SOFTWARE (1.3%)
       15,800   Microsoft Corp.                                                                  413,170
                                                                                         ---------------
                COSMETICS & HOUSEHOLD PRODUCTS (3.0%)
       29,800   Gillette Co.                                                                     950,620
                                                                                         ---------------
                ELECTRIC UTILITIES (1.2%)
       11,359   SCANA Corp.                                                                      389,500
                                                                                         ---------------
                ELECTRONICS (1.4%)
       29,500   Advanced Micro Devices, Inc.                                                     448,400*+
                                                                                         ---------------
                ENERGY & OIL SERVICES (4.3%)
       24,900   Halliburton Co.                                                                  594,612+
       16,500   Schlumberger, Ltd.                                                               775,005
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                    1,369,617
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE (2.6%)
       37,200   The Walt Disney Co.                                                      $       842,208+
                                                                                         ---------------
                INSURANCE (13.9%)
       12,500   Aon Corp.                                                                        273,750
       15,000   Chubb Corp.                                                                    1,002,150
        9,000   Hartford Financial Services Group                                                494,100+
       26,000   Safeco Corp.                                                                     954,200
       28,000   The St. Paul Companies, Inc.                                                   1,067,640+
       15,000   Torchmark Corp.                                                                  658,200
                                                                                         ---------------
                TOTAL INSURANCE                                                                4,450,040
                                                                                         ---------------
                MACHINERY (2.5%)
       13,200   Deere & Co.                                                                      800,184
                                                                                         ---------------
                MEDICAL SUPPLIES (3.4%)
       22,800   Bausch & Lomb, Inc.                                                            1,098,048
                                                                                         ---------------
                METALS (2.0%)
       42,400   Placer Dome, Inc.                                                                654,232
                                                                                         ---------------
                OIL & GAS (3.1%)
       17,100   ConocoPhillips                                                                   977,265
                                                                                         ---------------
                PAPER & FOREST PRODUCTS (2.9%)
       17,600   Kimberly-Clark Corp.                                                             929,456
                                                                                         ---------------
                PHARMACEUTICALS (2.6%)
       18,700   Wyeth                                                                            825,418
                                                                                         ---------------
                REAL ESTATE (1.0%)
       20,100   American Financial Realty Trust (REIT)                                           305,520
                                                                                         ---------------
                RETAIL (7.6%)
       31,700   J.C. Penney Co., Inc.                                                            749,705
       31,700   Sears Roebuck & Co.                                                            1,668,371+
                                                                                         ---------------
                TOTAL RETAIL                                                                   2,418,076
                                                                                         ---------------
                TRANSPORTATION (3.3%)
       30,500   CNF, Inc.                                                                      1,068,110
                                                                                         ---------------
                UTILITIES (3.5%)
       40,000   American Electric Power Company, Inc.                                          1,127,600
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $23,073,401) (96.1%)                                30,701,723
                                                                                         ---------------
                CONVERTIBLE PREFERRED STOCK (COST: $739,039) (2.2%)

                TELECOMMUNICATIONS (2.2%)
       14,700   Alltel Corp., $3.875                                                             694,869
                                                                                         ---------------
                TOTAL EQUITY SECURITIES (COST: $23,812,440) (98.3%)                           31,396,592
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                       VALUE
--------------------------------------------------------------------------------------------------------
$     122,756   Bank of Montreal, 1.04%, due 11/14/03                                    $       122,756**
      241,863   Bank of Nova Scotia, 0.98%, due 11/03/03                                         241,863**
      120,931   Bank of Nova Scotia, 1.06%, due 11/10/03                                         120,931**
      120,931   Bank of Nova Scotia, 1.06%, due 11/12/03                                         120,931**
      120,932   Bank of Scotland, 1.04%, due 11/14/03                                            120,932**
       90,699   Bank of the West, 1.075%, due 01/14/04                                            90,699**
       60,466   Bear Stearns & Co., 1.198%, due 06/10/04                                          60,466**
      362,794   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                    362,794**
      120,932   BNP Paribas, 1.05%, due 12/10/03                                                 120,932**
      241,863   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                         241,863**
       30,233   Citigroup, Inc., 1.06%, due 11/04/03                                              30,233**
      120,932   Citigroup, Inc., 1.07%, due 11/26/03                                             120,932**
       60,466   Citigroup, Inc., 1.09%, due 12/04/03                                              60,466**
       30,233   Comerica Bank, 1.1%, due 11/19/03                                                 30,233**
      393,028   Credit Agricole Indosuez, 1.02%, due 11/06/03                                    393,028**
       90,699   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                             90,699**
       36,280   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                            36,280**
       24,186   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                           24,186**
       90,200   Galaxy Funding, 1.062%, due 11/06/03                                              90,200**
      557,655   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                   557,655
       60,466   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                               60,466**
      695,357   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                           695,357**
       30,233   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                    30,233**
       90,699   Royal Bank of Canada, 1.04%, due 11/24/03                                         90,699**
      120,932   Royal Bank of Scotland, 1.03%, due 11/07/03                                      120,932**
       90,408   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                 90,408**
       30,233   Toronto Dominion Bank, 1.1%, due 01/08/04                                         30,233**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $4,156,407) (13.0%)                        4,156,407
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $27,968,847) (111.3%)                                35,552,999
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 11.3%)                               (3,603,591)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $    31,949,408
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT - REAL ESTATE INVESTMENT TRUST
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Growth Fund

Schedule of Investments

  NUMBER OF
    SHARES      COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                BANKING & FINANCIAL SERVICES (6.0% OF NET ASSETS)
        1,900   American Express Co.                                                     $        89,167
          250   Federal National Mortgage Association                                             17,922
          900   Morgan Stanley                                                                    49,383
        4,550   Schwab (Charles) Corp.                                                            61,698
        1,200   T. Rowe Price Group, Inc.                                                         49,380+
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                               267,550
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (3.3%)
        1,100   Anheuser-Busch Companies, Inc.                                                    54,186
          500   General Mills, Inc.                                                               22,425
        2,150   Kellogg Co.                                                                       71,229
                                                                                         ---------------
                TOTAL BEVERAGES, FOOD & TOBACCO                                                  147,840
                                                                                         ---------------
                BIOLOGICAL PRODUCTS (1.8%)
        1,300   Amgen, Inc.                                                                       80,288*
                                                                                         ---------------
                COMMERCIAL SERVICES (1.8%)
        3,500   Robert Half International, Inc.                                                   82,635*
                                                                                         ---------------
                COMPUTER SERVICES (9.7%)
       11,550   Cisco Systems, Inc.                                                              242,319*
        2,850   Dell, Inc.                                                                       102,942*
        2,050   Yahoo!, Inc.                                                                      89,585*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                          434,846
                                                                                         ---------------
                COMPUTER SOFTWARE (7.9%)
        9,450   Microsoft Corp.                                                                  247,117
        3,350   Oracle Corp.                                                                      40,066*
        1,900   Veritas Software Corp.                                                            68,685*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                          355,868
                                                                                         ---------------
                COSMETICS & HOUSEHOLD PRODUCTS (6.2%)
        2,900   Gillette Co.                                                                      92,510
        1,900   Procter & Gamble Co.                                                             186,751
                                                                                         ---------------
                TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                             279,261
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (6.3%)
        2,450   Applied Materials, Inc.                                                           57,256*
        7,750   General Electric Co.                                                             224,827
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                       282,083
                                                                                         ---------------
                ELECTRONICS (10.7%)
        4,850   Intel Corp.                                                                      160,292
          400   KLA-Tencor Corp.                                                                  22,932*
        3,550   Maxim Integrated Products, Inc.                                                  176,471
        1,700   PMC-Sierra, Inc.                                                                  30,889*+
        2,900   XILINX, Inc.                                                                      91,930*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                                482,514
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
    SHARES      COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE (1.0%)
        4,267   Liberty Media Corp.                                                      $        43,054*
                                                                                         ---------------
                FOODS, HOTELS & RESTAURANTS (2.1%)
        1,950   PepsiCo, Inc.                                                                     93,249
                                                                                         ---------------
                HEALTHCARE (4.8%)
          700   Express Scripts, Inc.                                                             38,444*
          700   Genentech, Inc.                                                                   57,379*
        2,400   Johnson & Johnson, Inc.                                                          120,792
                                                                                         ---------------
                TOTAL HEALTHCARE                                                                 216,615
                                                                                         ---------------
                INSURANCE (0.5%)
          350   American International Group, Inc.                                                21,291
                                                                                         ---------------
                MACHINERY (0.6%)
          700   Dover Corp.                                                                       27,314
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (5.7%)
        2,100   Clear Channel Communications, Inc.                                                85,722
        1,750   Comcast Corp., Special Class A                                                    57,085*
        2,050   Univision Communications, Inc.                                                    69,598*+
        1,100   Viacom, Inc., Class A                                                             43,824
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                           256,229
                                                                                         ---------------
                MEDICAL SUPPLIES (5.9%)
          250   Allergan, Inc.                                                                    18,905
        1,900   Boston Scientific Corp.                                                          128,668*
        1,650   Medtronic, Inc.                                                                   75,191
          750   St. Jude Medical, Inc.                                                            43,620*
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                           266,384
                                                                                         ---------------
                PHARMACEUTICALS (9.8%)
        1,400   Abbott Laboratories                                                               59,668
          550   AdvancePCS                                                                        28,309*
        1,750   Lilly (Eli) & Co.                                                                116,585
        1,200   Merck & Company, Inc.                                                             53,100
        5,775   Pfizer, Inc.                                                                     182,490
                                                                                         ---------------
                TOTAL PHARMACEUTICALS                                                            440,152
                                                                                         ---------------
                RETAIL (9.2%)
          950   Amazon.com, Inc.                                                                  51,699*
          900   eBay, Inc.                                                                        50,346*
        2,900   The Gap, Inc.                                                                     55,332
        4,300   Wal-Mart Stores, Inc.                                                            253,485
                                                                                         ---------------
                TOTAL RETAIL                                                                     410,862
                                                                                         ---------------
                TELECOMMUNICATIONS (3.4%)
        1,350   EchoStar Communications Corp.                                                     51,732*+
        1,550   Juniper Networks, Inc.                                                            27,885*+
        1,550   Qualcomm, Inc.                                                                    73,625
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                         153,242
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
    SHARES      COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                TEXTILES, CLOTHING & FABRICS (1.0%)
        1,100   Cintas Corp.                                                             $        46,926
                                                                                         ---------------
                TRANSPORTATION (1.5%)
          900   United Parcel Service, Inc., Class B                                              65,268
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $3,345,292) (99.2%)                                  4,453,471
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$       6,353   Bank of Montreal, 1.04%, due 11/14/03                                              6,353**
       12,517   Bank of Nova Scotia, 0.98%, due 11/03/03                                          12,517**
        6,259   Bank of Nova Scotia, 1.06%, due 11/10/03                                           6,259**
        6,259   Bank of Nova Scotia, 1.06%, due 11/12/03                                           6,259**
        6,259   Bank of Scotland, 1.04%, due 11/14/03                                              6,259**
        4,694   Bank of the West, 1.075%, due 01/14/04                                             4,694**
        3,129   Bear Stearns & Co., 1.198%, due 06/10/04                                           3,129**
       18,776   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                     18,776**
        6,259   BNP Paribas, 1.05%, due 12/10/03                                                   6,259**
       12,517   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                          12,517**
        1,565   Citigroup, Inc., 1.06%, due 11/04/03                                               1,565**
        6,259   Citigroup, Inc., 1.07%, due 11/26/03                                               6,259**
        3,129   Citigroup, Inc., 1.09%, due 12/04/03                                               3,129**
        1,565   Comerica Bank, 1.1%, due 11/19/03                                                  1,565**
       20,341   Credit Agricole Indosuez, 1.02%, due 11/06/03                                     20,341**
        4,694   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                              4,694**
        1,877   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                             1,877**
        1,252   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                            1,252**
        4,668   Galaxy Funding, 1.062%, due 11/06/03                                               4,668**
       43,764   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                    43,764
        3,129   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                                3,129**
       35,987   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                            35,987**
        1,565   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                     1,565**
        4,694   Royal Bank of Canada, 1.04%, due 11/24/03                                          4,694**
        6,259   Royal Bank of Scotland, 1.03%, due 11/07/03                                        6,259**
        4,679   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                  4,679**
        1,565   Toronto Dominion Bank, 1.1%, due 01/08/04                                          1,565**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $230,014) (5.1%)                             230,014
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $3,575,306) (104.3%)                                  4,683,485
                LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)                                   (192,399)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $     4,491,086
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Value Fund

Schedule of Investments

 NUMBER OF
  SHARES        COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                AEROSPACE/DEFENSE (3.5% OF NET ASSETS)
       35,650   Boeing Co.                                                               $     1,372,168
       30,175   General Dynamics Corp.                                                         2,525,647
                                                                                         ---------------
                TOTAL AEROSPACE/DEFENSE                                                        3,897,815
                                                                                         ---------------
                AUTOMOTIVE (1.8%)
       34,550   Lear Corp.                                                                     2,007,009*+
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (11.8%)
       22,350   American Express Co.                                                           1,048,885
       12,320   Bank of America Corp.                                                            932,994
       29,500   Bank One Corp.                                                                 1,252,275+
       64,667   Citigroup, Inc.                                                                3,065,216
       13,950   Goldman Sachs Group, Inc.                                                      1,309,905
       15,600   Merrill Lynch & Company, Inc.                                                    923,520
       22,990   Morgan Stanley                                                                 1,261,461
       59,600   Wells Fargo & Co.                                                              3,356,672
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                            13,150,928
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (1.9%)
      103,700   Coca-Cola Enterprises, Inc.                                                    2,090,592
                                                                                         ---------------
                CHEMICALS (4.4%)
       46,080   Air Products & Chemicals, Inc.                                                 2,092,493
       30,700   Dow Chemical Co.                                                               1,157,083
       15,100   Du Pont (E.I.) de Nemours & Co.                                                  610,040
       15,275   Praxair, Inc.                                                                  1,062,834
                                                                                         ---------------
                TOTAL CHEMICALS                                                                4,922,450
                                                                                         ---------------
                COMPUTER SERVICES (3.4%)
       31,200   Dell, Inc.                                                                     1,126,944*
       66,145   Novellus Systems, Inc.                                                         2,731,127*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                        3,858,071
                                                                                         ---------------
                COMPUTER SOFTWARE (2.0%)
      179,830   Siebel Systems, Inc.                                                           2,264,060*
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (1.1%)
       51,850   Applied Materials, Inc.                                                        1,211,734*
                                                                                         ---------------
                ELECTRONICS (5.1%)
       99,900   Intel Corp.                                                                    3,301,695
       84,800   Texas Instruments, Inc.                                                        2,452,416
                                                                                         ---------------
                TOTAL ELECTRONICS                                                              5,754,111
                                                                                         ---------------
                ENERGY & OIL SERVICES (10.7%)
       37,400   BJ Services Co.                                                                1,227,094*
      149,896   Exxon Mobil Corp.                                                              5,483,196
       88,200   Halliburton Co.                                                                2,106,216
       33,680   Schlumberger, Ltd.                                                             1,581,950

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES        COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ENERGY & OIL SERVICES (CONTINUED)
       80,704   Transocean, Inc.                                                         $     1,548,710*
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                   11,947,166
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (2.6%)
      115,750   Hasbro, Inc.                                                                   2,523,350
       19,500   The Walt Disney Co.                                                              441,480+
                                                                                         ---------------
                TOTAL ENTERTAINMENT & LEISURE                                                  2,964,830
                                                                                         ---------------
                FOODS, HOTELS & RESTAURANTS (1.3%)
       57,555   McDonald's Corp.                                                               1,439,451
                                                                                         ---------------
                HEAVY MACHINERY (3.6%)
        3,350   Caterpillar, Inc.                                                                245,488
       32,900   Smith International, Inc.                                                      1,224,867*
       52,300   SPX Corp.                                                                      2,516,676*
                                                                                         ---------------
                TOTAL HEAVY MACHINERY                                                          3,987,031
                                                                                         ---------------
                INDUSTRIAL--DIVERSIFIED (4.7%)
       16,280   Danaher Corp.                                                                  1,348,798+
      188,150   Tyco International, Ltd.                                                       3,928,572
                                                                                         ---------------
                TOTAL INDUSTRIAL--DIVERSIFIED                                                  5,277,370
                                                                                         ---------------
                INSURANCE (10.4%)
       58,080   AFLAC, Inc.                                                                    2,118,758
       59,100   Allstate Corp.                                                                 2,334,450
       78,650   American International Group, Inc.                                             4,784,280
       13,950   Hartford Financial Services Group                                                765,855
       37,400   Marsh & McLennan Companies, Inc.                                               1,598,850
                                                                                         ---------------
                TOTAL INSURANCE                                                               11,602,193
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (3.4%)
       69,100   Comcast Corp., Special Class A                                                 2,254,042*
       99,800   Time Warner, Inc.                                                              1,525,942*
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                         3,779,984
                                                                                         ---------------
                METALS (4.9%)
       96,250   Alcoa, Inc.                                                                    3,038,612
       24,500   Rio Tinto PLC (ADR)                                                            2,426,725
                                                                                         ---------------
                TOTAL METALS                                                                   5,465,337
                                                                                         ---------------
                OFFICE EQUIPMENT & SUPPLIES (1.8%)
       38,280   Avery Dennison Corp.                                                           2,012,762+
                                                                                         ---------------
                OIL & GAS (4.1%)
       13,779   ChevronTexaco Corp.                                                            1,023,780
      163,835   El Paso Corp.                                                                  1,202,549+
       54,180   Sunoco, Inc.                                                                   2,370,917
                                                                                         ---------------
                TOTAL OIL & GAS                                                                4,597,246
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES        COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS (1.1%)
       20,100   Weyerhaeuser Co.                                                         $     1,210,623
                                                                                         ---------------
                RETAIL (7.2%)
       53,770   Costco Wholesale Corp.                                                         1,901,845*
       50,700   Home Depot, Inc.                                                               1,879,449
       64,075   Staples, Inc.                                                                  1,718,491*
      132,410   The Gap, Inc.                                                                  2,526,383
                                                                                         ---------------
                TOTAL RETAIL                                                                   8,026,168
                                                                                         ---------------
                TELECOMMUNICATIONS (4.3%)
      122,900   AT&T Wireless Services, Inc.                                                     891,025*
      172,250   Motorola, Inc.                                                                 2,330,543
       38,450   Viacom, Inc., Class B                                                          1,533,002
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                       4,754,570
                                                                                         ---------------
                TRANSPORTATION (3.9%)
       79,180   Norfolk Southern Corp.                                                         1,595,477
       43,300   Union Pacific Corp.                                                            2,710,580
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                           4,306,057
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $92,300,153) (99.0%)                               110,527,558
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$     247,343   Bank of Montreal, 1.04%, due 11/14/03                                            247,343**
      487,332   Bank of Nova Scotia, 0.98%, due 11/03/03                                         487,332**
      243,666   Bank of Nova Scotia, 1.06%, due 11/10/03                                         243,666**
      243,666   Bank of Nova Scotia, 1.06%, due 11/12/03                                         243,666**
      243,666   Bank of Scotland, 1.04%, due 11/14/03                                            243,666**
      182,750   Bank of the West, 1.075%, due 01/14/04                                           182,750**
      121,833   Bear Stearns & Co., 1.198%, due 06/10/04                                         121,833**
      730,998   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                    730,998**
      243,666   BNP Paribas, 1.05%, due 12/10/03                                                 243,666**
      487,332   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                         487,332**
       60,916   Citigroup, Inc., 1.06%, due 11/04/03                                              60,916**
      243,666   Citigroup, Inc., 1.07%, due 11/26/03                                             243,666**
      121,833   Citigroup, Inc., 1.09%, due 12/04/03                                             121,833**
       60,916   Comerica Bank, 1.1%, due 11/19/03                                                 60,916**
      791,915   Credit Agricole Indosuez, 1.02%, due 11/06/03                                    791,915**
      182,750   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                            182,750**
       73,100   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                            73,100**
       48,733   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                           48,733**
      181,745   Galaxy Funding, 1.062%, due 11/06/03                                             181,745**
    1,151,093   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                 1,151,093
      121,833   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                              121,833**
    1,401,080   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                         1,401,080**
       60,916   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                    60,916**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$     182,750   Royal Bank of Canada, 1.04%, due 11/24/03                                $       182,750**
      243,666   Royal Bank of Scotland, 1.03%, due 11/07/03                                      243,666**
      182,163   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                182,163**
       60,916   Toronto Dominion Bank, 1.1%, due 01/08/04                                         60,916**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $8,402,243) (7.5%)                         8,402,243
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $100,702,396) (106.5%)                              118,929,801
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 6.5%)                                (7,282,865)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $   111,646,936
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Opportunity Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ADVERTISING (1.2% OF NET ASSETS)
       38,200   DoubleClick, Inc.                                                        $       318,206*
       17,100   Interpublic Group of Companies, Inc.                                             254,448+
                                                                                         ---------------
                TOTAL ADVERTISING                                                                572,654
                                                                                         ---------------
                AUTOMOTIVE (0.2%)
       35,700   Collins & Aikman Corp.                                                           114,240*
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (7.4%)
        6,800   Accredited Home Lenders Holding Co.                                              194,616*
        5,100   Amvescap PLC (ADR)                                                                80,325
       10,100   Bank Mutual Corp.                                                                119,483
        9,000   Boston Private Financial Holdings, Inc.                                          229,230
       21,200   Crescent Real Estate Equities Co.                                                325,420
       43,700   Equity Inns, Inc.                                                                369,265
       20,300   Friedman, Billings, Ramsey Group, Inc.                                           404,376
        5,830   Glacier Bancorp, Inc.                                                            179,331
       24,200   Impac Mortgage Holdings, Inc.                                                    364,210
       32,500   Instinet Group, Inc.                                                             200,850*
       14,400   Local Financial Corp.                                                            279,504*
        4,800   Macerich Co.                                                                     192,960+
       20,000   NetBank, Inc.                                                                    274,200
        3,900   Northrim BanCorp, Inc.                                                            81,705
        8,600   South Financial Group, Inc.                                                      224,718
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             3,520,193
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (1.8%)
       18,600   Interstate Bakeries Corp.                                                        273,048
       14,000   Tasty Baking Co.                                                                 108,360
       43,500   Wild Oats Markets, Inc.                                                          451,530*
                                                                                         ---------------
                TOTAL BEVERAGES, FOOD & TOBACCO                                                  832,938
                                                                                         ---------------
                CHEMICALS (10.2%)
       97,900   Agrium, Inc.                                                                   1,504,723
        9,100   Ashland, Inc.                                                                    338,884
      138,500   Calgon Carbon Corp.                                                              889,170
       18,400   Georgia Gulf Corp.                                                               494,960+
       12,300   Olin Corp.                                                                       214,143
       18,000   Potash Corp. of Saskatchewan, Inc.                                             1,417,140
                                                                                         ---------------
                TOTAL CHEMICALS                                                                4,859,020
                                                                                         ---------------
                COMMERCIAL SERVICES (2.5%)
       45,300   Ikon Office Solutions, Inc.                                                      380,520
      122,900   Wind River Systems, Inc.                                                         823,430*
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                      1,203,950
                                                                                         ---------------
                COMPUTER SERVICES (3.1%)
       34,300   Maxtor Corp.                                                                     468,881*+
      151,900   Solectron Corp.                                                                  841,526*
        5,500   Tech Data Corp.                                                                  181,060*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                        1,491,467
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                COMPUTER SOFTWARE (2.6%)
       31,500   Echelon Corp.                                                            $       408,870*
       24,600   Evans & Sutherland Computer Corp.                                                142,680*
       10,000   NetIQ Corp.                                                                      121,400*
        6,100   Take-Two Interactive Software, Inc.                                              241,255*
       18,400   THQ, Inc.                                                                        326,416*+
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                        1,240,621
                                                                                         ---------------
                ELECTRIC UTILITIES (1.8%)
       29,000   Avista Corp.                                                                     493,000
       82,800   Calpine Corp.                                                                    381,708*
                                                                                         ---------------
                TOTAL ELECTRIC UTILITIES                                                         874,708
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (1.7%)
       21,700   FuelCell Energy, Inc.                                                            331,142*+
       45,300   GrafTech International, Ltd.                                                     470,667*
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                       801,809
                                                                                         ---------------
                ELECTRONICS (4.2%)
       18,100   Celestica, Inc.                                                                  257,020*
       19,400   Chartered Semiconductor Manufacturing, Ltd. (ADR)                                190,702*
       12,900   Fairchild Semiconductor International, Inc.                                      291,540*
       11,900   Herley Industries, Inc.                                                          224,910*
       23,000   Monolithic System Technology, Inc.                                               187,450*
       18,100   Nanometrics, Inc.                                                                222,630*
        9,700   Tektronix, Inc.                                                                  248,999
       49,400   Triquint Semiconductor, Inc.                                                     354,198*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                              1,977,449
                                                                                         ---------------
                ENERGY & OIL SERVICES (3.8%)
       44,300   Nuevo Energy Co., Inc.                                                           871,824*
       25,900   Oceaneering International, Inc.                                                  597,254*
        7,000   Pride International, Inc.                                                        114,660*
       13,800   Varco International, Inc.                                                        242,742*
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                    1,826,480
                                                                                         ---------------
                HEALTHCARE (8.7%)
       64,900   Eclipsys Corp.                                                                   769,065*
       46,000   Human Genome Sciences, Inc.                                                      639,860*
        9,500   Kindred Healthcare, Inc.                                                         391,780*
       15,600   Manor Care, Inc.                                                                 519,168
       20,400   Province Healthcare Co.                                                          261,936*
       23,200   Sierra Health Services, Inc.                                                     540,328*+
       24,900   United Surgical Partners, Inc.                                                   750,984*+
        5,000   Universal Health Services, Inc., Class B                                         235,250*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                               4,108,371
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                INDUSTRIAL--DIVERSIFIED (4.0%)
       48,000   AGCO Corp.                                                               $       864,000*
       44,100   Lindsay Manufacturing Co.                                                      1,022,679
                                                                                         ---------------
                TOTAL INDUSTRIAL--DIVERSIFIED                                                  1,886,679
                                                                                         ---------------
                INSURANCE (3.2%)
        5,300   First American Corp.                                                             151,845
       54,100   Phoenix Companies, Inc.                                                          595,100+
        7,500   The PMI Group, Inc.                                                              286,725
        3,600   Triad Guaranty, Inc.                                                             177,588*
        9,300   WellChoice, Inc.                                                                 302,250*
                                                                                         ---------------
                TOTAL INSURANCE                                                                1,513,508
                                                                                         ---------------
                MACHINERY (1.9%)
       25,024   Brooks Automation, Inc.                                                          624,349*
       15,500   Joy Global, Inc.                                                                 295,430*
                                                                                         ---------------
                TOTAL MACHINERY                                                                  919,779
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.9%)
       22,200   4 Kids Entertainment, Inc.                                                       542,790*
        7,300   Radio One, Inc., Class D                                                         116,070*
       21,600   Readers Digest Association, Inc.                                                 318,168
       13,200   Spanish Broadcasting System, Inc.                                                118,800*
       18,200   Thomas Nelson, Inc.                                                              288,470
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                         1,384,298
                                                                                         ---------------
                MEDICAL SUPPLIES (4.4%)
       27,600   American Medical Systems Holdings, Inc.                                          552,000*
       24,400   Andrx Corp.                                                                      485,560*+
        9,000   Closure Medical Corp.                                                            277,290*
       22,100   CYTYC Corp.                                                                      285,753*
       14,800   Exact Sciences Corp.                                                             157,176*
       12,000   Hologic, Inc.                                                                    163,200*
       10,500   Thoratec Corp.                                                                   161,595*
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                         2,082,574
                                                                                         ---------------
                METALS (8.6%)
        5,350   Alliant Techsystems, Inc.                                                        276,916*
        8,900   IPSCO, Inc.                                                                      122,642
       11,400   Maverick Tube Corp.                                                              192,546*
       26,000   Phelps Dodge Corp.                                                             1,605,240*
       32,000   Shaw Group, Inc.                                                                 436,800*
       44,000   United States Steel Corp.                                                      1,040,600
       53,700   USEC, Inc.                                                                       400,065
                                                                                         ---------------
                TOTAL METALS                                                                   4,074,809
                                                                                         ---------------
                OIL & GAS (1.0%)
       19,800   Rowan Companies, Inc.                                                            474,210*
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                PAPER & FOREST PRODUCTS (0.7%)
       15,600   Buckeye Technologies, Inc.                                               $       140,556*
       12,900   Smurfit-Stone Container Corp.                                                    199,950
                                                                                         ---------------
                TOTAL PAPER & FOREST PRODUCTS                                                    340,506
                                                                                         ---------------
                PHARMACEUTICALS (1.4%)
       29,800   Biopure Corp.                                                                    103,108*+
       35,000   QLT, Inc.                                                                        540,750*
                                                                                         ---------------
                TOTAL PHARMACEUTICALS                                                            643,858
                                                                                         ---------------
                REAL ESTATE (0.5%)
        9,200   American Financial Realty Trust (REIT)                                           139,840
        5,000   Koger Equity, Inc. (REIT)                                                         96,850
                                                                                         ---------------
                TOTAL REAL ESTATE                                                                236,690
                                                                                         ---------------
                RETAIL (6.1%)
       10,300   BJ's Wholesale Club, Inc.                                                        264,607*+
       17,800   Borders Group, Inc.                                                              403,170*
        8,500   Charlotte Russe Holding, Inc.                                                    114,325*
       26,700   Claire's Stores, Inc.                                                          1,033,290
       12,900   The Bon-Ton Stores, Inc.                                                         167,442
        6,270   The Sports Authority, Inc.                                                       233,244*
       20,700   Too, Inc.                                                                        341,550*
       26,400   Toys 'R' Us, Inc.                                                                343,200*
                                                                                         ---------------
                TOTAL RETAIL                                                                   2,900,828
                                                                                         ---------------
                TELECOMMUNICATIONS (3.2%)
      117,812   CIENA Corp.                                                                      755,175*
       41,000   Micromuse, Inc.                                                                  330,050*
       34,300   Nextel Partners, Inc.                                                            412,286*+
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                       1,497,511
                                                                                         ---------------
                TEXTILES, CLOTHING & FABRICS (0.9%)
       23,100   Warnaco Group, Inc.                                                              403,095*
                                                                                         ---------------
                TRANSPORTATION (3.2%)
       20,800   Kirby Corp.                                                                      611,104*
       14,600   USF Corp.                                                                        466,032
        9,200   Vitran Corp., Inc.                                                               128,248*
       19,800   Wabtec Corp.                                                                     302,940
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                           1,508,324
                                                                                         ---------------
                UTILITIES (1.6%)
       20,800   Arch Coal, Inc.                                                                  509,600+
       16,300   Massey Energy Co.                                                                226,570
                                                                                         ---------------
                TOTAL UTILITIES                                                                  736,170
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $33,076,765) (92.8%)                                44,026,739
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$     302,092   Bank of Montreal, 1.04%, due 11/14/03                                    $       302,092**
      595,203   Bank of Nova Scotia, 0.98%, due 11/03/03                                         595,203**
      297,602   Bank of Nova Scotia, 1.06%, due 11/10/03                                         297,602**
      297,602   Bank of Nova Scotia, 1.06%, due 11/12/03                                         297,602**
      297,604   Bank of Scotland, 1.04%, due 11/14/03                                            297,604**
      223,201   Bank of the West, 1.075%, due 01/14/04                                           223,201**
      148,801   Bear Stearns & Co., 1.198%, due 06/10/04                                         148,801**
      892,805   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                    892,805**
      297,602   BNP Paribas, 1.05%, due 12/10/03                                                 297,602**
      595,203   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                         595,203**
       74,400   Citigroup, Inc., 1.06%, due 11/04/03                                              74,400**
      297,602   Citigroup, Inc., 1.07%, due 11/26/03                                             297,602**
      148,801   Citigroup, Inc., 1.09%, due 12/04/03                                             148,801**
       74,400   Comerica Bank, 1.1%, due 11/19/03                                                 74,400**
      967,205   Credit Agricole Indosuez, 1.02%, due 11/06/03                                    967,205**
      223,201   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                            223,201**
       89,280   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                            89,280**
       59,520   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                           59,520**
      221,974   Galaxy Funding, 1.062%, due 11/06/03                                             221,974**
    3,156,050   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                 3,156,050
      148,801   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                              148,801**
    1,711,209   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                         1,711,209**
       74,400   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                    74,400**
      223,201   Royal Bank of Canada, 1.04%, due 11/24/03                                        223,201**
      297,602   Royal Bank of Scotland, 1.03%, due 11/07/03                                      297,602**
      222,485   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                222,485**
       74,400   Toronto Dominion Bank, 1.1%, due 01/08/04                                         74,400**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $12,012,246) (25.3%)                      12,012,246
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $45,089,011) (118.1%)                                56,038,985
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 18.1%)                               (8,580,149)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $    47,458,836
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT - REAL ESTATE INVESTMENT TRUST
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select Equities Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                AUTOMOTIVE (2.0% OF NET ASSETS)
    1,130,800   Harley-Davidson, Inc.                                                    $    53,611,228+
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (4.0%)
    7,909,935   Schwab (Charles) Corp.                                                       107,258,719
                                                                                         ---------------
                BIOLOGICAL PRODUCTS (6.8%)
    1,987,518   Amgen, Inc.                                                                  122,749,112*
    2,301,923   MedImmune, Inc.                                                               61,369,267*
                                                                                         ---------------
                TOTAL BIOLOGICAL PRODUCTS                                                    184,118,379
                                                                                         ---------------
                COMPUTER SERVICES (17.6%)
    3,262,395   Cisco Systems, Inc.                                                           68,445,047*
    2,795,625   Dell, Inc.                                                                   100,977,975*+
    6,694,050   Network Appliance, Inc.                                                      165,209,154*
    3,218,935   Yahoo!, Inc.                                                                 140,667,459*+
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                      475,299,635
                                                                                         ---------------
                COMPUTER SOFTWARE (1.5%)
    1,541,269   Microsoft Corp.                                                               40,304,184
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (5.6%)
    4,617,258   Applied Materials, Inc.                                                      107,905,319*+
    1,485,575   General Electric Co.                                                          43,096,531
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                   151,001,850
                                                                                         ---------------
                ELECTRONICS (11.9%)
    3,013,564   Intel Corp.                                                                   99,598,290
    2,748,682   Maxim Integrated Products, Inc.                                              136,636,982
    2,719,486   XILINX, Inc.                                                                  86,207,706*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                            322,442,978
                                                                                         ---------------
                FOOD RETAILERS (2.0%)
    1,702,560   Starbucks Corp.                                                               53,800,896*
                                                                                         ---------------
                HEALTHCARE (5.8%)
    1,908,168   Genentech, Inc.                                                              156,412,531*
                                                                                         ---------------
                INSURANCE (12.8%)
    1,994,766   AFLAC, Inc.                                                                   72,769,064
      617,153   American International Group, Inc.                                            37,541,417
    3,174,752   Progressive Corp.                                                            234,296,698+
                                                                                         ---------------
                TOTAL INSURANCE                                                              344,607,179
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.4%)
      934,154   Pixar, Inc.                                                                   64,279,137*+
                                                                                         ---------------
                PHARMACEUTICALS (2.7%)
    1,103,075   Lilly (Eli) & Co.                                                             73,486,856
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                RETAIL (17.0%)
    3,944,368   Amazon.com, Inc.                                                         $   214,652,506*+
    2,190,014   eBay, Inc.                                                                   122,509,383*
    1,696,273   Walgreen Co.                                                                  59,064,226
    1,091,287   Wal-Mart Stores, Inc.                                                         64,331,369
                                                                                         ---------------
                TOTAL RETAIL                                                                 460,557,484
                                                                                         ---------------
                TELECOMMUNICATIONS (3.4%)
      829,348   Qualcomm, Inc.                                                                39,394,030
    1,340,200   Viacom, Inc., Class B                                                         53,433,774
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                      92,827,804
                                                                                         ---------------
                TRANSPORTATION (2.4%)
    3,334,239   Southwest Airlines, Inc.                                                      64,684,238+
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $2,193,460,221) (97.9%)                          2,644,693,098
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$   9,434,502   Bank of Montreal, 1.04%, due 11/14/03                                          9,434,502**
   18,588,520   Bank of Nova Scotia, 0.98%, due 11/03/03                                      18,588,520**
    9,294,260   Bank of Nova Scotia, 1.06%, due 11/10/03                                       9,294,260**
    9,294,260   Bank of Nova Scotia, 1.06%, due 11/12/03                                       9,294,260**
    9,294,260   Bank of Scotland, 1.04%, due 11/14/03                                          9,294,260**
    6,970,695   Bank of the West, 1.075%, due 01/14/04                                         6,970,695**
    4,647,130   Bear Stearns & Co., 1.198%, due 06/10/04                                       4,647,130**
   27,882,780   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                 27,882,780**
    9,294,260   BNP Paribas, 1.05%, due 12/10/03                                               9,294,260**
   18,588,520   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                      18,588,520**
    2,323,565   Citigroup, Inc., 1.06%, due 11/04/03                                           2,323,565**
    9,294,260   Citigroup, Inc., 1.07%, due 11/26/03                                           9,294,260**
    4,647,130   Citigroup, Inc., 1.09%, due 12/04/03                                           4,647,130**
    2,323,565   Comerica Bank, 1.1%, due 11/19/03                                              2,323,565**
   30,206,345   Credit Agricole Indosuez, 1.02%, due 11/06/03                                 30,206,345**
    6,970,695   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                          6,970,695**
    2,788,278   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                         2,788,278**
    1,858,852   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                        1,858,852**
    6,932,383   Galaxy Funding, 1.062%, due 11/06/03                                           6,932,383**
   50,155,061   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                50,155,061
    4,647,130   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                            4,647,130**
   53,441,996   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                        53,441,996**
    2,323,565   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                 2,323,565**
    6,970,695   Royal Bank of Canada, 1.04%, due 11/24/03                                      6,970,695**
    9,294,260   Royal Bank of Scotland, 1.03%, due 11/07/03                                    9,294,260**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$   6,948,331   Sheffiled Receivables Corp., 1.051%, due 11/24/03                        $     6,948,331**
    2,323,565   Toronto Dominion Bank, 1.1%, due 01/08/04                                      2,323,565**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $326,738,863) (12.1%)                    326,738,863
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $2,520,199,084) (110.0%)                          2,971,431,961
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 10.0%)                             (271,191,934)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $ 2,700,240,027
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Small Cap Growth Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ADVERTISING (2.5% OF NET ASSETS)
       77,900   Monster Worldwide, Inc.                                                  $     1,984,113*+
      134,400   ValueClick, Inc.                                                               1,083,264*
      163,350   Ventiv Health, Inc.                                                            1,372,140*
                                                                                         ---------------
                TOTAL ADVERTISING                                                              4,439,517
                                                                                         ---------------
                AUTOMOTIVE (0.5%)
       55,300   LKQ Corp.                                                                        956,690*
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (0.8%)
       52,400   SEI Investments Co.                                                            1,525,888
                                                                                         ---------------
                BEVERAGES, FOOD & TOBACCO (1.7%)
       17,900   American Italian Pasta Co.                                                       684,496*+
       86,900   Peet's Coffee & Tea, Inc.                                                      1,462,527*
       93,500   Wild Oats Markets, Inc.                                                          970,530*
                                                                                         ---------------
                TOTAL BEVERAGES, FOOD & TOBACCO                                                3,117,553
                                                                                         ---------------
                BIOLOGICAL PRODUCTS (0.4%)
       63,100   Impax Laboratories, Inc.                                                         748,366*
                                                                                         ---------------
                CHEMICALS (0.6%)
       33,300   Applied Films Corp.                                                            1,043,955*
                                                                                         ---------------
                COMMERCIAL SERVICES (10.2%)
       53,800   Advisory Board Co.                                                             1,957,782*
       56,200   Alliance Data Systems Corp.                                                    1,561,236*
       41,700   Celgene Corp.                                                                  1,738,473*
      158,725   Corporate Executive Board Co.                                                  8,096,562*
       60,200   Gen-Probe, Inc.                                                                1,611,554*
       45,380   Resources Connection, Inc.                                                     1,122,247*
       22,900   Strayer Education, Inc.                                                        2,242,597
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                     18,330,451
                                                                                         ---------------
                COMMUNICATIONS (2.3%)
      137,800   Inet Technologies, Inc.                                                        1,853,410*
      141,200   Stratex Networks, Inc.                                                           451,840*
       55,700   UTStarcom, Inc.                                                                1,754,550*+
                                                                                         ---------------
                TOTAL COMMUNICATIONS                                                           4,059,800
                                                                                         ---------------
                COMPUTER SERVICES (9.5%)
      153,800   Ask Jeeves, Inc.                                                               2,946,808*+
       59,500   CheckFree Corp.                                                                1,638,035*+
       65,700   Cognizant Technology Solutions Corp.                                           2,982,123*
      118,400   Dot Hill Systems Corp.                                                         1,587,744*
       74,900   eSPEED, Inc.                                                                   2,041,025*
       56,600   Mercury Interactive Corp.                                                      2,628,504*+
       60,600   Packeteer, Inc.                                                                1,059,288*
       71,800   VeriSign, Inc.                                                                 1,139,466*
       51,300   WebEx Communications, Inc.                                                     1,133,217*+
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                       17,156,210
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                COMPUTER SOFTWARE (6.6%)
       69,100   Agile Software Corp.                                                     $       758,027*
       42,225   Ascential Software Corp.                                                         936,973*
       44,500   Documentum, Inc.                                                               1,323,875*
        1,805   OPNET Technologies, Inc.                                                          25,342*
      175,800   Quest Software, Inc.                                                           2,619,420*
      121,500   Red Hat, Inc.                                                                  1,827,360*+
      192,207   Retek, Inc.                                                                    1,927,836*
      199,800   Siebel Systems, Inc.                                                           2,515,482*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                       11,934,315
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (1.6%)
       58,000   Varian Semiconductor Equipment Associates, Inc.                                2,804,300*
                                                                                         ---------------
                ELECTRONICS (20.0%)
       75,000   Actel Corp.                                                                    2,023,500*
      544,430   Bookham Technology PLC (ADR)                                                   1,399,185*+
       46,100   Cymer, Inc.                                                                    2,104,926*+
       35,600   Exar Corp.                                                                       572,804*
      120,200   GlobespanVirata, Inc.                                                            740,432*
       51,100   Integrated Circuit Systems, Inc.                                               1,715,427*
      135,240   Intersil Corp.                                                                 3,487,840
       97,300   Marvell Technology Group, Ltd.                                                 4,268,551*
       81,500   Maxim Integrated Products, Inc.                                                4,051,365
      115,000   Micrel, Inc.                                                                   1,897,500*
       70,900   MKS Instruments, Inc.                                                          1,843,400*+
       62,800   Mykrolis Corp.                                                                   926,300*
       40,100   Photon Dynamics, Inc.                                                          1,516,582*+
      122,800   PMC-Sierra, Inc.                                                               2,231,276*+
       58,800   Power Integrations, Inc.                                                       2,047,416*
      128,700   QuickLogic Corp.                                                                 649,935*
       48,200   Semtech Corp.                                                                  1,070,040*+
       27,300   Silicon Laboratories, Inc.                                                     1,473,654*+
       81,600   Teradyne, Inc.                                                                 1,858,848*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                             35,878,981
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (3.3%)
       66,400   K2, Inc.                                                                       1,101,576*
       25,200   Leapfrog Enterprises, Inc.                                                       871,164*+
      125,500   Macrovision Corp.                                                              2,757,235*
       38,400   Marvel Enterprises, Inc.                                                       1,130,880*+
                                                                                         ---------------
                TOTAL ENTERTAINMENT & LEISURE                                                  5,860,855
                                                                                         ---------------
                FINANCIAL SERVICES (0.5%)
       40,700   The First Marblehead Corp.                                                       901,505*
                                                                                         ---------------
                HEALTHCARE (2.5%)
       63,625   Accredo Health, Inc.                                                           2,033,455*
       73,000   Affymetrix, Inc.                                                               1,870,990*+
       58,205   Ciphergen Biosystems, Inc.                                                       635,017*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                               4,539,462
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                MACHINERY (0.8%)
       47,800   Lam Research Corp.                                                       $     1,373,772*+
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (8.2%)
       29,600   Citadel Broadcasting Corp.                                                       583,120*
      121,200   Cox Radio, Inc.                                                                2,680,944*
       25,500   Entercom Communications Corp.                                                  1,168,155*
      125,900   Radio One, Inc.                                                                2,018,177*+
      162,400   Radio One, Inc., Class D                                                       2,582,160*
       44,500   Univision Communications, Inc.                                                 1,510,775*+
      140,200   Westwood One, Inc.                                                             4,196,186*
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                        14,739,517
                                                                                         ---------------
                MEDICAL SUPPLIES (2.2%)
       31,850   Advanced Neuromodulation Systems, Inc.                                         1,305,850*
       45,900   Conceptus, Inc.                                                                  562,275*+
       53,400   EPIX Medical, Inc.                                                               988,434*
       43,300   VISX, Inc.                                                                     1,050,458*+
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                         3,907,017
                                                                                         ---------------
                PHARMACEUTICALS (6.0%)
       53,900   AdvancePCS                                                                     2,774,233*+
       92,350   AtheroGenics, Inc.                                                             1,522,851*
       59,900   MGI Pharma, Inc.                                                               2,249,844*
       71,550   Onyx Pharmaceuticals, Inc.                                                     1,750,828*+
       39,385   Penwest Pharmaceuticals Co.                                                      645,126*
      102,100   Vicuron Pharmaceuticals, Inc.                                                  1,873,535*
                                                                                         ---------------
                TOTAL PHARMACEUTICALS                                                         10,816,417
                                                                                         ---------------
                RETAIL (9.8%)
       70,166   99 Cents Only Stores                                                           2,088,842*+
       80,750   Cost Plus, Inc.                                                                3,704,003*
       39,887   Dollar Tree Stores, Inc.                                                       1,522,886*
       30,600   Netflix.com, Inc.                                                              1,753,380*+
      168,200   Petsmart, Inc.                                                                 4,307,602
      142,045   Restoration Hardware, Inc.                                                     1,130,678*
       76,600   ShopKo Stores, Inc.                                                            1,185,768*+
       51,700   Williams-Sonoma, Inc.                                                          1,826,561*
                                                                                         ---------------
                TOTAL RETAIL                                                                  17,519,720
                                                                                         ---------------
                TELECOMMUNICATIONS (8.2%)
       68,900   Andrew Corp.                                                                     901,212*
       94,650   McData Corp.                                                                     977,735*
      248,800   Mindspeed Technologies, Inc.                                                   1,273,856*
       76,400   Network Equipment Technologies, Inc.                                             798,380*
      147,200   Polycom, Inc.                                                                  2,948,416*
       51,600   Research In Motion, Ltd.                                                       2,276,592*
      195,625   Terayon Communication Systems, Inc.                                            1,343,944*
      153,700   Time Warner Telecom, Inc.                                                      1,590,795*
      139,850   Western Wireless Corp.                                                         2,713,090*+
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                      14,824,020
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                TEXTILES, CLOTHING & FABRICS (0.6%)
       60,900   Warnaco Group, Inc.                                                      $     1,062,708*
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $117,403,030) (98.8%)                              177,541,019
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$   1,254,375   Bank of Montreal, 1.04%, due 11/14/03                                          1,254,375**
    2,471,459   Bank of Nova Scotia, 0.98%, due 11/03/03                                       2,471,459**
    1,235,730   Bank of Nova Scotia, 1.06%, due 11/10/03                                       1,235,730**
    1,235,730   Bank of Nova Scotia, 1.06%, due 11/12/03                                       1,235,730**
    1,235,730   Bank of Scotland, 1.04%, due 11/14/03                                          1,235,730**
      926,797   Bank of the West, 1.075%, due 01/14/04                                           926,797**
      617,865   Bear Stearns & Co., 1.198%, due 06/10/04                                         617,865**
    3,707,188   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                  3,707,188**
    1,235,729   BNP Paribas, 1.05%, due 12/10/03                                               1,235,729**
    2,471,459   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                       2,471,459**
      308,932   Citigroup, Inc., 1.06%, due 11/04/03                                             308,932**
    1,235,729   Citigroup, Inc., 1.07%, due 11/26/03                                           1,235,729**
      617,865   Citigroup, Inc., 1.09%, due 12/04/03                                             617,865**
      308,932   Comerica Bank, 1.1%, due 11/19/03                                                308,932**
    4,016,121   Credit Agricole Indosuez, 1.02%, due 11/06/03                                  4,016,121**
      926,797   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                            926,797**
      370,719   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                           370,719**
      247,146   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                          247,146**
      921,703   Galaxy Funding, 1.062%, due 11/06/03                                             921,703**
    4,322,077   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                 4,322,077
      617,865   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                              617,865**
    7,105,445   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                         7,105,445**
      308,932   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03                   308,932**
      926,797   Royal Bank of Canada, 1.04%, due 11/24/03                                        926,797**
    1,235,730   Royal Bank of Scotland, 1.03%, due 11/07/03                                    1,235,730**
      923,824   Sheffiled Receivables Corp., 1.051%, due 11/24/03                                923,824**
      308,932   Toronto Dominion Bank, 1.1%, due 01/08/04                                        308,932**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $41,095,608) (22.9%)                      41,095,608
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $158,498,638) (121.7%)                              218,636,627
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 21.7%)                              (39,019,291)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $   179,617,336
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Small Cap Value Fund

Schedule of Investments

 NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                COMMON STOCK

                AEROSPACE/DEFENSE (2.0% OF NET ASSETS)
       41,250   AAR Corp.                                                                $       449,625*
       13,000   Armor Holdings, Inc.                                                             253,500*
                                                                                         ---------------
                TOTAL AEROSPACE/DEFENSE                                                          703,125
                                                                                         ---------------
                AUTOMOTIVE (2.1%)
       14,100   Copart, Inc.                                                                     175,827*
       13,300   Federal Signal Corp.                                                             196,707
       11,200   Monaco Coach Corp.                                                               269,808*
        3,600   Wabash National Corp.                                                             83,052*
                                                                                         ---------------
                TOTAL AUTOMOTIVE                                                                 725,394
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (5.8%)
        6,400   Astoria Financial Corp.                                                          221,696
       11,000   BankUnited Financial Corp., Class A                                              243,210*
       15,100   Brookline Bancorp, Inc.                                                          223,782
        7,400   Chittenden Corp.                                                                 238,132
       15,257   First Niagara Financial Group, Inc.                                              218,023
        9,770   Fulton Financial Corp.                                                           201,750
       20,800   Gold Banc Corp., Inc.                                                            268,736
        6,750   Silicon Valley Bancshares                                                        236,925*
        6,100   Washington Trust Bancorp, Inc.                                                   173,484
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                             2,025,738
                                                                                         ---------------
                BUILDING MATERIALS (0.5%)
        4,900   EMCOR Group, Inc.                                                                184,681*
                                                                                         ---------------
                CHEMICALS (5.4%)
       10,600   Agrium, Inc.                                                                     162,922
        5,450   Cabot Corp.                                                                      152,055
       14,200   Cambrex Corp.                                                                    335,688
       10,950   Ferro Corp.                                                                      224,803
        3,200   HB Fuller Co.                                                                     79,296
       23,450   MacDermid, Inc.                                                                  700,686
        7,450   Olin Corp.                                                                       129,704
        3,700   Quaker Chemical Corp.                                                             98,198
                                                                                         ---------------
                TOTAL CHEMICALS                                                                1,883,352
                                                                                         ---------------
                COMMERCIAL SERVICES (4.1%)
       10,687   AMN Healthcare Services, Inc.                                                    161,587*
       21,550   Bowne & Co., Inc.                                                                323,250
        5,800   G & K Services, Inc.                                                             191,400
        6,700   Ionics, Inc.                                                                     190,883*
       11,600   Pegasus Solutions, Inc.                                                          126,672*
       33,100   PRG-Schultz International, Inc.                                                  157,225*
       11,800   Sotheby's Holdings, Inc.                                                         125,670*
        9,650   Volt Information Sciences, Inc.                                                  168,875*
                                                                                         ---------------
                TOTAL COMMERCIAL SERVICES                                                      1,445,562
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                COMMUNICATIONS (3.8%)
       18,200   Arris Group, Inc.                                                        $       109,200*
       38,200   Cable Design Technologies Corp.                                                  368,248*
       18,950   Newport Corp.                                                                    298,652*
       21,850   REMEC, Inc.                                                                      241,005*
       22,700   Symmetricom, Inc.                                                                163,440*
        8,600   TEKELEC                                                                          138,374*
                                                                                         ---------------
                TOTAL COMMUNICATIONS                                                           1,318,919
                                                                                         ---------------
                COMPUTER SERVICES (5.0%)
       20,800   BISYS Group, Inc.                                                                297,440*
       48,050   Cirrus Logic, Inc.                                                               392,088*
        7,850   Electro Rent Corp.                                                               115,002*
        6,750   FileNET Corp.                                                                    180,360*
       19,800   InFocus Corp.                                                                    130,482*
       14,900   Maxtor Corp.                                                                     203,683*
       19,800   Paxar Corp.                                                                      237,204*
       12,750   Systems & Computer Technology Corp.                                              187,425*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                        1,743,684
                                                                                         ---------------
                COMPUTER SOFTWARE (6.0%)
       12,800   Activision, Inc.                                                                 193,152*
       21,950   Aspen Technologies, Inc.                                                         175,600*
       18,100   Computer Task Group, Inc.                                                         69,685*
       21,650   E.piphany, Inc.                                                                  150,251*
        2,830   Evans & Sutherland Computer Corp.                                                 16,414*
       13,800   Gartner, Inc.                                                                    175,260*
       24,200   Gerber Scientific, Inc.                                                          191,180*
       63,750   Interwoven, Inc.                                                                 241,612*
       15,900   NetIQ Corp.                                                                      193,026*
       17,550   Networks Associates, Inc.                                                        244,471*
       34,650   Phoenix Technologies, Ltd.                                                       227,997*
       39,220   Technology Solutions Co.                                                          55,300*
        8,900   THQ, Inc.                                                                        157,886*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                        2,091,834
                                                                                         ---------------
                COSMETICS & HOUSEHOLD PRODUCTS (0.3%)
       22,500   Oneida, Ltd.                                                                     106,425
                                                                                         ---------------
                ELECTRIC UTILITIES (1.0%)
       14,200   Veeco Instruments, Inc.                                                          359,828*
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (1.6%)
       15,550   Electro Scientific Industries, Inc.                                              381,908*
        4,000   Merix Corp.                                                                       71,160*
        5,500   Regal-Beloit Corp.                                                               111,925
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                       564,993
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                ELECTRONICS (18.0%)
       24,400   Adaptec, Inc.                                                            $       207,644*
        9,200   ATMI, Inc.                                                                       211,508*
        6,600   Barnes Group, Inc.                                                               192,588
       11,400   Coherent, Inc.                                                                   262,200*
       20,850   CommScope, Inc.                                                                  322,966*
       29,700   CTS Corp.                                                                        328,779
       14,350   Exar Corp.                                                                       230,891*
        6,600   FEI Co.                                                                          156,750*
       30,400   FSI International, Inc.                                                          191,520*
       17,600   Integrated Device Technology, Inc.                                               276,320*
        3,300   International Rectifier Corp.                                                    157,509*
       16,400   Keithley Instruments, Inc.                                                       264,532
       60,150   KEMET Corp.                                                                      796,987*
       20,700   Lattice Semiconductor Corp.                                                      161,460*
        8,250   Maxwell Technologies, Inc.                                                        66,908*
       24,900   MKS Instruments, Inc.                                                            647,400*
       18,200   Mykrolis Corp.                                                                   268,450*
       26,300   Pemstar, Inc.                                                                     92,313*
        7,100   Technitrol, Inc.                                                                 154,780*
       49,306   Vishay Intertechnology, Inc.                                                     924,488*
       16,805   Xicor, Inc.                                                                      190,233*
       11,400   Zoran Corp.                                                                      189,924*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                              6,296,150
                                                                                         ---------------
                ENERGY & OIL SERVICES (2.1%)
        5,450   Nuevo Energy Co., Inc.                                                           107,256*
        7,700   Pride International, Inc.                                                        126,126*
        9,500   Rowan Companies, Inc.                                                            227,525*
       14,950   Varco International, Inc.                                                        262,971*
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                      723,878
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (0.5%)
       10,200   Intrawest Corp.                                                                  171,462
          600   Vail Resorts, Inc.                                                                 8,040*
                                                                                         ---------------
                TOTAL ENTERTAINMENT & LEISURE                                                    179,502
                                                                                         ---------------
                FOODS, HOTELS & RESTAURANTS (2.0%)
       13,800   California Pizza Kitchen, Inc.                                                   256,680*
        7,400   Jack in the Box, Inc.                                                            134,606*
       13,100   La Quinta Corp.                                                                   80,827*
       23,100   Prime Hospitality Corp.                                                          210,210*
                                                                                         ---------------
                TOTAL FOODS, HOTELS & RESTAURANTS                                                682,323
                                                                                         ---------------
                HEALTHCARE (1.9%)
        7,600   Accredo Health, Inc.                                                             242,896*
       19,100   Cross Country Healthcare, Inc.                                                   265,299*
        6,400   Curative Health Services, Inc.                                                    91,456*
        3,000   LifePoint Hospitals, Inc.                                                         77,130*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                                 676,781
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                HEAVY MACHINERY (1.5%)
        3,200   IDEX Corp.                                                               $       118,976
        5,800   Insituform Technologies, Inc., Class A                                            82,940*
        8,900   Kaydon Corp.                                                                     211,553
        3,400   Ultratech Stepper, Inc.                                                          106,114*
                                                                                         ---------------
                TOTAL HEAVY MACHINERY                                                            519,583
                                                                                         ---------------
                HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.9%)
       14,100   Herman Miller, Inc.                                                              323,877
                                                                                         ---------------
                INDUSTRIAL--DIVERSIFIED (0.3%)
        7,800   Lydall, Inc.                                                                      92,742*
                                                                                         ---------------
                INSURANCE (0.9%)
        8,900   RLI Corp.                                                                        299,040
                                                                                         ---------------
                MACHINERY (6.0%)
        5,700   Albany International Corp.                                                       176,130
       51,550   Axcelis Technologies, Inc.                                                       545,399*
        4,350   Brooks Automation, Inc.                                                          108,533*
        8,800   FMC Technologies, Inc.                                                           176,704*
        8,650   Gardner Denver, Inc.                                                             178,709*
        7,200   Kaman Corp.                                                                       87,840
       43,550   Kulicke & Soffa Industries, Inc.                                                 639,314*
        6,300   Lam Research Corp.                                                               181,062*
                                                                                         ---------------
                TOTAL MACHINERY                                                                2,093,691
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.0%)
        5,600   Journal Register Co.                                                             112,168*
       16,900   Readers Digest Association, Inc.                                                 248,937
        7,800   Scholastic Corp.                                                                 241,254*
          800   Thomas Nelson, Inc.                                                               12,680
        2,700   Wiley (John) & Sons, Inc.                                                         70,200
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                           685,239
                                                                                         ---------------
                MEDICAL SUPPLIES (6.4%)
       31,600   Credence Systems Corp.                                                           515,396*
        7,800   Excel Technology, Inc.                                                           219,570*
        5,900   ICU Medical, Inc.                                                                199,361*
       12,160   LeCroy Corp.                                                                     206,842*
        8,600   LTX Corp.                                                                        122,894*
       14,300   PerkinElmer, Inc.                                                                257,543
       11,700   Priority Healthcare Corp., Class B                                               253,071*
       16,700   PSS World Medical, Inc.                                                          155,644*
        8,650   Varian, Inc.                                                                     309,757*
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                         2,240,078
                                                                                         ---------------
                METALS (2.0%)
       15,000   Belden, Inc.                                                                     281,250
        4,000   Ladish Co., Inc.                                                                  31,284*
        5,500   Lone Star Technologies, Inc.                                                      76,560*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                METALS (CONTINUED)
       12,000   Maverick Tube Corp.                                                      $       202,680*
        6,400   Penn Engineering & Manufacturing Corp.                                           112,000
                                                                                         ---------------
                TOTAL METALS                                                                     703,774
                                                                                         ---------------
                OIL & GAS (2.2%)
       11,700   Core Laboratories N.V.                                                           179,127*
       10,700   Forest Oil Corp.                                                                 250,915*
       12,500   Tom Brown, Inc.                                                                  337,750*
                                                                                         ---------------
                TOTAL OIL & GAS                                                                  767,792
                                                                                         ---------------
                PAPER & FOREST PRODUCTS (0.5%)
       12,900   Interpool, Inc.                                                                  188,340
                                                                                         ---------------
                POLLUTION CONTROL (0.2%)
        4,000   TRC Companies, Inc.                                                               70,920*
                                                                                         ---------------
                RETAIL (8.6%)
       17,650   American Eagle Outfitters, Inc.                                                  282,224*
        7,400   Ann Taylor Stores, Inc.                                                          264,920*
       32,000   Bell Microproducts, Inc.                                                         270,080*
       29,900   Charming Shoppes, Inc.                                                           195,845*
       20,300   Circuit City Stores, Inc.                                                        193,662
       18,350   Factory 2-U Stores, Inc.                                                          37,618*
       22,600   Foot Locker, Inc.                                                                404,540
        5,900   GameStop Corp.                                                                    99,238*
       12,550   InterTAN, Inc.                                                                   132,026*
        3,600   Neiman Marcus Group, Inc.                                                        171,180*
       13,515   Oakley, Inc.                                                                     146,638
        7,900   Talbots, Inc.                                                                    259,673
       14,200   The Wet Seal, Inc.                                                               156,058*
        8,300   Ultimate Electronics, Inc.                                                        74,617*
       11,000   ValueVision Media, Inc.                                                          178,750*
        2,650   Zale Corp.                                                                       137,164*
                                                                                         ---------------
                TOTAL RETAIL                                                                   3,004,233
                                                                                         ---------------
                RETAILERS (0.6%)
       17,200   J. Jill Group, Inc.                                                              209,324*
                                                                                         ---------------
                TELECOMMUNICATIONS (1.4%)
       16,400   Andrew Corp.                                                                     214,512*
        9,750   Plantronics, Inc.                                                                271,148*
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                         485,660
                                                                                         ---------------
                TEXTILES, CLOTHING & FABRICS (1.4%)
        2,100   Hartmarx Corp.                                                                     8,988*
       12,200   Russell Corp.                                                                    223,016
       13,800   Warnaco Group, Inc.                                                              240,810*
                                                                                         ---------------
                TOTAL TEXTILES, CLOTHING & FABRICS                                               472,814
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                TRANSPORTATION (1.8%)
        8,300   Atlantic Coast Airlines Holdings, Inc.                                   $        91,881*
        6,300   Covenant Transport, Inc.                                                         120,141*
        5,450   Florida East Coast Industries, Inc.                                              161,974
        7,900   Yellow Corp.                                                                     259,515*
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                             633,511
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $27,413,671) (98.8%)                                34,502,787
                                                                                         ---------------
                CONVERTIBLE PREFERRED STOCK (COST: $303) (0.0%)

                FOODS, HOTELS & RESTAURANTS (0.0%)
          141   Angelo & Maxie's, Inc., $0.225                                                       392
                                                                                         ---------------
                TOTAL EQUITY SECURITIES (COST: $27,413,974) (98.8%)                           34,503,179
                                                                                         ---------------

 PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS (COST: $443,782) (1.3%)
--------------------------------------------------------------------------------------------------------
$     443,782   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                   443,782
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $27,857,756) (100.1%)                                34,946,961
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.1%)                                   (22,849)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $    34,924,112
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Technology Fund

Schedule of Investments

  NUMBER OF
   SHARES       EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                COMMON STOCK
                ADVERTISING (1.1% OF NET ASSETS)
        1,365   DoubleClick, Inc.                                                        $        11,370*
                                                                                         ---------------
                COMMUNICATIONS (0.6%)
          180   UTStarcom, Inc.                                                                    5,670*
                                                                                         ---------------
                COMPUTER SERVICES (19.4%)
          585   BEA Systems, Inc.                                                                  8,131*
          500   CheckFree Corp.                                                                   13,765*
        2,135   Cisco Systems, Inc.                                                               44,792*
          230   Dell, Inc.                                                                         8,308*
           74   Fair Isaac Corp.                                                                   4,720
          535   Network Appliance, Inc.                                                           13,204*
          425   Novellus Systems, Inc.                                                            17,548*
          825   WebEx Communications, Inc.                                                        18,224*
        1,695   Yahoo!, Inc.                                                                      74,071*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                          202,763
                                                                                         ---------------
                COMPUTER SOFTWARE (11.2%)
          530   Adobe Systems, Inc.                                                               23,235
          420   Agile Software Corp.                                                               4,607*
        1,130   Microsoft Corp.                                                                   29,550
          735   Quest Software, Inc.                                                              10,952*
        1,200   Retek, Inc.                                                                       12,036*
          625   Siebel Systems, Inc.                                                               7,869*
          805   Veritas Software Corp.                                                            29,101*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                          117,350
                                                                                         ---------------
                ELECTRICAL EQUIPMENT (3.7%)
        1,235   Applied Materials, Inc.                                                           28,862*
          200   Varian Semiconductor Equipment Associates, Inc.                                    9,670*
                                                                                         ---------------
                TOTAL ELECTRICAL EQUIPMENT                                                        38,532
                                                                                         ---------------
                ELECTRONICS (26.1%)
          505   Altera Corp.                                                                      10,216*
          870   Broadcom Corp.                                                                    27,797*
          325   Cognex Corp.                                                                       8,726
          235   Exar Corp.                                                                         3,781*
          540   GlobespanVirata, Inc.                                                              3,326*
          885   Intel Corp.                                                                       29,249
        1,258   Intersil Corp.                                                                    32,444
          630   Marvell Technology Group, Ltd.                                                    27,638*
        1,275   Maxim Integrated Products, Inc.                                                   63,380
          590   Micrel, Inc.                                                                       9,735*
          315   PMC-Sierra, Inc.                                                                   5,724*
          895   Semtech Corp.                                                                     19,869*
          980   XILINX, Inc.                                                                      31,066*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                                272,951
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES
 OR WARRANTS    EQUITY SECURITIES                                                             VALUE
--------------------------------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE (0.9%)
          440   Macrovision Corp.                                                        $         9,667*
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (8.4%)
        1,016   Cablevision Systems Corp.                                                         20,523*
          730   Cox Radio, Inc.                                                                   16,148*
        1,120   Univision Communications, Inc.                                                    38,024*
          440   Westwood One, Inc.                                                                13,169*
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                            87,864
                                                                                         ---------------
                RETAIL (12.0%)
          500   Amazon.com, Inc.                                                                  27,210*
        1,285   eBay, Inc.                                                                        71,883*
          717   InterActiveCorp.                                                                  26,321*
                                                                                         ---------------
                TOTAL RETAIL                                                                     125,414
                                                                                         ---------------
                TELECOMMUNICATIONS (15.7%)
          420   Advanced Fibre Communications, Inc.                                               10,109*
        1,250   CIENA Corp.                                                                        8,013*
        1,235   EchoStar Communications Corp.                                                     47,325*
          620   Juniper Networks, Inc.                                                            11,154*
          815   Polycom, Inc.                                                                     16,324*
        1,185   Qualcomm, Inc.                                                                    56,288
        1,870   Sprint Corp. (PCS Group)                                                           8,135*
          645   Time Warner Telecom, Inc.                                                          6,676*
                                                                                         ---------------
                TOTAL TELECOMMUNICATIONS                                                         164,024
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $663,827) (99.1%)                                    1,035,605
                                                                                         ---------------
                WARRANTS (COST: $452) (0.3%)

                MEDIA--BROADCASTING & PUBLISHING
           52   InterActiveCorp., Strike Price $13.41, expires 02/04/09                            2,501*
                                                                                         ---------------
                TOTAL EQUITY SECURITIES (COST: $664,279) (99.4%)                               1,038,106
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS (COST: $23,371) (2.2%)
--------------------------------------------------------------------------------------------------------
$      23,371   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                    23,371
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $687,650) (101.6%)                                    1,061,477
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.6%)                                   (16,750)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $     1,044,727
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Value Opportunities Fund

Schedule of Investments

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ADVERTISING (1.8% OF NET ASSETS)
      822,379   Interpublic Group of Companies, Inc.                                     $    12,237,000+
                                                                                         ---------------
                BANKING & FINANCIAL SERVICES (10.2%)
      468,600   Banknorth Group, Inc.                                                         14,676,552
      100,900   Countrywide Financial Corp.                                                   10,606,608+
      476,700   Mellon Financial Corp.                                                        14,239,029
      344,900   North Fork Bancorporation, Inc.                                               13,444,202
      178,450   Silicon Valley Bancshares                                                      6,263,595*+
       13,575   Valley National Bancorp                                                          397,069
      170,300   Zions Bancorp.                                                                10,437,687
                                                                                         ---------------
                TOTAL BANKING & FINANCIAL SERVICES                                            70,064,742
                                                                                         ---------------
                BUILDING MATERIALS (4.5%)
      763,600   Apogent Technologies, Inc.                                                    16,761,020*
      368,900   EMCOR Group, Inc.                                                             13,903,841*+
                                                                                         ---------------
                TOTAL BUILDING MATERIALS                                                      30,664,861
                                                                                         ---------------
                COMMERCIAL SERVICES (1.5%)
      369,600   Reynolds & Reynolds Co., Class A                                              10,038,336
                                                                                         ---------------
                COMPUTER SERVICES (5.6%)
      295,000   Macromedia, Inc.                                                               5,637,450*
      609,400   Maxtor Corp.                                                                   8,330,498*+
      461,100   Symbol Technologies, Inc.                                                      5,759,139
      224,200   Tech Data Corp.                                                                7,380,664*
      740,200   Unisys Corp.                                                                  11,369,472*
                                                                                         ---------------
                TOTAL COMPUTER SERVICES                                                       38,477,223
                                                                                         ---------------
                COMPUTER SOFTWARE (3.6%)
    1,215,482   Aspen Technologies, Inc.                                                       9,723,856*+
    1,065,550   Networks Associates, Inc.                                                     14,843,112*
                                                                                         ---------------
                TOTAL COMPUTER SOFTWARE                                                       24,566,968
                                                                                         ---------------
                COSMETICS & HOUSEHOLD PRODUCTS (1.8%)
      151,100   Estee Lauder Companies, Inc.                                                   5,649,629
      171,300   Rohm and Haas Co.                                                              6,732,090
                                                                                         ---------------
                TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                          12,381,719
                                                                                         ---------------
                ELECTRONICS (19.4%)
    3,535,557   Agere Systems, Inc.                                                           12,303,738*
    1,587,998   Agere Systems, Inc., Class B                                                   5,383,313*
      361,700   Anixter International, Inc.                                                    8,637,396*+
      624,780   Arrow Electronics, Inc.                                                       13,339,053*
      751,000   Celestica, Inc.                                                               10,664,200*
    1,314,800   LSI Logic Corp.                                                               12,148,752*
      233,475   National Semiconductor Corp.                                                   9,486,089*+
      514,300   Tektronix, Inc.                                                               13,202,081
      955,200   Teradyne, Inc.                                                                21,759,456*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                ELECTRONICS (CONTINUED)
    1,013,700   Vishay Intertechnology, Inc.                                             $    19,006,875*+
      227,500   Waters Corp.                                                                   7,150,325*
                                                                                         ---------------
                TOTAL ELECTRONICS                                                            133,081,278
                                                                                         ---------------
                ENERGY & OIL SERVICES (4.0%)
      202,300   Devon Energy Corp.                                                             9,811,550
      288,701   Pride International, Inc.                                                      4,728,922*+
      656,000   Transocean, Inc.                                                              12,588,640*+
                                                                                         ---------------
                TOTAL ENERGY & OIL SERVICES                                                   27,129,112
                                                                                         ---------------
                ENTERTAINMENT & LEISURE (1.6%)
      693,320   Metro-Goldwyn-Mayer, Inc.                                                     11,065,387*+
                                                                                         ---------------
                FOODS, HOTELS & RESTAURANTS (1.3%)
      267,500   Starwood Hotels & Resorts Worldwide, Inc.                                      9,022,775
                                                                                         ---------------
                HEALTHCARE (3.5%)
      406,900   Health Management Associates, Inc.                                             9,012,835
      217,400   Quest Diagnostics, Inc.                                                       14,707,110*
                                                                                         ---------------
                TOTAL HEALTHCARE                                                              23,719,945
                                                                                         ---------------
                HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (3.1%)
      421,600   Leggett & Platt, Inc.                                                          8,807,224
      481,500   Maytag Corp.                                                                  12,230,100
                                                                                         ---------------
                TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                             21,037,324
                                                                                         ---------------
                INSURANCE (1.8%)
      384,300   Health Net, Inc.                                                              12,140,037*
                                                                                         ---------------
                MACHINERY (5.5%)
      229,800   Cooper Cameron Corp.                                                           9,840,036*
      249,300   Dover Corp.                                                                    9,727,686
      283,350   Pall Corp.                                                                     6,630,390
      281,300   York International Corp.                                                      11,178,862
                                                                                         ---------------
                TOTAL MACHINERY                                                               37,376,974
                                                                                         ---------------
                MEDIA--BROADCASTING & PUBLISHING (2.1%)
       86,540   Meredith Corp.                                                                 4,198,921
      672,548   Readers Digest Association, Inc.                                               9,906,632
                                                                                         ---------------
                TOTAL MEDIA--BROADCASTING & PUBLISHING                                        14,105,553
                                                                                         ---------------
                MEDICAL SUPPLIES (3.4%)
      196,200   Beckman Coulter, Inc.                                                          9,741,330+
      769,500   PerkinElmer, Inc.                                                             13,858,695
                                                                                         ---------------
                TOTAL MEDICAL SUPPLIES                                                        23,600,025
                                                                                         ---------------
                METALS (3.6%)
      226,850   Alliant Techsystems, Inc.                                                     11,741,756*
      204,200   Phelps Dodge Corp.                                                            12,607,308*
                                                                                         ---------------
                TOTAL METALS                                                                  24,349,064
                                                                                         ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  NUMBER OF
   SHARES       COMMON STOCK                                                                  VALUE
--------------------------------------------------------------------------------------------------------
                OIL & GAS (0.8%)
      221,600   Ensco International, Inc.                                                $     5,839,160+
                                                                                         ---------------
                PHARMACEUTICALS (1.8%)
      377,300   Charles River Laboratories International, Inc.                                12,164,152*+
                                                                                         ---------------
                RESTAURANTS (1.6%)
      532,400   Darden Restaurants, Inc.                                                      11,153,780+
                                                                                         ---------------
                RETAIL (6.0%)
      779,900   American Eagle Outfitters, Inc.                                               12,470,601*
      810,500   J.C. Penney Co., Inc.                                                         19,168,325
      283,700   Talbots, Inc.                                                                  9,325,219+
                                                                                         ---------------
                TOTAL RETAIL                                                                  40,964,145
                                                                                         ---------------
                TEXTILES, CLOTHING & FABRICS (2.6%)
      526,900   Jones Apparel Group, Inc.                                                     18,178,050
                                                                                         ---------------
                TRANSPORTATION (2.8%)
      260,900   Carnival Corp.                                                                 9,108,019
      530,100   Southwest Airlines, Inc.                                                      10,283,940+
                                                                                         ---------------
                TOTAL TRANSPORTATION                                                          19,391,959
                                                                                         ---------------
                TOTAL COMMON STOCK (COST: $553,236,126) (93.9%)                              642,749,569
                                                                                         ---------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------
$   3,467,695   Bank of Montreal, 1.04%, due 11/14/03                                          3,467,695**
    6,832,298   Bank of Nova Scotia, 0.98%, due 11/03/03                                       6,832,298**
    3,416,149   Bank of Nova Scotia, 1.06%, due 11/10/03                                       3,416,149**
    3,416,149   Bank of Nova Scotia, 1.06%, due 11/12/03                                       3,416,149**
    3,416,147   Bank of Scotland, 1.04%, due 11/14/03                                          3,416,147**
    2,562,112   Bank of the West, 1.075%, due 01/14/04                                         2,562,112**
    1,708,074   Bear Stearns & Co., 1.198%, due 06/10/04                                       1,708,074**
   10,248,446   BlackRock Tempcash Fund, 0.996%, due 11/03/03                                 10,248,446**
    3,416,149   BNP Paribas, 1.05%, due 12/10/03                                               3,416,149**
    6,832,298   Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                       6,832,298**
      854,037   Citigroup, Inc., 1.06%, due 11/04/03                                             854,037**
    3,416,149   Citigroup, Inc., 1.07%, due 11/26/03                                           3,416,149**
    1,708,074   Citigroup, Inc., 1.09%, due 12/04/03                                           1,708,074**
      854,037   Comerica Bank, 1.1%, due 11/19/03                                                854,037**
   11,102,484   Credit Agricole Indosuez, 1.02%, due 11/06/03                                 11,102,484**
    2,562,112   Credit Suisse First Boston Corp., 1.09%, due 09/08/04                          2,562,112**
    1,024,845   Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                         1,024,845**
      683,230   Falcon Asset Securitization Corp., 1.051%, due 12/01/03                          683,230**
    2,548,030   Galaxy Funding, 1.062%, due 11/06/03                                           2,548,030**
   35,653,665   Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03                35,653,665
    1,708,074   Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                            1,708,074**
   19,642,856   Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                        19,642,856**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
--------------------------------------------------------------------------------------------------------
$     854,037   Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03           $       854,037**
    2,562,112   Royal Bank of Canada, 1.04%, due 11/24/03                                      2,562,112**
    3,416,149   Royal Bank of Scotland, 1.03%, due 11/07/03                                    3,416,149**
    2,553,892   Sheffiled Receivables Corp., 1.051%, due 11/24/03                              2,553,892**
      854,037   Toronto Dominion Bank, 1.1%, due 01/08/04                                        854,037**
                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS (COST: $137,313,337) (20.1%)                    137,313,337
                                                                                         ---------------
                TOTAL INVESTMENTS (COST: $690,549,463) (114.0%)                              780,062,906
                LIABILITIES IN EXCESS OF OTHER ASSETS (- 14.0%)                              (95,648,179)
                                                                                         ---------------
                NET ASSETS (100.0%)                                                      $   684,414,727
                                                                                         ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 5).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities                            October 31, 2003

                                                             TCW GALILEO
                                                             AGGRESSIVE         TCW GALILEO        TCW GALILEO
                                                               GROWTH           CONVERTIBLE        DIVERSIFIED
                                                              EQUITIES          SECURITIES           VALUE
                                                                FUND               FUND               FUND
                                                           ---------------    ---------------    ---------------
                                                                        DOLLAR AMOUNTS IN THOUSANDS
                                                                        (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $       163,373    $        41,133    $         7,709
   Receivables for Securities Sold                                   6,579                798                 27
   Receivables for Fund Shares Sold                                    341                 14                 10
   Interest and Dividends Receivable                                    16                201                  8
                                                           ---------------    ---------------    ---------------
     Total Assets                                                  170,309             42,146              7,754
                                                           ---------------    ---------------    ---------------
LIABILITIES
   Payables for Securities Purchased                                 3,535                135                 --
   Payables for Fund Shares Redeemed                                   558              4,355                 --
   Payables Upon Return of Securities Loaned                        25,072              2,897                 --
   Accrued Management Fees                                             125                 37                 --
   Other Accrued Expenses                                              119                 64                 25
                                                           ---------------    ---------------    ---------------
     Total Liabilities                                              29,409              7,488                 25
                                                           ---------------    ---------------    ---------------
NET ASSETS                                                 $       140,900    $        34,658    $         7,729
                                                           ===============    ===============    ===============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $       187,125    $        49,275    $         7,227
   Undistributed Net Realized (Loss) on Investments                (94,617)           (18,325)              (669)
   Unrealized Appreciation on Investments                           58,351              4,080              1,170
   Undistributed Net Investment Income (Loss)                       (9,959)              (372)                 1
                                                           ---------------    ---------------    ---------------
NET ASSETS                                                 $       140,900    $        34,658    $         7,729
                                                           ===============    ===============    ===============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                          $        93,689    $        34,658    $            --
                                                           ===============    ===============    ===============
   N Class Shares                                          $        47,211    $            --    $         7,729
                                                           ===============    ===============    ===============
   K Class Shares                                          $            --(2) $            --    $            --
                                                           ===============    ===============    ===============
CAPITAL SHARES OUTSTANDING:
   I Class                                                       8,110,344          4,172,235                 --
                                                           ===============    ===============    ===============
   N Class                                                       4,158,996                 --            728,420
                                                           ===============    ===============    ===============
   K Class                                                              13                 --                 --
                                                           ===============    ===============    ===============
NET ASSET VALUE PER SHARE:
   I Class                                                 $         11.55    $          8.31    $            --
                                                           ===============    ===============    ===============
   N Class                                                 $         11.35    $            --    $         10.61
                                                           ===============    ===============    ===============
   K Class                                                 $         11.55    $            --    $            --
                                                           ===============    ===============    ===============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND AND THE TCW GALILEO DIVERSIFIED VALUE FUND AT OCTOBER 31, 2003 WAS $105,022, $37,053 AND $6,539,
     RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                             TCW GALILEO
                                                               FOCUSED         TCW GALILEO
                                                              LARGE CAP           GROWTH           TCW GALILEO
                                                                VALUE            INSIGHTS        INCOME + GROWTH
                                                                FUND               FUND                FUND
                                                           ---------------    ---------------    ---------------
                                                                         DOLLAR AMOUNTS IN THOUSANDS
                                                                         (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $         1,016    $         1,818    $        35,553
   Receivable for Securities Sold                                       --                 10                 --
   Receivable for Fund Shares Sold                                      --                 --                  3
   Interest and Dividends Receivable                                     1                  1                 56
                                                           ---------------    ---------------    ---------------
     Total Assets                                                    1,017              1,829             35,612
                                                           ---------------    ---------------    ---------------
LIABILITIES
   Payables for Securities Purchased                                     8                 11                 --
   Payable Upon Return of Securities Loaned                             --                 --              3,599
   Accrued Management Fees                                              --                 --                  7
   Other Accrued Expenses                                               13                 14                 57
                                                           ---------------    ---------------    ---------------
     Total Liabilities                                                  21                 25              3,663
                                                           ---------------    ---------------    ---------------
NET ASSETS                                                 $           996    $         1,804    $        31,949
                                                           ===============    ===============    ===============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $         1,047    $         3,525    $        21,793
   Undistributed Net Realized Gain (Loss) on Investments              (196)            (1,978)             2,546
   Unrealized Appreciation on Investments                              149                355              7,584
   Undistributed Net Investment Income (Loss)                           (4)               (98)                26
                                                           ---------------    ---------------    ---------------
NET ASSETS                                                 $           996    $         1,804    $        31,949
                                                           ===============    ===============    ===============
NET ASSETS ATTRIBUTABLE TO:
   N Class Shares                                          $           996    $         1,804    $        31,949
                                                           ===============    ===============    ===============
CAPITAL SHARES OUTSTANDING:
   N Class                                                         104,772            290,493          3,156,863
                                                           ===============    ===============    ===============
NET ASSET VALUE PER SHARE:
   N Class                                                 $          9.51    $          6.21    $         10.12
                                                           ===============    ===============    ===============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND, THE TCW GALILEO GROWTH INSIGHTS FUND AND THE TCW GALILEO INCOME + GROWTH FUND AT OCTOBER 31, 2003 WAS $867, $1,463 AND $27,969, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            TCW GALILEO        TCW GALILEO                          TCW GALILEO
                                                             LARGE CAP          LARGE CAP        TCW GALILEO          SELECT
                                                              GROWTH             VALUE           OPPORTUNITY         EQUITIES
                                                               FUND               FUND               FUND              FUND
                                                          --------------     --------------     --------------     --------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
                                                                                  (EXCEPT PER SHARE AMOUNTS)
ASSETS
Investments, at Value (1)                                 $        4,683     $      118,930     $       56,039     $    2,971,432
   Receivables for Securities Sold                                    26                 --                285                 --
   Receivables for Fund Shares Sold                                    2                 34                297             11,776
   Interest and Dividends Receivable                                   4                 81                 33                278
                                                          --------------     --------------     --------------     --------------
     Total Assets                                                  4,715            119,045             56,654          2,983,486
                                                          --------------     --------------     --------------     --------------
LIABILITIES
   Payables for Securities Purchased                                  --                 --                193              1,263
   Payables for Fund Shares Redeemed                                  --                  6                 34              2,736
   Payables Upon Return of Securities Loaned                         186              7,251              8,856            276,584
   Accrued Management Fees                                            --                 55                 40              1,653
   Other Accrued Expenses                                             38                 86                 72              1,010
                                                          --------------     --------------     --------------     --------------
     Total Liabilities                                               224              7,398              9,195            283,246
                                                          --------------     --------------     --------------     --------------
NET ASSETS                                                $        4,491     $      111,647     $       47,459     $    2,700,240
                                                          ==============     ==============     ==============     ==============
NET ASSETS CONSIST OF:
   Paid-in Capital                                        $       10,758     $      125,046     $       38,240     $    2,617,637
   Undistributed Net Realized (Loss) on Investments               (6,893)           (31,928)            (1,420)          (340,932)
   Unrealized Appreciation on Investments                          1,108             18,228             10,950            451,233
   Undistributed Net Investment Income (Loss)                       (482)               301               (311)           (27,698)
                                                          --------------     --------------     --------------     --------------
NET ASSETS                                                $        4,491     $      111,647     $       47,459     $    2,700,240
                                                          ==============     ==============     ==============     ==============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                         $        4,071     $      107,731     $       23,417     $    1,946,180
                                                          ==============     ==============     ==============     ==============
   N Class Shares                                         $          420     $        3,916     $       24,042     $      754,060
                                                          ==============     ==============     ==============     ==============
   K Class Shares                                         $           --     $           --(2)  $           --(2)  $           --(2)
                                                          ==============     ==============     ==============     ==============
CAPITAL SHARES OUTSTANDING:
   I Class                                                       490,293          8,911,300          1,952,033        114,447,881
                                                          ==============     ==============     ==============     ==============
   N Class                                                        50,853            324,946          2,010,901         45,023,456
                                                          ==============     ==============     ==============     ==============
   K Class                                                            --                 10                 11                  6
                                                          ==============     ==============     ==============     ==============
NET ASSET VALUE PER SHARE:
   I Class                                                $         8.30     $        12.09     $        12.00     $        17.00
                                                          ==============     ==============     ==============     ==============
   N Class                                                $         8.26     $        12.05     $        11.96     $        16.75
                                                          ==============     ==============     ==============     ==============
   K Class                                                $           --     $        12.09     $        12.00     $        17.01
                                                          ==============     ==============     ==============     ==============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT OCTOBER 31, 2003 WAS $3,575, $100,702, $45,089 AND $2,520,199, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO         TCW GALILEO                          TCW GALILEO
                                                            SMALL CAP           SMALL CAP         TCW GALILEO          VALUE
                                                              GROWTH             VALUE            TECHNOLOGY       OPPORTUNITIES
                                                               FUND               FUND               FUND               FUND
                                                          --------------     --------------     --------------     --------------
                                                                                 DOLLAR AMOUNTS IN THOUSANDS
                                                                                 (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                              $      218,637     $       34,947     $        1,062     $      780,063
   Receivables for Securities Sold                                   774                212                 --              3,737
   Receivables for Fund Shares Sold                                  384                 31                 --              4,980
   Interest and Dividends Receivable                                  14                 10                 --                511
                                                          --------------     --------------     --------------     --------------
     Total Assets                                                219,809             35,200              1,062            789,291
                                                          --------------     --------------     --------------     --------------
LIABILITIES
   Payables for Securities Purchased                               2,414                193                 --              2,098
   Payables for Fund Shares Redeemed                                 662                 --                 --                362
   Payables Upon Return of Securities Loaned                      36,774                 --                 --            101,660
   Accrued Management Fees                                           165                 25                 --                443
   Other Accrued Expenses                                            177                 58                 17                313
                                                          --------------     --------------     --------------     --------------
     Total Liabilities                                            40,192                276                 17            104,876
                                                          --------------     --------------     --------------     --------------
NET ASSETS                                                $      179,617     $       34,924     $        1,045     $      684,415
                                                          ==============     ==============     ==============     ==============
NET ASSETS CONSIST OF:
   Paid-in Capital                                        $      324,479     $       28,236     $        1,827     $      643,524
   Undistributed Net Realized Gain (Loss) on Investments        (189,825)                59             (1,113)           (44,407)
   Unrealized Appreciation on Investments                         60,138              7,089                374             89,513
   Undistributed Net Investment (Loss)                           (15,175)              (460)               (43)            (4,215)
                                                          --------------     --------------     --------------     --------------
NET ASSETS                                                $      179,617     $       34,924     $        1,045     $      684,415
                                                          ==============     ==============     ==============     ==============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                         $       97,783     $       34,924     $           --     $      546,620
                                                          ==============     ==============     ==============     ==============
   N Class Shares                                         $       81,834     $           --(2)  $        1,045     $      137,795
                                                          ==============     ==============     ==============     ==============
   K Class Shares                                         $           --(2)  $           --(2)  $           --     $           --(2)
                                                          ==============     ==============     ==============     ==============
CAPITAL SHARES OUTSTANDING:
   I Class                                                     6,635,307          2,529,872                 --         28,365,174
                                                          ==============     ==============     ==============     ==============
   N Class                                                     5,633,192                  7            312,597          7,211,767
                                                          ==============     ==============     ==============     ==============
   K Class                                                            10                 12                 --                  8
                                                          ==============     ==============     ==============     ==============
NET ASSET VALUE PER SHARE:
   I Class                                                $        14.74     $        13.80     $           --     $        19.27
                                                          ==============     ==============     ==============     ==============
   N Class                                                $        14.53     $        13.80     $         3.34     $        19.11
                                                          ==============     ==============     ==============     ==============
   K Class                                                $        14.74     $        13.80     $           --     $        19.27
                                                          ==============     ==============     ==============     ==============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO SMALL CAP VALUE FUND, THE TCW GALILEO TECHNOLOGY FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT OCTOBER 31, 2003 WAS $158,499, $27,858, $688 AND $690,550, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations                      Year Ended October 31, 2003

                                                             TCW GALILEO
                                                             AGGRESSIVE       TCW GALILEO      TCW GALILEO
                                                               GROWTH         CONVERTIBLE      DIVERSIFIED
                                                              EQUITIES         SECURITIES         VALUE
                                                                FUND              FUND             FUND
                                                            -------------    -------------   ---------------
                                                                      DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                            $         159    $       1,712   $            85
   Interest                                                            33            1,505                 1
                                                            -------------    -------------   ---------------
     Total                                                            192            3,217                86
                                                            -------------    -------------   ---------------
EXPENSES:
   Management Fees                                                  1,195              477                44
   Accounting Service Fees                                             39               18                 2
   Administration Fees                                                 56               29                 2
   Transfer Agent Fees:
     I Class                                                           35               28                --
     N Class                                                           69               --                18
   Custodian Fees                                                      16               16                 8
   Professional Fees                                                   35               29                11
   Directors' Fees & Expenses                                          16               16                16
   Registration Fees:
     I Class                                                           19               17                --
     N Class                                                           11               --                15
   Distribution Fees:
     N Class                                                           99               --                15
   Other                                                               62               28                11
                                                            -------------    -------------   ---------------
     Total                                                          1,652              658               142
     Less Expenses Borne by Investment Advisor:
       N Class                                                         --               --                64
                                                            -------------    -------------   ---------------
       Net Expenses                                                 1,652              658                78
                                                            -------------    -------------   ---------------
   Net Investment Income (Loss)                                    (1,460)           2,559                 8
                                                            -------------    -------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                        (11,017)           4,187                28
   Change in Unrealized Appreciation on Investments                57,832            8,826             1,537
                                                            -------------    -------------   ---------------
   Net Realized and Unrealized Gain (Loss) on Investments          46,815           13,013             1,565
                                                            -------------    -------------   ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $      45,355    $      15,572   $         1,573
                                                            =============    =============   ===============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO CONVERTIBLE SECURITIES FUND WAS $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                             TCW GALILEO
                                                               FOCUSED        TCW GALILEO
                                                              LARGE CAP         GROWTH         TCW GALILEO
                                                                VALUE          INSIGHTS      INCOME + GROWTH
                                                                FUND             FUND             FUND
                                                            -------------    -------------   ---------------
                                                                     DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends(1)                                             $          12    $           7   $           697
   Interest                                                            --                1                11
                                                            -------------    -------------   ---------------
     Total                                                             12                8               708
                                                            -------------    -------------   ---------------
EXPENSES:
   Management Fees                                                      6               15               210
   Accounting Service Fees                                             --               --                 8
   Administration Fees                                                 --                1                10
   Transfer Agent Fees:
     N Class                                                            8                8                39
   Custodian Fees                                                      12                5                 6
   Professional Fees                                                   12               10                29
   Directors' Fees & Expenses                                          16               16                16
   Registration Fees:
     N Class                                                           --               --                16
   Distribution Fees:
     N Class                                                            2                4                70
   Other                                                                6                7                21
                                                            -------------    -------------   ---------------
     Total                                                             62               66               425
     Less Expenses Borne by Investment Advisor:
       N Class                                                         50               37                35
                                                            -------------    -------------   ---------------
       Net Expenses                                                    12               29               390
                                                            -------------    -------------   ---------------
   Net Investment Income (Loss)                                        --              (21)              318
                                                            -------------    -------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                            (66)            (220)            2,810
   Change in Unrealized Appreciation on Investments                   278              669             3,941
                                                            -------------    -------------   ---------------
   Net Realized and Unrealized Gain (Loss) on Investments             212              449             6,751
                                                            -------------    -------------   ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $         212    $         428   $         7,069
                                                            =============    =============   ===============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO INCOME + GROWTH FUND WAS $3.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                              TCW GALILEO      TCW GALILEO                          TCW GALILEO
                                                              LARGE CAP         LARGE CAP         TCW GALILEO         SELECT
                                                                GROWTH            VALUE          OPPORTUNITY         EQUITIES
                                                                 FUND              FUND              FUND              FUND
                                                            --------------    --------------    --------------    --------------
                                                                                DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                            $           70    $        1,536    $          351    $        5,408
   Interest                                                              3                 7                33               342
                                                            --------------    --------------    --------------    --------------
     Total                                                              73             1,543               384             5,750
                                                            --------------    --------------    --------------    --------------
EXPENSES:
   Management Fees                                                      35               555               347            13,180
   Accounting Service Fees                                               7                35                16               511
   Administration Fees                                                   8                53                19               659
   Transfer Agent Fees:
     I Class                                                            28                30                17               191
     N Class                                                            32                34                49               485
     K Class                                                            --                --                --                 9
   Custodian Fees                                                       16                18                18                38
   Professional Fees                                                    30                35                33               105
   Directors' Fees & Expenses                                           16                16                16                16
   Registration Fees:
     I Class                                                            15                17                16                62
     N Class                                                            10                10                11                44
   Distribution Fees:
     N Class                                                             2                 8                51             1,136
   Other                                                                10                43                26               847
                                                            --------------    --------------    --------------    --------------
     Total                                                             209               854               619            17,283
     Less Expenses Borne by Investment Advisor:
          I Class                                                       62                --                --                --
          N Class                                                       47                32                58                --
          K Class                                                       --                --                --                 9
                                                            --------------    --------------    --------------    --------------
          Net Expenses                                                 100               822               561            17,274
                                                            --------------    --------------    --------------    --------------
   Net Investment Income (Loss)                                        (27)              721              (177)          (11,524)
                                                            --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                            (669)          (12,107)            1,126          (276,859)
   Change in Unrealized Appreciation on Investments                  1,787            30,087            11,850           976,588
                                                            --------------    --------------    --------------    --------------
   Net Realized and Unrealized Gain (Loss) on Investments            1,118            17,980            12,976           699,729
                                                            --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $        1,091    $       18,701    $       12,799    $      688,205
                                                            ==============    ==============    ==============    ==============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO OPPORTUNITY FUND WAS $4.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                              TCW GALILEO       TCW GALILEO                        TCW GALILEO
                                                               SMALL CAP         SMALL CAP       TCW GALILEO           VALUE
                                                                GROWTH             VALUE          TECHNOLOGY       OPPORTUNITIES
                                                                 FUND              FUND             FUND               FUND
                                                            --------------    --------------    --------------    --------------
                                                                                DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                                $           53    $          110    $            1    $        3,171
   Interest                                                            136                 2                --               126
                                                            --------------    --------------    --------------    --------------
     Total                                                             189               112                 1             3,297
                                                            --------------    --------------    --------------    --------------
EXPENSES:
   Management Fees                                                   1,425               249                 8             3,539
   Accounting Service Fees                                              47                 7                --               123
   Administration Fees                                                  71                 8                --               182
   Transfer Agent Fees:
     I Class                                                            33                15                --               138
     N Class                                                           135                 9                32               115
   Custodian Fees                                                       37                34                 8                20
   Professional Fees                                                    37                41                29                52
   Directors' Fees & Expenses                                           16                16                16                16
   Registration Fees:
     I Class                                                            18                18                --                34
     N Class                                                            11                --                 9                14
   Distribution Fees:
     N Class                                                           171                --                 2               244
   Other                                                                82                21                 7               200
                                                            --------------    --------------    --------------    --------------
     Total                                                           2,083               418               111             4,677
     Less Expenses Borne by Investment Advisor:
        I Class                                                         --                 9                --                --
        N Class                                                         --                 9                94                --
                                                            --------------    --------------    --------------    --------------
        Net Expenses                                                 2,083               400                17             4,677
                                                            --------------    --------------    --------------    --------------
   Net Investment (Loss)                                            (1,894)             (288)              (16)           (1,380)
                                                            --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                         (30,308)            1,004               (40)          (14,594)
   Change in Unrealized Appreciation on Investments                 90,215            11,485               450           189,809
                                                            --------------    --------------    --------------    --------------
   Net Realized and Unrealized Gain (Loss) on Investments           59,907            12,489               410           175,215
                                                            --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $       58,013    $       12,201    $          394    $      173,835
                                                            ==============    ==============    ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                                 TCW GALILEO                TCW GALILEO
                                                                              AGGRESSIVE GROWTH             CONVERTIBLE
                                                                                 EQUITIES FUND            SECURITIES FUND
                                                                          ------------------------    ------------------------
                                                                                 YEAR ENDED                 YEAR ENDED
                                                                                 OCTOBER 31,                OCTOBER 31,
                                                                          ------------------------    ------------------------
                                                                             2003          2002          2003          2002
                                                                          ----------    ----------    ----------    ----------
                                                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                                           $   (1,460)   $   (1,265)   $    2,559    $    2,322
   Net Realized Gain (Loss) on Investments                                   (11,017)      (39,742)        4,187        (8,470)
   Change in Unrealized Appreciation (Depreciation) on Investments            57,832        14,000         8,826          (360)
                                                                          ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets Resulting from Operations                45,355       (27,007)       15,572        (6,508)
                                                                          ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                                      --            --        (2,948)       (2,173)
                                                                          ----------    ----------    ----------    ----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                                     3,937       (11,186)      (24,783)        4,110
   N Class                                                                     7,837         7,248            --            --
   K Class                                                                        --(1)         --            --            --
                                                                          ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                       11,774        (3,938)      (24,783)        4,110
                                                                          ----------    ----------    ----------    ----------
   Increase (Decrease) in Net Assets                                          57,129       (30,945)      (12,159)       (4,571)
NET ASSETS
   Beginning of Year                                                          83,771       114,716        46,817        51,388
                                                                          ----------    ----------    ----------    ----------
   End of Year                                                            $  140,900    $   83,771    $   34,658    $   46,817
                                                                          ==========    ==========    ==========    ==========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                                               TCW GALILEO
                                                                       TCW GALILEO                               FOCUSED
                                                                       DIVERSIFIED                              LARGE CAP
                                                                       VALUE FUND                               VALUE FUND
                                                     ------------------------------------------------      -------------------
                                                                                                               YEAR ENDED
                                                     YEAR ENDED      DECEMBER 1, 2001      YEAR ENDED          OCTOBER 31,
                                                     OCTOBER 31,         THROUGH          NOVEMBER 30,     -------------------
                                                        2003         OCTOBER 31, 2002         2001           2003       2002
                                                     ------------   ------------------   ------------      --------   --------
                                                                               DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                             $          8   $               33   $         11      $     --   $      1
   Net Realized Gain (Loss) on Investments                     28                 (210)           179           (66)       (91)
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                         1,537                 (745)          (185)          278        (45)
                                                     ------------   ------------------   ------------      --------   --------
   Increase (Decrease) in Net Assets Resulting from
     Operations                                             1,573                 (922)             5           212       (135)
                                                     ------------   ------------------   ------------      --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                                  (38)                  (5)           (15)(1)        (2)        --
                                                     ------------   ------------------   ------------      --------   --------
NET CAPITAL SHARE TRANSACTIONS
     N Class                                                2,306                 (453)        (1,261)(1)         2         --
                                                     ------------   ------------------   ------------      --------   --------
   Increase (Decrease) in Net Assets                        3,841               (1,380)        (1,271)          212       (135)
NET ASSETS
   Beginning of Year                                        3,888                5,268          6,539           784        919
                                                     ------------   ------------------   ------------      --------   --------
   End of Year                                       $      7,729   $            3,888   $      5,268      $    996   $    784
                                                     ============   ==================   ============      ========   ========

(1) AMOUNT REPRESENTS THE TOTAL OF A, B AND I CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         TCW GALILEO                          TCW GALILEO
                                                           GROWTH                          INCOME + GROWTH
                                                        INSIGHTS FUND                            FUND
                                                     -------------------   ------------------------------------------------
                                                         YEAR ENDED
                                                         OCTOBER 31,        YEAR ENDED     DECEMBER 1, 2001      YEAR ENDED
                                                     -------------------    OCTOBER 31,        THROUGH          NOVEMBER 30,
                                                       2003       2002         2003        OCTOBER 31, 2002       2001
                                                     --------   --------   ------------   ------------------   ------------
                                                                             DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                      $    (21)  $    (48)  $        318   $              346   $        365
   Net Realized Gain (Loss) on Investments               (220)    (1,064)         2,810                3,944            726
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                       669        359          3,941               (7,725)         1,262
                                                     --------   --------   ------------   ------------------   ------------
   Increase (Decrease) in Net Assets Resulting from
     Operations                                           428       (753)         7,069               (3,435)         2,353
                                                     --------   --------   ------------   ------------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     N Class                                               --         --           (372)                (335)          (422)(1)
   Distributions from Net Realized Gain:
     N Class                                               --         --         (2,684)              (1,513)        (1,182)(1)
                                                     --------   --------   ------------   ------------------   ------------
   Total Distributions to Shareholders                     --         --         (3,056)              (1,848)        (1,604)
                                                     --------   --------   ------------   ------------------   ------------
NET CAPITAL SHARE TRANSACTIONS
     N Class                                             (577)      (309)         1,218               (5,025)        (1,065)(1)
                                                     --------   --------   ------------   ------------------   ------------
   Increase (Decrease) in Net Assets                     (149)    (1,062)         5,231              (10,308)          (316)
NET ASSETS
   Beginning of Year                                    1,953      3,015         26,718               37,026         37,342
                                                     --------   --------   ------------   ------------------   ------------
   End of Year                                       $  1,804   $  1,953   $     31,949   $           26,718   $     37,026
                                                     ========   ========   ============   ==================   ============

(1) AMOUNT REPRESENTS THE TOTAL OF A, B AND I CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              TCW GALILEO             TCW GALILEO
                                                                               LARGE CAP               LARGE CAP
                                                                              GROWTH FUND              VALUE FUND
                                                                         ---------------------   ----------------------
                                                                               YEAR ENDED              YEAR ENDED
                                                                               OCTOBER 31,             OCTOBER 31,
                                                                         ---------------------   ----------------------
                                                                           2003         2002        2003        2002
                                                                         ---------   ---------   ---------    ---------
                                                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                                          $     (27)  $     (53)  $     721    $   1,083
   Net Realized (Loss) on Investments                                         (669)       (592)    (12,107)     (13,301)
   Change in Unrealized Appreciation (Depreciation) on Investments           1,787      (1,245)     30,087       (1,418)
                                                                         ---------   ---------   ---------    ---------
   Increase (Decrease) in Net Assets Resulting from Operations               1,091      (1,890)     18,701      (13,636)
                                                                         ---------   ---------   ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                                    --          --      (1,185)        (979)
     N Class                                                                    --          --         (13)          --
                                                                         ---------   ---------   ---------    ---------
   Total Distributions to Shareholders                                          --          --      (1,198)        (979)
                                                                         ---------   ---------   ---------    ---------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                                (3,914)     (3,907)    (21,750)     (10,502)
     N Class                                                                   (28)          1         293          662
     K Class                                                                    --          --          --(1)        --
                                                                         ---------   ---------   ---------    ---------
   (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                     (3,942)     (3,906)    (21,457)      (9,840)
                                                                         ---------   ---------   ---------    ---------
   (Decrease) in Net Assets                                                 (2,851)     (5,796)     (3,954)     (24,455)
NET ASSETS
   Beginning of Year                                                         7,342      13,138     115,601      140,056
                                                                         ---------   ---------   ---------    ---------
   End of Year                                                           $   4,491   $   7,342   $ 111,647    $ 115,601
                                                                         =========   =========   =========    =========

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                              TCW GALILEO                                 TCW GALILEO
                                                              OPPORTUNITY                               SELECT EQUITIES
                                                                  FUND                                       FUND
                                            --------------------------------------------------      -------------------------
                                                YEAR         DECEMBER 1, 2001        YEAR                   YEAR ENDED
                                               ENDED              THROUGH            ENDED                  OCTOBER 31,
                                             OCTOBER 31,        OCTOBER 31,       NOVEMBER 30,      -------------------------
                                                2003               2002               2001             2003          2002
                                            ------------     ----------------     ------------      -----------   -----------
                                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                    $       (177)    $           (134)    $       (247)     $   (11,524)  $    (8,345)
   Net Realized Gain (Loss) on Investments         1,126                 (832)           3,609         (276,859)      (15,668)
   Change in Unrealized Appreciation
     (Depreciation) on Investments                11,850               (4,022)           1,539          976,588      (318,854)
                                            ------------     ----------------     ------------      -----------   -----------
   Increase (Decrease) in Net Assets
     Resulting from Operations                    12,799               (4,988)           4,901          688,205      (342,867)
                                            ------------     ----------------     ------------      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                          --                 (560)            (273)(2)           --            --
     N Class                                          --               (1,518)            (785)(3)           --            --
                                            ------------     ----------------     ------------      -----------   -----------
   Total Distributions to Shareholders                --               (2,078)          (1,058)              --            --
                                            ------------     ----------------     ------------      -----------   -----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                       2,080                8,078              343(2)       457,683       454,888
     N Class                                      (2,121)              (1,303)          (2,054)(3)      289,167       173,889
     K Class                                          --(1)                --(1)            --               --            --
                                            ------------     ----------------     ------------      -----------   -----------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital Share
     Transactions                                    (41)               6,775           (1,711)         746,850       628,777
                                            ------------     ----------------     ------------      -----------   -----------
   Increase (Decrease) in Net Assets              12,758                 (291)           2,132        1,435,055       285,910
NET ASSETS
   Beginning of Year                              34,701               34,992           32,860        1,265,185       979,275
                                            ------------     ----------------     ------------      -----------   -----------
   End of Year                              $     47,459     $         34,701     $     34,992      $ 2,700,240   $ 1,265,185
                                            ============     ================     ============      ===========   ===========

(1)  AMOUNT ROUNDS TO LESS THAN $1.
(2)  AMOUNT REPRESENTS THE I CLASS OF THE FORMER COWEN FUND. SEE NOTE 1.
(3) AMOUNT REPRESENTS THE TOTAL OF A AND B CLASSES OF THE FORMER COWEN FUND. SEE NOTE 1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           TCW GALILEO                   TCW GALILEO
                                                                            SMALL CAP                     SMALL CAP
                                                                           GROWTH FUND                   VALUE FUND
                                                                     -------------------------     -------------------------
                                                                           YEAR ENDED                    YEAR ENDED
                                                                           OCTOBER 31,                   OCTOBER 31,
                                                                     -------------------------     -------------------------
                                                                        2003           2002           2003           2002
                                                                     ----------     ----------     ----------     ----------
                                                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                             $   (1,894)    $   (2,360)    $     (288)    $     (152)
   Net Realized Gain (Loss) on Investments                              (30,308)       (83,472)         1,004           (926)
   Change in Unrealized Appreciation (Depreciation) on Investments       90,215         16,268         11,485         (4,111)
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets Resulting from Operations           58,013        (69,564)        12,201         (5,189)
                                                                     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                                 --             --             --            (21)
                                                                     ----------     ----------     ----------     ----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                             (4,195)       (31,674)        11,035         12,724
     N Class                                                              1,781          9,375             --             --(1)
     K Class                                                                 --(1)          --             --(1)          --
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                  (2,414)       (22,299)        11,035         12,724
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets                                     55,599        (91,863)        23,236          7,514
NET ASSETS
   Beginning of Year                                                    124,018        215,881         11,688          4,174
                                                                     ----------     ----------     ----------     ----------
   End of Year                                                       $  179,617     $  124,018     $   34,924     $   11,688
                                                                     ==========     ==========     ==========     ==========

(1)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            TCW GALILEO                TCW GALILEO VALUE
                                                                            TECHNOLOGY                   OPPORTUNITIES
                                                                               FUND                           FUND
                                                                     -------------------------     -------------------------
                                                                            YEAR ENDED                    YEAR ENDED
                                                                            OCTOBER 31,                   OCTOBER 31,
                                                                     -------------------------     -------------------------
                                                                        2003           2002           2003           2002
                                                                     ----------     ----------     ----------     ----------
                                                                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                             $      (16)    $      (16)    $   (1,380)    $   (2,512)
   Net Realized (Loss) on Investments                                       (40)          (590)       (14,594)       (32,415)
   Change in Unrealized Appreciation (Depreciation) on Investments          450            300        189,809       (110,697)
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets Resulting from Operations              394           (306)       173,835       (145,624)
                                                                     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                                 --             --             --         (4,337)
     N Class                                                                 --             --             --         (1,058)
                                                                     ----------     ----------     ----------     ----------
   Total Distributions to Shareholders                                       --             --             --         (5,395)
                                                                     ----------     ----------     ----------     ----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                                 --             --        135,783         40,311
     N Class                                                                (26)            84         17,616         63,602
     K Class                                                                 --             --             --(1)          --
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                     (26)            84        153,399        103,913
                                                                     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets                                        368           (222)       327,234        (47,106)
NET ASSETS
   Beginning of Year                                                        677            899        357,181        404,287
                                                                     ----------     ----------     ----------     ----------
   End of Year                                                       $    1,045     $      677     $  684,415     $  357,181
                                                                     ==========     ==========     ==========     ==========

(1) AMOUNT ROUNDS TO LESS THAN $1.

SEE  ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Notes to Financial Statements                                   October 31, 2003

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this book.

TCW GALILEO FUND                                   INVESTMENT OBJECTIVE
-----------------------------------------------    -------------------------------------------------
CONVERTIBLE SECURITIES FUND

TCW Galileo Convertible Securities Fund            Seeks high total return from current income and
                                                   capital appreciation by investing in convertible
                                                   securities.

NON-DIVERSIFIED U.S. EQUITY FUNDS

TCW Galileo Aggressive Growth Equities Fund        Seeks long-term capital appreciation by investing
                                                   in equity securities of companies that appear to
                                                   offer above average growth prospects.

TCW Galileo Focused Large Cap Value Fund           Seeks long-term capital appreciation by investing
                                                   in equity securities of 20-50 large
                                                   capitalization value companies.

TCW Galileo Growth Insights Fund                   Seeks long-term capital appreciation by investing
                                                   in equity securities issued by companies that are
                                                   believed to have superior growth prospects.

TCW Galileo Large Cap Growth Fund                  Seeks long-term capital appreciation by investing
                                                   in equity securities of large capitalization U.S.
                                                   companies with above average earnings prospects.

TCW Galileo Large Cap Value Fund                   Seeks long-term capital appreciation by investing
                                                   in equity securities of large capitalization value
                                                   companies.

TCW Galileo Select Equities Fund                   Seeks long-term capital appreciation by investing
                                                   in common stock of large capitalization
                                                   companies.

TCW Galileo Small Cap Growth Fund                  Seeks long-term capital appreciation by investing
                                                   in equity securities issued by smaller
                                                   capitalization growth companies.

TCW Galileo Small Cap Value Fund                   Seeks long-term capital appreciation by investing
                                                   in equity securities issued by small
                                                   capitalization value companies.

TCW Galileo Technology Fund                        Seeks long-term capital appreciation by investing
                                                   in equity securities of companies with superior
                                                   growth prospects engaged in the technology,
                                                   telecommunications and information industries.

TCW Galileo Value Opportunities Fund               Seeks long-term capital appreciation by investing
                                                   in equity securities issued by midcap value
                                                   companies.

TCW GALILEO FUND                                   INVESTMENT OBJECTIVE
-----------------------------------------------    -------------------------------------------------
DIVERSIFIED U.S. EQUITY FUNDS

TCW Galileo Diversified Value Fund                 Seeks capital appreciation by investing in equity
                                                   securities of large capitalization companies.

TCW Galileo Income + Growth Fund                   Seeks high level of dividend income by investing
                                                   in equity securities of issuers which pay
                                                   dividends.

TCW Galileo Opportunity Fund                       Seeks capital appreciation by investing in equity
                                                   securities of small capitalization companies.

The TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Small Cap Value Fund, and the TCW Galileo Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Galileo Large Cap Growth Fund offers two classes of shares: I Class and N Class. The other equity funds only offer I or N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

Each respective fund commenced offering the K class shares on November 1, 2002 except for the TCW Galileo Select Equities Fund which offered its K Class shares commencing on August 6, 2001. These K Class shares are not currently available to the general public.

On December 17, 2001, the TCW Galileo Diversified Value Fund, the TCW Galileo Income + Growth Fund, and the TCW Galileo Opportunity Fund acquired all the assets and liabilities of the SG Cowen Large Cap Value Fund, the SG Cowen Income + Growth Fund, and the SG Cowen Opportunity Fund (collectively "Cowen Funds"), respectively. The acquisition was accomplished by a tax-free exchange of the shares of the Cowen Funds for the shares of the respective Galileo fund based on the following exchange ratio:

                                                        EXCHANGE RATIO
                                                   -----------------------
                                                    CLASS    CLASS     CLASS
                                                      A        B         I
                                                   ------   ------    ------
SG Cowen Large Cap Value Fund                       1.096    1.090     1.103
SG Cowen Income + Growth Fund                       1.343    1.334     1.352
SG Cowen Opportunity Fund                           1.676    1.546     1.734

All share classes for the SG Cowen Large Cap Value Fund and the SG Cowen Income + Growth Fund were exchanged into the N Class shares of the respective Galileo fund. For the SG Cowen Opportunity Fund, the A and B Class shares were exchanged into the N Class shares and the I Class shares were exchanged into the I Class shares of the TCW Galileo Opportunity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective yield method. Realized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no options contracts entered into during the year ended October 31, 2003.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Convertible Securities Fund, and the TCW Galileo Income + Growth Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The TCW Galileo Income + Growth Fund reclassified (amount in thousands) $221 from undistributed net realized gains to paid in capital at October 31, 2003 as a result of permanent differences between book and tax.

The TCW Galileo Select Equities Fund and the TCW Galileo Convertible Securities Fund transferred a pro-rata allocation of the investments to a shareholder as a result of an "in kind" redemption on March 26, 2003 and October 17, 2003, respectively. The transfer of securities was recorded using the closing prices on those dates. As such, there was no impact to the net asset value per share of the funds. The recording of these transactions created a permanent book to tax difference which resulted in a reclassification of (amounts in thousands) $54,317 and $2,716 from undistributed net realized gain or loss to paid-in-capital for the TCW Galileo Select Equities Fund and the TCW Galileo Convertible Securities Fund, respectively.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

Note 3 -- Security Lending

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2003 (amounts in thousands):

                                                  MARKET VALUE OF                           SECURITIES
                                                 LOANED SECURITIES    COLLATERAL VALUE    LENDING INCOME*
                                                 -----------------    ----------------    ---------------
TCW Galileo Aggressive Growth Equities Fund          $ 24,242              $ 25,072             $ 27
TCW Galileo Convertible Securities Fund                 2,817                 2,897               22
TCW Galileo Income + Growth Fund                        3,486                 3,599                4
TCW Galileo Large Cap Growth Fund                         179                   186               --**
TCW Galileo Large Cap Value Fund                        6,959                 7,251                7
TCW Galileo Opportunity Fund                            8,457                 8,856               19

                                                  MARKET VALUE OF                           SECURITIES
                                                 LOANED SECURITIES    COLLATERAL VALUE    LENDING INCOME*
                                                 -----------------    ----------------    ---------------
TCW Galileo Select Equities Fund                       270,727             276,584               141
TCW Galileo Small Cap Growth Fund                       35,376              36,774               114
TCW Galileo Value Opportunities Fund                    96,551             101,660                76

 * Net of broker fees.
** Amount rounds to less than $1.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended October 31, 2003, the funds below realized on a tax basis the following net realized losses on security transactions (amounts in thousands):

                                                                NET REALIZED LOSS
                                                                -----------------
TCW Galileo Aggressive Growth Equities Fund                         $  (5,984)
TCW Galileo Focused Large Cap Value Fund                                  (66)
TCW Galileo Growth Insights Fund                                         (443)
TCW Galileo Large Cap Growth Fund                                        (431)
TCW Galileo Large Cap Value Fund                                      (11,849)
TCW Galileo Select Equities Fund                                     (198,888)
TCW Galileo Small Cap Growth Fund                                     (27,310)
TCW Galileo Technology Fund                                               (42)
TCW Galileo Value Opportunities Fund                                  (12,284)

At October 31, 2003, the components of distributable earnings (excluding unrealized depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

                                                    UNDISTRIBUTED    UNDISTRIBUTED        TOTAL
                                                      ORDINARY         LONG-TERM      DISTRIBUTABLE
                                                       INCOME            GAIN           EARNINGS
                                                    ------------     -------------    -------------
TCW Galileo Convertible Securities Fund                 $  13           $    --          $    13
TCW Galileo Income + Growth Fund                          217             2,186            2,403
TCW Galileo Large Cap Value Fund                          301                --              301
TCW Galileo Opportunity Fund                               --               319              319
TCW Galileo Small Cap Value Fund                          286                --              286

During the year ended October 31, 2003, the tax character of distributions paid was as follows (amounts in thousands):

                                           TCW GALILEO   TCW GALILEO   TCW GALILEO    TCW GALILEO
                                           CONVERTIBLE   DIVERSIFIED    FOCUSED         INCOME +      TCW GALILEO
                                           SECURITIES      VALUE       LARGE CAP        GROWTH         LARGE CAP
                                              FUND          FUND         VALUE           FUND         VALUE FUND
                                           -----------   -----------   -----------    ------------    ----------
Distributions paid from:
  Ordinary Income                            $ 2,948        $  38        $  2           $   372         $ 1,198
  Long-Term Capital Gain                          --           --          --             2,684              --
                                           -----------   -----------   -----------    ------------    ----------
Total Distributions                          $ 2,948        $  38        $  2           $ 3,056         $ 1,198
                                           ===========   ===========   ===========    ============    ==========

At October 31, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                  TCW GALILEO        TCW GALILEO                           TCW GALILEO
                                                  AGGRESSIVE         CONVERTIBLE         TCW GALILEO         FOCUSED
                                                    GROWTH            SECURITIES         DIVERSIFIED        LARGE CAP
                                                 EQUITIES FUND          FUND             VALUE FUND           VALUE
                                                ----------------   ----------------   ----------------   ----------------
Unrealized Appreciation                          $       58,956     $        4,327     $        1,305     $          165
Unrealized (Depreciation)                                (9,221)              (274)              (164)               (17)
                                                 --------------     --------------     --------------     --------------
Net Unrealized Appreciation                      $       49,735     $        4,053     $        1,141     $          148
                                                 ==============     ==============     ==============     ==============
Cost of Investments for Federal
   Income Tax Purposes                           $      113,637     $       37,080     $        6,568     $          868
                                                 ==============     ==============     ==============     ==============

                                                   TCW GALILEO       TCW GALILEO        TCW GALILEO
                                                     GROWTH            INCOME +          LARGE CAP         TCW GALILEO
                                                    INSIGHTS            GROWTH            GROWTH            LARGE CAP
                                                      FUND              FUND               FUND             VALUE FUND
                                                ----------------   ----------------   ----------------   ----------------
Unrealized Appreciation                          $          397     $        7,682     $          854     $       19,346
Unrealized (Depreciation)                                  (100)              (133)               (11)            (1,840)
                                                 --------------     --------------     --------------     --------------
Net Unrealized Appreciation                      $          297     $        7,549     $          843     $       17,506
                                                 ==============     ==============     ==============     ==============
Cost of Investments for Federal
   Income Tax Purposes                           $        1,521     $       28,004     $        3,840     $      101,423
                                                 ==============     ==============     ==============     ==============

                                                                     TCW GALILEO        TCW GALILEO
                                                  TCW GALILEO          SELECT            SMALL CAP         TCW GALILEO
                                                  OPPORTUNITY         EQUITIES            GROWTH            SMALL CAP
                                                     FUND               FUND               FUND            VALUE FUND
                                                ----------------   ----------------   ----------------   ----------------
Unrealized Appreciation                          $       11,147     $      502,699     $       64,494     $        7,557
Unrealized (Depreciation)                                  (398)           (83,433)            (7,499)            (1,004)
                                                 --------------     --------------     --------------     --------------
Net Unrealized Appreciation                      $       10,749     $      419,266     $       56,995     $        6,553
                                                 ==============     ==============     ==============     ==============
Cost of Investments for Federal
   Income Tax Purposes                           $       45,290     $    2,552,166     $      161,642     $       28,395
                                                 ==============     ==============     ==============     ==============

                                                                     TCW GALILEO
                                                   TCW GALILEO          VALUE
                                                   TECHNOLOGY       OPPORTUNITIES
                                                      FUND               FUND
                                                ----------------   ----------------
Unrealized Appreciation                          $          380     $      108,312
Unrealized (Depreciation)                                   (76)           (25,908)
                                                 --------------     --------------
Net Unrealized Appreciation                      $          304     $       82,404
                                                 ==============     ==============
Cost of Investments for Federal
   Income Tax Purposes                           $          758     $      697,658
                                                 ==============     ==============

                                                                October 31, 2003

At October 31, 2003, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                                EXPIRING IN
                                                     -----------------------------------------------------------------
                                                       2006       2007        2008        2009       2010       2011
                                                     --------   --------    --------    --------   --------   --------
TCW Galileo Aggressive Growth Equities
   Fund                                              $     --   $     --    $     --    $ 43,859   $ 36,160   $  5,984
TCW Galileo Convertible Securities Fund                    --         --          --      10,225      8,584         --
TCW Galileo Diversified Value Fund                         --        113*        306*         --        185         --
TCW Galileo Focused Large Cap Value Fund                   --         --          --          39         90         66
TCW Galileo Growth Insights Fund                           --         --          --         427      1,051        443
TCW Galileo Large Cap Growth Fund                          --         --          --       5,690        596        431
TCW Galileo Large Cap Value Fund                           10      1,081         417       5,011     13,944     11,849
TCW Galileo Select Equities Fund                           --         --          --      96,926     14,594    198,888
TCW Galileo Small Cap Growth Fund                          --         --          --      76,526     83,521     27,310
TCW Galileo Technology Fund                                --         --          --         461        539         42
TCW Galileo Value Opportunities Fund                       --         --          --          --     28,064     12,284

* Subject to limitation imposed by the Internal Revenue Code Section 382.

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Aggressive Growth Equities Fund                                  1.00%
     TCW Galileo Convertible Securities Fund                                      0.75%
     TCW Galileo Diversified Value Fund                                           0.75%
     TCW Galileo Focused Large Cap Value Fund                                     0.65%
     TCW Galileo Growth Insights Fund                                             0.90%
     TCW Galileo Income + Growth Fund                                             0.75%
     TCW Galileo Large Cap Growth Fund                                            0.55%
     TCW Galileo Large Cap Value Fund                                             0.55%
     TCW Galileo Opportunity Fund                                                 0.90%
     TCW Galileo Select Equities Fund                                             0.75%
     TCW Galileo Small Cap Growth Fund                                            1.00%
     TCW Galileo Small Cap Value Fund                                             1.00%
     TCW Galileo Technology Fund                                                  1.00%
     TCW Galileo Value Opportunities Fund                                         0.80%

The ordinary operating expenses for the funds listed below (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. The average expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective of each Fund were:

     TCW Galileo Aggressive Growth Equities Fund                                  1.74%
     TCW Galileo Convertible Securities Fund                                      1.55%
     TCW Galileo Diversified Value Fund                                           1.44%
     TCW Galileo Focused Large Cap Value Fund                                     1.40%
     TCW Galileo Growth Insights Fund                                             1.74%
     TCW Galileo Income + Growth Fund                                             1.45%
     TCW Galileo Large Cap Growth Fund                                            1.62%
     TCW Galileo Large Cap Value Fund                                             1.40%
     TCW Galileo Opportunity Fund                                                 1.64%
     TCW Galileo Select Equities Fund                                             1.62%
     TCW Galileo Small Cap Growth Fund                                            1.74%
     TCW Galileo Small Cap Value Fund                                             1.64%
     TCW Galileo Technology Fund                                                  2.10%
     TCW Galileo Value Opportunities Fund                                         1.54%

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2003, were as follows (amounts in thousands):

                                                  TCW GALILEO        TCW GALILEO        TCW GALILEO        TCW GALILEO
                                               AGGRESSIVE GROWTH     CONVERTIBLE        DIVERSIFIED       FOCUSED LARGE
                                                 EQUITIES FUND     SECURITIES FUND       VALUE FUND         CAP VALUE
                                               -----------------   ----------------   ----------------   ----------------
Purchases at Cost                                $       61,857     $      107,441     $        4,218     $          582
                                                 ==============     ==============     ==============     ==============
Sales Proceeds                                   $       52,517     $      132,875     $        2,165     $          575
                                                 ==============     ==============     ==============     ==============

                                                   TCW GALILEO       TCW GALILEO        TCW GALILEO        TCW GALILEO
                                                     GROWTH            INCOME +          LARGE CAP          LARGE CAP
                                                  INSIGHTS FUND      GROWTH FUND        GROWTH FUND         VALUE FUND
                                                ----------------   ----------------   ----------------   ----------------
Purchases at Cost                                $          675     $       10,592     $       11,018     $       60,239
                                                 ==============     ==============     ==============     ==============
Sales Proceeds                                   $        1,284     $        8,874     $       14,723     $       76,743
                                                 ==============     ==============     ==============     ==============

                                                   TCW GALILEO       TCW GALILEO         TCW GALILEO       TCW GALILEO
                                                   OPPORTUNITY         SELECT             SMALL CAP         SMALL CAP
                                                      FUND          EQUITIES FUND        GROWTH FUND        VALUE FUND
                                                ----------------   ----------------   ----------------   ----------------
Purchases at Cost                                $       20,351     $    1,136,590     $      117,703     $       26,946
                                                 ==============     ==============     ==============     ==============
Sales Proceeds                                   $       21,711     $      376,275     $      119,977     $       16,393
                                                 ==============     ==============     ==============     ==============

                                                                     TCW GALILEO
                                                  TCW GALILEO           VALUE
                                                   TECHNOLOGY       OPPORTUNITIES
                                                      FUND               FUND
                                                ----------------   ----------------
Purchases at Cost                                $          122     $      347,106
                                                 ==============     ==============
Sales Proceeds                                   $          191     $      228,619
                                                 ==============     ==============

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 2003.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO AGGRESSIVE GROWTH                    ---------------------------------     ---------------------------------
   EQUITIES FUND                                                        AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           4,884,087     $       44,646          3,588,960     $       35,186
Shares Redeemed                                      (4,511,825)           (40,709)        (4,890,281)           (46,372)
                                                 --------------     --------------     --------------     --------------
Net Increase (Decrease)                                 372,262     $        3,937         (1,301,321)    $      (11,186)
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
                                                 ---------------------------------     ---------------------------------
TCW GALILEO AGGRESSIVE GROWTH                                           AMOUNT                                AMOUNT
   EQUITIES FUND                                     SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
N CLASS                                          --------------     --------------     --------------     --------------
Shares Sold                                           9,010,461     $       81,050          7,940,400     $       73,041
Shares Redeemed                                      (7,898,489)           (73,213)        (7,183,716)           (65,793)
                                                 --------------     --------------     --------------     --------------
Net Increase                                          1,111,972     $        7,837            756,684     $        7,248
                                                 ==============     ==============     ==============     ==============

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO AGGRESSIVE GROWTH                    ---------------------------------
   EQUITIES FUND                                                        AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                  13     $           --(1)
                                                 --------------     --------------
Net Increase                                                 13     $           --(1)
                                                 ==============     ==============

(1) Amounts round to less than $1.

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO CONVERTIBLE SECURITIES               ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           7,493,434     $       54,755          3,729,389     $       28,589
Shares Issued upon Reinvestment
   of Dividends                                         372,702              2,827            242,375              1,933
Shares Redeemed                                     (10,349,553)           (82,365)        (3,040,213)           (26,412)
                                                 --------------     --------------     --------------     --------------
Net Increase (Decrease)                              (2,483,417)    $      (24,783)           931,551     $        4,110
                                                 ==============     ==============     ==============     ==============

                                                                       DECEMBER 1, 2001
                                          YEAR ENDED                        THROUGH                       YEAR ENDED
                                       OCTOBER 31, 2003                OCTOBER 31, 2002              NOVEMBER 30, 2001 (1)
TCW GALILEO DIVERSIFIED VALUE     -----------------------------   -----------------------------   ----------------------------
   FUND                                              AMOUNT                          AMOUNT                         AMOUNT
N CLASS                              SHARES      (IN THOUSANDS)      SHARES      (IN THOUSANDS)    SHARES (2)   (IN THOUSANDS)
                                  -----------    --------------   -----------    --------------   -----------   --------------
Shares Sold                           305,900     $     2,751          26,464     $       274             387     $         4
Shares Issued upon
   Reinvestment of
   Dividends                            3,817              32           1,509              15
Shares Redeemed                       (53,865)           (477)        (72,590)           (727)       (123,641)         (1,280)
                                  -----------     -----------     -----------     -----------     -----------     -----------
Net Increase
   (Decrease)                         255,852     $     2,306         (46,126)    $      (453)       (121,745)    $    (1,261)
                                  ===========     ===========     ===========     ===========     ===========     ===========

(1) REPRESENTS ACTIVITIES FOR A, B, AND I CLASSES OF THE FORMER COWEN FUND.
(2) ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

                                                             YEAR ENDED
                                                          OCTOBER 31, 2003
TCW GALILEO FOCUSED LARGE CAP                    ---------------------------------
   VALUE FUND                                                           AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Issued upon Reinvestment
   of Dividends                                             273     $            2
                                                 --------------     --------------
Net Increase                                                273     $            2
                                                 ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO GROWTH INSIGHTS                      ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                              19,912     $          105            279,399     $        1,835
Shares Redeemed                                        (149,683)              (682)          (332,912)            (2,144)
                                                 --------------     --------------     --------------     --------------
Net (Decrease)                                         (129,771)    $         (577)           (53,513)    $         (309)
                                                 ==============     ==============     ==============     ==============

                                                                       DECEMBER 1, 2001
                                          YEAR ENDED                        THROUGH                       YEAR ENDED
                                       OCTOBER 31, 2003                OCTOBER 31, 2002              NOVEMBER 30, 2001 (1)
TCW GALILEO INCOME - GROWTH       -----------------------------   -----------------------------   ----------------------------
   FUND                                              AMOUNT                          AMOUNT                         AMOUNT
N CLASS                              SHARES      (IN THOUSANDS)      SHARES      (IN THOUSANDS)    SHARES (2)   (IN THOUSANDS)
                                  -----------    --------------   -----------    --------------   -----------   --------------
Shares Sold                           264,822     $     2,267         321,463     $     3,208         391,325     $     4,076
Shares Issued upon
   Reinvestment of
   Dividends                          339,546           2,828          25,258             246         146,779           1,510
Shares Redeemed                      (443,193)         (3,877)       (833,148)         (8,479)       (645,932)         (6,651)
                                  -----------     -----------     -----------     -----------     -----------     -----------
Net Increase (Decrease)               161,175     $     1,218        (486,427)    $    (5,025)       (107,828)    $    (1,065)
                                  ===========     ===========     ===========     ===========     ===========     ===========

(1)  REPRESENTS ACTIVITIES FOR A, B, AND I CLASSES OF THE FORMER COWEN FUND.
(2)  ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO LARGE CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                             695,169     $        5,048            214,691     $        1,843
Shares Redeemed                                      (1,267,880)            (8,962)          (645,171)            (5,750)
                                                 --------------     --------------     --------------     --------------
Net (Decrease)                                         (572,711)    $       (3,914)          (430,480)    $       (3,907)
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO LARGE CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                             465,769     $        3,304             15,922     $          119
Shares Redeemed                                        (445,383)            (3,332)           (14,391)              (118)
                                                 --------------     --------------     --------------     --------------
Net Increase (Decrease)                                  20,386     $          (28)             1,531     $            1
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO LARGE CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           2,356,314     $       25,372          2,038,736     $       23,621
Shares Issued upon Reinvestment of Dividends             82,377                811             61,063                711
Shares Redeemed                                      (5,088,107)           (47,933)        (3,041,720)           (34,834)
                                                 --------------     --------------     --------------     --------------
Net (Decrease)                                       (2,649,416)    $      (21,750)          (941,921)    $      (10,502)
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO LARGE CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                             279,564     $        2,854            151,723     $        1,760
Shares Issued upon Reinvestment of Dividends              1,275                 12                 --                 --
Shares Redeemed                                        (252,743)            (2,573)           (95,114)            (1,098)
                                                 --------------     --------------     --------------     --------------
Net Increase                                             28,096     $          293             56,609     $          662
                                                 ==============     ==============     ==============     ==============

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO LARGE CAP VALUE                      ---------------------------------
   FUND                                                                 AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                  10     $         --(1)
                                                 --------------     --------------
Net Increase                                                 10     $         --(1)
                                                 ==============     ==============

(1)  AMOUNTS ROUND TO LESS THAN $1.

                                                                       DECEMBER 1, 2001
                                          YEAR ENDED                        THROUGH                       YEAR ENDED
                                       OCTOBER 31, 2003                OCTOBER 31, 2002              NOVEMBER 30, 2001 (1)
TCW GALILEO OPPORTUNITY           -----------------------------   -----------------------------   ----------------------------
   FUND                                              AMOUNT                          AMOUNT                         AMOUNT
I CLASS                              SHARES      (IN THOUSANDS)      SHARES      (IN THOUSANDS)    SHARES (2)   (IN THOUSANDS)
                                  -----------    --------------   -----------    --------------   -----------   --------------
Shares Sold                           805,340     $     7,816       1,136,392     $    11,796       1,369,182     $    14,066
Shares Issued upon
   Reinvestment of
   Dividends                               --              --              --              --          28,381             268
Shares Redeemed                      (594,414)         (5,736)       (361,312)         (3,718)     (1,359,616)        (13,991)
                                  -----------     -----------     -----------     -----------     -----------     -----------
Net Increase                          210,926     $     2,080         775,080     $     8,078          37,947     $       343
                                  ===========     ===========     ===========     ===========     ===========     ===========

(1) REPRESENTS ACTIVITIES FOR THE I CLASS OF THE FORMER COWEN FUND.
(2) ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

                                                                       DECEMBER 1, 2001
                                          YEAR ENDED                        THROUGH                       YEAR ENDED
                                       OCTOBER 31, 2003                OCTOBER 31, 2002              NOVEMBER 30, 2001 (1)
TCW GALILEO OPPORTUNITY           -----------------------------   -----------------------------   ----------------------------
   FUND                                              AMOUNT                          AMOUNT                         AMOUNT
N CLASS                              SHARES      (IN THOUSANDS)      SHARES      (IN THOUSANDS)    SHARES (2)   (IN THOUSANDS)
                                  -----------    --------------   -----------    --------------   -----------   --------------
Shares Sold                           280,219     $     3,063         338,287     $     3,618         121,461     $     1,231
Shares Issued upon
   Reinvestment of
   Dividends                               --              --              --              --          78,705             750
Shares Redeemed                      (519,543)         (5,184)       (476,247)         (4,921)       (388,607)         (4,035)
                                  -----------     -----------     -----------     -----------     -----------     -----------
Net (Decrease)                       (239,324)    $    (2,121)       (137,960)    $    (1,303)       (188,441)    $    (2,054)
                                  ===========     ===========     ===========     ===========     ===========     ===========

(1) REPRESENTS ACTIVITIES FOR THE A AND B CLASSES OF THE FORMER COWEN FUND.
(2) ADJUSTED BASED ON THE EXCHANGE RATIO STATED IN NOTE 1.

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO OPPORTUNITY                          ---------------------------------
   FUND                                                                 AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                  11     $         --(1)
                                                 --------------     --------------
Net Increase                                                 11     $         --(1)
                                                 ==============     ==============

(1)  AMOUNTS ROUND TO LESS THAN $1.

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SELECT                               ---------------------------------     ---------------------------------
   EQUITIES FUND                                                        AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                          62,289,108     $      875,628         57,622,124     $      841,143
Shares Redeemed                                     (31,734,195)          (417,945)       (28,250,421)          (386,255)
                                                 --------------     --------------     --------------     --------------
Net Increase                                         30,554,913     $      457,683         29,371,703     $      454,888
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SELECT EQUITIES                      ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                          33,181,980     $      457,156         25,380,697     $      354,414
Shares Redeemed                                     (12,451,876)          (167,989)       (14,470,936)          (180,525)
                                                 --------------     --------------     --------------     --------------
Net Increase                                         20,730,104     $      289,167         10,909,761     $      173,889
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SMALL CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           6,604,896     $       75,286         10,712,394     $      148,023
Shares Redeemed                                      (6,942,255)           (79,481)       (13,139,842)          (179,697)
                                                 --------------     --------------     --------------     --------------
Net (Decrease)                                         (337,359)    $       (4,195)        (2,427,448)    $      (31,674)
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SMALL CAP GROWTH                     ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           8,630,290     $      100,383          8,801,409     $      124,916
Shares Redeemed                                      (8,197,363)           (98,602)        (8,363,137)          (115,541)
                                                 --------------     --------------     --------------     --------------
Net Increase                                            432,927     $        1,781            438,272     $        9,375
                                                 ==============     ==============     ==============     ==============

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO SMALL CAP GROWTH                     ---------------------------------
   FUND                                                                 AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                  10     $         --(1)
                                                 --------------     --------------
Net Increase                                                 10     $         --(1)
                                                 ==============     ==============

(1)  AMOUNTS ROUND TO LESS THAN $1.

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SMALL CAP VALUE                      ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           1,754,040     $       16,942          1,972,162     $       23,037
Shares Issued upon Reinvestment
   of Dividends                                           1,662                 21
Shares Redeemed                                        (609,997)            (5,907)          (967,876)           (10,334)
                                                 --------------     --------------     --------------     --------------
Net Increase                                          1,144,043     $       11,035          1,005,948     $       12,724
                                                 ==============     ==============     ==============     ==============

                                                                                                  MAY 1, 2002
                                                                                               (COMMENCEMENT OF
                                                                                                 OFFERING OF
                                                             YEAR ENDED                      N CLASS SHARES THROUGH
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO SMALL CAP VALUE                      ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                                  --     $           --                  7     $           --(1)
                                                 --------------     --------------     --------------     --------------
Net Increase                                                 --     $           --                  7     $           --(1)
                                                 ==============     ==============     ==============     ==============

(1) AMOUNTS ROUND TO LESS THAN $1.

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO SMALL CAP VALUE                      ---------------------------------
   FUND                                                                 AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                  12     $           --(1)
                                                 --------------     --------------
Net Increase                                                 12     $           --(1)
                                                 ==============     ==============

(1) Amounts round to less than $1.

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO TECHNOLOGY                           ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                              38,487     $           97            239,438     $          545
Shares Redeemed                                         (46,985)              (123)          (176,094)              (461)
                                                 --------------     --------------     --------------     --------------
Net Increase (Decrease)                                  (8,498)    $          (26)            63,344     $           84
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO VALUE OPPORTUNITIES                  ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
I CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                          21,680,648     $      353,975         32,689,977     $      576,305
Shares Issued upon Reinvestment
   of Dividends                                              --                 --            224,545              4,062
Shares Redeemed                                     (14,329,637)          (218,192)       (33,725,910)          (540,056)
                                                 --------------     --------------     --------------     --------------
Net Increase (Decrease)                               7,351,011     $      135,783           (811,388)    $       40,311
                                                 ==============     ==============     ==============     ==============

                                                             YEAR ENDED                           YEAR ENDED
                                                          OCTOBER 31, 2003                     OCTOBER 31, 2002
TCW GALILEO VALUE OPPORTUNITIES                  ---------------------------------     ---------------------------------
   FUND                                                                 AMOUNT                                AMOUNT
N CLASS                                              SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                                 --------------     --------------     --------------     --------------
Shares Sold                                           6,185,032     $       94,126         13,214,952     $      232,745
Shares Issued upon Reinvestment
   of Dividends                                              --                 --             57,870              1,044
Shares Redeemed                                      (5,355,686)           (76,510)       (10,430,871)          (170,187)
                                                 --------------     --------------     --------------     --------------
Net Increase                                            829,346     $       17,616          2,841,951     $       63,602
                                                 ==============     ==============     ==============     ==============

                                                          NOVEMBER 1, 2002
                                                          (COMMENCEMENT OF
                                                            OFFERING OF
                                                      K CLASS SHARES) THROUGH
                                                          OCTOBER 31, 2003
TCW GALILEO VALUE OPPORTUNITIES                  ---------------------------------
   FUND                                                                 AMOUNT
K CLASS                                              SHARES         (IN THOUSANDS)
                                                 --------------     --------------
Shares Sold                                                   8     $           --(1)
                                                 --------------     --------------
Net Increase                                                  8     $           --(1)
                                                 ==============     ==============

(1) AMOUNTS ROUND TO LESS THAN $1.

There were no transactions in the TCW Galileo Select Equities Fund's K Class shares during the years ended October 31, 2003 and 2002.

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2003 .

NOTE 10 -- SUBSEQUENT EVENT

Effective November 3, 2003, the TCW Galileo Income + Growth Fund changed its name to the TCW Galileo Dividend Focused Fund. There is no change in the investment objective.

TCW Galileo Aggressive Growth Equities Fund

Financial Highlights -- I Class

                                                                                YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------------------
                                                                  2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $     7.80   $    10.14   $    28.11   $    22.29   $    11.35
                                                               ----------   ----------   ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(1)                                            (0.10)       (0.11)       (0.13)       (0.25)       (0.14)
Net Realized and Unrealized Gain (Loss) on Investments               3.85        (2.23)      (16.92)        8.80        12.68
                                                               ----------   ----------   ----------   ----------   ----------
Total from Investment Operations                                     3.75        (2.34)      (17.05)        8.55        12.54
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                   --           --        (0.92)       (2.73)       (1.60)
                                                               ----------   ----------   ----------   ----------   ----------
Net Asset Value per Share, End of Year                         $    11.55   $     7.80   $    10.14   $    28.11   $    22.29
                                                               ==========   ==========   ==========   ==========   ==========
Total Return                                                        48.08%      (23.08)%     (62.42)%      40.14%      121.34%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $   93,689   $   60,328   $   91,698   $  254,452   $  168,193
Ratio of Expenses to Average Net Assets                              1.25%        1.22%        1.18%        1.13%        1.14%
Ratio of Net Investment (Loss) to Average Net Assets                (1.09)%      (1.06)%      (0.83)%      (0.82)%      (0.79)%
Portfolio Turnover Rate                                             45.52%       20.92%       25.47%       44.85%       64.12%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                 MARCH 1, 1999
                                                                                                               (COMMENCEMENT OF
                                                                                                                  OFFERING OF
                                                                      YEAR ENDED OCTOBER 31,                    N CLASS SHARES)
                                                    -------------------------------------------------------         THROUGH
                                                       2003          2002          2001             2000       OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period      $     7.69    $    10.05    $    28.01       $    22.27       $    16.07
                                                    ----------    ----------    ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                 (0.14)        (0.14)        (0.18)           (0.35)           (0.12)
Net Realized and Unrealized Gain (Loss) on
  Investments                                             3.80         (2.22)       (16.86)            8.82             6.32
                                                    ----------    ----------    ----------       ----------       ----------
Total from Investment Operations                          3.66         (2.36)       (17.04)            8.47             6.20
                                                    ----------    ----------    ----------       ----------       ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --            --         (0.92)           (2.73)              --
                                                    ----------    ----------    ----------       ----------       ----------
Net Asset Value per Share, End of Period            $    11.35    $     7.69    $    10.05       $    28.01       $    22.27
                                                    ==========    ==========    ==========       ==========       ==========
Total Return                                             47.60%       (23.41)%      (62.63)%          39.68%           38.58%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)            $   47,211    $   23,443    $   23,018       $   43,578       $    2,367
Ratio of Expenses to Average Net Assets                   1.66%         1.62%         1.57%(3)         1.48%(3)         1.47%(2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                 (1.50)%       (1.46)%       (1.22)%          (1.15)%          (0.92)%(2)
Portfolio Turnover Rate                                  45.52%        20.92%        25.47%           44.85%           64.12%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.57% (THE REIMBURSEMENT IS LESS THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 6.83% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                             NOVEMBER 1, 2002
                                                                             (COMMENCEMENT OF
                                                                                OFFERING OF
                                                                              K CLASS SHARES)
                                                                                  THROUGH
                                                                             OCTOBER 31, 2003
----------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                  $     7.80
                                                                                ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                             (0.11)
Net Realized and Unrealized Gain on Investments                                       3.86
                                                                                ----------
Total from Investment Operations                                                      3.75
                                                                                ----------
Net Asset Value per Share, End of Period                                        $    11.55
                                                                                ==========
Total Return                                                                         48.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                        $       --(2)
Ratio of Expenses to Average Net Assets                                               1.74%(1)
Ratio of Net Investment (Loss) to Average Net Assets                                 (1.11)%
Portfolio Turnover Rate                                                              45.52%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.25% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Convertible Securities Fund

Financial Highlights -- I Class

                                                                                  YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                   $     7.03   $     8.98   $    15.17   $    12.66   $    10.53
                                                               ----------   ----------   ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                             0.31         0.44         0.44         0.40         0.41
Net Realized and Unrealized Gain (Loss) on Investments               1.33        (1.96)       (4.31)        3.63         2.56
                                                               ----------   ----------   ----------   ----------   ----------
Total from Investment Operations                                     1.64        (1.52)       (3.87)        4.03         2.97
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                            (0.36)       (0.43)       (0.48)       (0.45)       (0.34)
Distributions from Net Realized Gain                                   --           --        (1.84)       (1.07)       (0.50)
                                                               ----------   ----------   ----------   ----------   ----------
Total Distributions                                                 (0.36)       (0.43)       (2.32)       (1.52)       (0.84)
                                                               ----------   ----------   ----------   ----------   ----------
Net Asset Value per Share, End of Year                         $     8.31   $     7.03   $     8.98   $    15.17   $    12.66
                                                               ==========   ==========   ==========   ==========   ==========
Total Return                                                        23.92%      (17.54)%     (28.37)%      33.59%       29.68%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                         $   34,658   $   46,817   $   51,388   $   73,628   $   49,830
Ratio of Expenses to Average Net Assets                              1.03%        1.11%        1.04%        1.06%        1.03%
Ratio of Net Investment Income to Average Net Assets                 4.02%        5.32%        4.05%        2.64%        3.53%
Portfolio Turnover Rate                                            179.64%      146.10%      169.18%      193.02%      150.91%

(1) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Diversified Value Fund

Financial Highlights -- N Class

                                                                      DECEMBER 1,
                                                                         2001                              YEAR ENDED
                                                     YEAR ENDED        THROUGH                             NOVEMBER 30,
                                                     OCTOBER 31,      OCTOBER 31,         -----------------------------------------
                                                        2003             2002               2001(6)          2000(6)       1999(6)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period       $     8.23       $    10.16          $    10.21       $     9.31    $     8.70
                                                     ----------       ----------          ----------       ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                      0.01(4)          0.07(4)             0.02             0.06          0.09
Net Realized and Unrealized Gain (Loss)
  on Investments                                           2.44            (1.99)              (0.04)            0.89          0.61
                                                     ----------       ----------          ----------       ----------    ----------
Total from Investment Operations                           2.45            (1.92)              (0.02)            0.95          0.70
                                                     ----------       ----------          ----------       ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.07)           (0.01)              (0.03)           (0.05)        (0.09)
                                                     ----------       ----------          ----------       ----------    ----------
Net Asset Value per Share, End of Period             $    10.61       $     8.23          $    10.16       $    10.21    $     9.31
                                                     ==========       ==========          ==========       ==========    ==========
Total Return                                              29.99%          (18.87)%(1)          (0.29)%          10.21%         8.14%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $    7,729       $    3,888          $    5,098       $    6,305    $    8,343
Ratio of Expenses to Average Net Assets                    1.34%(3)         0.67%(2)(3)         1.22%(3)         1.22%         1.22%
Ratio of Net Investment Income to
  Average Net Assets                                       0.14%            0.76%(2)            0.20%            0.51%         0.96%
Portfolio Turnover Rate                                   38.33%           32.26%(1)              34%              83%           52%

                                                         JANUARY 2, 1998
                                                         (COMMENCEMENT
                                                         OF OPERATIONS)
                                                            THROUGH
                                                      NOVEMBER 30, 1998(6)
--------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period            $     9.12
                                                          ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                           0.08
Net Realized and Unrealized Gain (Loss)
 on Investments                                                (0.45)
                                                          ----------
Total from Investment Operations                               (0.37)
                                                          ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                       (0.05)
                                                          ----------
Net Asset Value per Share, End of Period                  $     8.70
                                                          ==========
Total Return                                                   (4.08)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                  $   12,044
Ratio of Expenses to Average Net Assets                         1.11%(5)
Ratio of Net Investment Income to
  Average Net Assets                                            0.85%(5)
Portfolio Turnover Rate                                           67%(5)

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.43% FOR THE YEAR ENDED OCTOBER 31, 2003, 3.21% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, 3.04%, 2.88% AND 2.41% FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000,
     AND 1999, RESPECTIVELY, AND 1.77% FOR THE PERIOD JANUARY 2, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1998.
(4)  COMPUTED USING AVERAGE SHARES OUTSTADING THROUGHOUT THE PERIOD.
(5)  NOT ANNUALIZED.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN LARGE CAP VALUE FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Focused Large Cap Value Fund

Financial Highlights -- N Class

                                                                                                MARCH 1, 2001
                                                                      YEAR ENDED               (COMMENCEMENT
                                                                      OCTOBER 31,              OF OPERATIONS)
                                                               -------------------------          THROUGH
                                                                  2003           2002         OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $     7.50     $     8.80         $    10.00
                                                               ----------     ----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(5)                                        --(4)        0.01              (0.03)
Net Realized and Unrealized Gain (Loss) on Investments               2.03          (1.31)             (1.17)
                                                               ----------     ----------         ----------
Total from Investment Operations                                     2.03          (1.30)             (1.20)
                                                               ----------     ----------         ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                            (0.02)            --                 --
                                                               ----------     ----------         ----------
Net Asset Value per Share, End of Period                       $     9.51     $     7.50         $     8.80
                                                               ==========     ==========         ==========
Total Return                                                        27.13%        (14.77)%           (12.00)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $      996     $      784         $      919
Ratio of Expenses to Average Net Assets(3)                           1.40%          1.38%              1.49%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets          0.04%          0.06%             (0.44)%(2)
Portfolio Turnover Rate                                             68.28%         71.03%             83.29%(1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 7.37% AND 6.93% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY, AND 10.29% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Growth Insights Fund

Financial Highlights -- N Class

                                                                                              DECEMBER 1, 2000
                                                                      YEAR ENDED               (COMMENCEMENT
                                                                     OCTOBER 31,               OF OPERATIONS)
                                                               -------------------------         THROUGH
                                                                  2003           2002         OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $     4.65     $     6.36         $    10.00
                                                               ----------     ----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                            (0.07)         (0.09)             (0.10)
Net Realized and Unrealized Gain (Loss) on Investments               1.63          (1.62)             (3.54)
                                                               ----------     ----------         ----------
Total from Investment Operations                                     1.56          (1.71)             (3.64)
                                                               ----------     ----------         ----------
Net Asset Value per Share, End of Period                       $     6.21     $     4.65         $     6.36
                                                               ==========     ==========         ==========
Total Return                                                        33.55%        (26.89)%           (36.40)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    1,804     $    1,953         $    3,015
Ratio of Expenses to Average Net Assets(3)                           1.76%          1.66%              1.60%(2)
Ratio of Net Investment (Loss) to Average Net Assets                (1.29)%        (1.39)%            (1.32)%(2)
Portfolio Turnover Rate                                             41.99%        167.56%            138.34%(1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.02% AND 2.83% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002 AND 4.63% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Income + Growth Fund

Financial Highlights -- N Class

                                                   YEAR ENDED    DECEMBER 1, 2001               YEAR ENDED NOVEMBER 30,
                                                   OCTOBER 31,       THROUGH         --------------------------------------------
                                                      2003       OCTOBER 31, 2002     2001(5)     2000(5)     1999(5)    1998(5)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period      $   8.92        $  10.63         $  10.40    $   8.35    $   9.19   $  10.83
                                                    --------        --------         --------    --------    --------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                   0.10(4)         0.11(4)          0.10        0.13        0.19       0.22
Net Realized and Unrealized Gain (Loss)
  on Investments                                        2.13           (1.27)            0.58        2.44       (0.28)      0.14
                                                    --------        --------         --------    --------    --------   --------
Total from Investment Operations                        2.23           (1.16)            0.68        2.57       (0.09)      0.36
                                                    --------        --------         --------    --------    --------   --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income               (0.12)          (0.11)           (0.12)      (0.15)      (0.20)     (0.22)
Distributions from Net Realized Gain                   (0.91)          (0.44)           (0.33)      (0.37)      (0.55)     (1.78)
                                                    --------        --------         --------    --------    --------   --------
Total Distributions                                    (1.03)          (0.55)           (0.45)      (0.52)      (0.75)     (2.00)
                                                    --------        --------         --------    --------    --------   --------
Net Asset Value per Share, End of Period            $  10.12        $   8.92         $  10.63    $  10.40    $   8.35   $   9.19
                                                    ========        ========         ========    ========    ========   ========
Total Return                                           27.59%         (11.48)%(1)        6.72%      33.04%       3.98%     (1.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)            $ 31,949        $ 26,718         $ 34,578    $ 34,657    $ 34,116   $ 44,643
Ratio of Expenses to Average Net Assets                 1.39%(3)        1.15%(2)(3)      1.43%       1.36%       1.33%      1.20%(3)
Ratio of Net Investment Income to
   Average Net Assets                                   1.13%           1.18%(2)         0.98%       1.45%       2.18%      2.22%
Portfolio Turnover Rate                                33.22%          60.23%(1)            1%         73%         71%        62%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.52% FOR THE YEAR ENDED OCTOBER 31, 2003, 1.53% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.25% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE A CLASS OF THE FORMER SG COWEN INCOME + GROWTH FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Large Cap Growth Fund

Financial Highlights -- I Class

                                                                                YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2003             2002             2001             2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year        $     6.71       $     8.63       $    17.97       $    16.58    $    11.18
                                                    ----------       ----------       ----------       ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(2)                                 (0.03)           (0.04)           (0.09)           (0.09)        (0.09)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              1.62            (1.88)           (7.85)            2.42          6.00
                                                    ----------       ----------       ----------       ----------    ----------
Total from Investment Operations                          1.59            (1.92)           (7.94)            2.33          5.91
                                                    ----------       ----------       ----------       ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --               --            (1.40)           (0.94)        (0.51)
                                                    ----------       ----------       ----------       ----------    ----------
Net Asset Value per Share, End of Year              $     8.30       $     6.71       $     8.63       $    17.97    $    16.58
                                                    ==========       ==========       ==========       ==========    ==========
Total Return                                             23.70%          (22.25)%         (47.53)%          13.97%        54.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)              $    4,071       $    7,138       $   12,889       $   26,247    $   23,164
Ratio of Expenses to Average Net Assets                   1.57%(1)         1.49%(1)         1.45%(1)         1.04%         1.30%
Ratio of Net Investment (Loss) to Average Net
 Assets                                                  (0.44)%          (0.52)%          (0.84)%          (0.46)%       (0.64)%
Portfolio Turnover Rate                                 190.83%           33.31%          134.42%          113.62%        78.02%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 2.64%, 1.79% AND 1.51% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                     MARCH 1, 1999
                                                                                                                  (COMMENCEMENT OF
                                                                                                                      OFFERING OF
                                                                       YEAR ENDED OCTOBER 31,                       N CLASS SHARES)
                                                   -------------------------------------------------------------        THROUGH
                                                      2003             2002             2001             2000     OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period     $     6.69       $     8.60       $    17.91       $    16.60    $    13.70
                                                   ----------       ----------       ----------       ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                (0.03)           (0.04)           (0.09)           (0.17)        (0.08)
Net Realized and Unrealized Gain (Loss) on
  Investments                                            1.60            (1.87)           (7.82)            2.42          2.98
                                                   ----------       ----------       ----------       ----------    ----------
Total from Investment Operations                         1.57            (1.91)           (7.91)            2.25          2.90
                                                   ----------       ----------       ----------       ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                       --               --            (1.40)           (0.94)           --
                                                   ----------       ----------       ----------       ----------    ----------
Net Asset Value per Share, End of Period           $     8.26       $     6.69       $     8.60       $    17.91    $    16.60
                                                   ==========       ==========       ==========       ==========    ==========
Total Return                                            23.47%          (22.21)%         (47.55)%          13.58%        21.17%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)           $      420       $      204       $      249       $      317    $       86
Ratio of Expenses to Average Net Assets(3)               1.58%            1.49%            1.45%            1.40%         1.46%(2)
Ratio of Net Investment (Loss) to Average Net
 Assets                                                 (0.35)%          (0.48)%          (0.82)%          (0.86)%       (0.74)%(2)
Portfolio Turnover Rate                                190.83%           33.31%          134.42%          113.62%        78.02%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 9.20%, 20.77%, 14.46% AND 13.96% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000,
     RESPECTIVELY, AND 392.27% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- I Class

                                                                                     YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                 2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year                  $     9.75    $    10.99    $    14.12    $    11.82    $    10.12
                                                              ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(1)                                            0.08          0.09          0.08          0.10          0.09
Net Realized and Unrealized Gain (Loss) on Investments              2.36         (1.25)        (3.12)         2.31          1.66
                                                              ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                                    2.44         (1.16)        (3.04)         2.41          1.75
                                                              ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           (0.10)        (0.08)        (0.09)        (0.11)        (0.05)
                                                              ----------    ----------    ----------    ----------    ----------
Net Asset Value per Share, End of Year                        $    12.09    $     9.75    $    10.99    $    14.12    $    11.82
                                                              ==========    ==========    ==========    ==========    ==========
Total Return                                                       25.26%       (10.68)%      (21.62)%       20.46%        17.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)                        $  107,731    $  112,716    $  137,425    $  134,388    $   66,234
Ratio of Expenses to Average Net Assets                             0.79%         0.72%         0.72%         0.79%         0.85%
Ratio of Net Investment Income to Average Net Assets                0.74%         0.80%         0.67%         0.75%         0.79%
Portfolio Turnover Rate                                            60.52%        57.35%        82.83%       108.54%       142.36%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                MARCH 1, 1999
                                                                                                              (COMMENCEMENT OF
                                                                                                                OFFERING OF
                                                                           YEAR ENDED OCTOBER 31,              N CLASS SHARES)
                                                     -------------------------------------------------------       THROUGH
                                                        2003           2002           2001           2000     OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period       $     9.72     $    10.95     $    14.10     $    11.79     $    11.07
                                                     ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(5)                            0.01           0.01           --(4)          0.02           0.06
Net Realized and Unrealized Gain (Loss) on
 Investments                                               2.36          (1.24)         (3.12)          2.34           0.66
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           2.37          (1.23)         (3.12)          2.36           0.72
                                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.04)            --          (0.03)         (0.05)            --
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Period             $    12.05     $     9.72     $    10.95     $    14.10     $    11.79
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                              24.48%        (11.23)%       (22.19)%        20.04%          6.51%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $    3,916     $    2,885     $    2,631     $    3,829     $       58
Ratio of Expenses to Average Net Assets(3)                 1.40%          1.38%          1.40%          1.28%          1.46%(2)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                0.07%          0.13%         (0.01)%         0.13%          0.71%(2)
Portfolio Turnover Rate                                   60.52%         57.35%         82.83%        108.54%        142.36%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.42%, 2.32%, 1.90% AND 5.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, 2000, RESPECTIVELY, AND 163.61% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                 NOVEMBER 1, 2002
                                                                                (COMMENCEMENT OF
                                                                                   OFFERING OF
                                                                                 K CLASS SHARES)
                                                                                     THROUGH
                                                                                OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                     $     9.75
                                                                                   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                                (0.03)
Net Realized and Unrealized Gain on Investments                                          2.37
                                                                                   ----------
Total from Investment Operations                                                         2.34
                                                                                   ----------
Net Asset Value per Share, End of Period                                           $    12.09
                                                                                   ==========
Total Return                                                                            24.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                           $       --(2)
Ratio of Expenses to Average Net Assets                                                  1.40%(1)
Ratio of Net Investment (Loss) to Average Net Assets                                    (0.24)%
Portfolio Turnover Rate                                                                 60.52%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.19% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Opportunity Fund

Financial Highlights -- I Class

                                           YEAR ENDED    DECEMBER 1, 2001                    YEAR ENDED NOVEMBER 30,
                                           OCTOBER 31,       THROUGH          -------------------------------------------------
                                              2003       OCTOBER 31, 2002      2001(5)       2000(5)      1999(5)      1998(5)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
 Beginning of Period                       $     8.70      $    10.41         $    9.30    $     7.03   $     5.91   $     9.63
                                           ----------      ----------         ---------    ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                           (0.04)(4)       (0.03)(4)         (0.03)        (0.02)       (0.02)       (0.02)
Net Realized and Unrealized Gain (Loss)
 on Investments                                  3.34           (1.07)             1.43          2.29         1.14        (2.00)
                                           ----------      ----------         ---------    ----------   ----------   ----------
Total from Investment Operations                 3.30           (1.10)             1.40          2.27         1.12        (2.02)
                                           ----------      ----------         ---------    ----------   ----------   ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain               --           (0.61)            (0.29)           --           --        (1.70)
                                           ----------      ----------         ---------    ----------   ----------   ----------
Net Asset Value per Share, End of Period   $    12.00      $     8.70         $   10.41    $     9.30   $     7.03   $     5.91
                                           ==========      ==========         =========    ==========   ==========   ==========
Total Return                                    37.93%         (11.36)%(1)        15.38%        32.32%       19.04%      (24.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $   23,417      $   15,150         $  10,055    $    8,631   $    9,339   $   19,951
Ratio of Expenses to Average Net Assets          1.40%           1.15%(2)(3)       1.27%         1.30%        1.27%        1.14%(3)
Ratio of Net Investment (Loss) to
 Average Net Assets                             (0.41)%         (0.27)%(2)        (0.35) %      (0.21)%      (0.35)%      (0.34)%
Portfolio Turnover Rate                         55.68%          41.83%(1)           111%          164%         150%         124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.31% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.15% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE I CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class


                                           YEAR ENDED   DECEMBER 1, 2001                    YEAR ENDED NOVEMBER 30,
                                           OCTOBER 31,       THROUGH            -----------------------------------------------
                                              2003      OCTOBER 31, 2002        2001(5)      2000(5)      1999(5)      1998(5)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
 Period                                    $     8.69      $    10.43         $     9.38   $     7.11   $     6.00   $     9.83
                                           ----------      ----------         ----------   ----------   ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                           (0.05)(4)       (0.04)(4)          (0.08)       (0.05)       (0.04)       (0.05)
Net Realized and Unrealized Gain (Loss)
 on Investments                                  3.32           (1.09)              1.43         2.32         1.15        (2.03)
                                           ----------      ----------         ----------   ----------   ----------   ----------
Total from Investment Operations                 3.27           (1.13)              1.35         2.27         1.11        (2.08)
                                           ----------      ----------         ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:

Distributions from Net Realized Gain               --           (0.61)             (0.30)          --           --        (1.75)
                                           ----------      ----------         ----------   ----------   ----------   ----------
Net Asset Value per Share, End of Period   $    11.96      $     8.69         $    10.43   $     9.38   $     7.11   $     6.00
                                           ==========      ==========         ==========   ==========   ==========   ==========
Total Return                                    37.63%         (11.46)%(1)         14.75%       31.88%       18.61%      (24.89)%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)   $   24,042      $   19,551         $   20,428   $   19,700   $   19,787   $   27,978
Ratio of Expenses to Average Net Assets          1.50%           1.31%(2)(3)        1.59%        1.61%        1.59%        1.46%(3)
Ratio of Net Investment (Loss) to
 Average Net Assets                             (0.51)%         (0.43)%(2)         (0.68)%      (0.52)%      (0.67)%      (0.67)%
Portfolio Turnover Rate                         55.68%          41.83%(1)            111%         164%         150%         124%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.79% FOR THE YEAR ENDED OCTOBER 31, 2003, 1.78% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND 1.47% FOR THE YEAR ENDED NOVEMBER 30, 1998.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(5) REFLECTS THE A CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                       NOVEMBER 1, 2002
                                                                                       (COMMENCEMENT OF
                                                                                          OFFERING OF
                                                                                        K CLASS SHARES)
                                                                                           THROUGH
                                                                                       OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                            $     8.70
                                                                                          ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                                       (0.04)
Net Realized and Unrealized Gain on Investments                                                 3.34
                                                                                          ----------
Total from Investment Operations                                                                3.30
                                                                                          ----------
Net Asset Value per Share, End of Period                                                  $    12.00
                                                                                          ==========
Total Return                                                                                   37.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                                  $       --(2)
Ratio of Expenses to Average Net Assets                                                         1.35%(1)
Ratio of Net Investment Income to Average Net Assets                                           (0.45)%
Portfolio Turnover Rate                                                                        55.68%

(1) The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.86% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.
(2)  Amount rounds to less than $1(in thousands).
(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo Select Equities Fund

Financial Highlights -- I Class

                                                                           YEAR ENDED OCTOBER 31,
                                                  ---------------------------------------------------------------------------
                                                    2003            2002            2001            2000              1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $      11.73   $      14.45   $      25.68   $      20.69      $      16.89
                                                  ------------   ------------   ------------   ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(2)                                 (0.08)         (0.08)         (0.09)         (0.08)            (0.07)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              5.35          (2.64)         (9.82)          5.99              6.32
                                                  ------------   ------------   ------------   ------------      ------------
Total from Investment Operations                          5.27          (2.72)         (9.91)          5.91              6.25
                                                  ------------   ------------   ------------   ------------      ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --             --          (1.32)         (0.92)            (2.45)
                                                  ------------   ------------   ------------   ------------      ------------
Net Asset Value per Share, End of Year            $      17.00   $      11.73   $      14.45   $      25.68      $      20.69
                                                  ============   ============   ============   ============      ============
Total Return                                             44.93%        (18.82)%       (40.36)%        29.38%            42.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $  1,946,180   $    983,646   $    787,637   $    607,897      $    288,546
Ratio of Expenses to Average Net Assets                   0.89%          0.86%          0.87%          0.85%(1)          0.88%
Ratio of Net Investment (Loss) to Average
 Net Assets                                              (0.56)%        (0.56)%        (0.52)%        (0.31)%           (0.39)%
Portfolio Turnover Rate                                  22.16%          3.31%         12.25%         52.37%            48.29%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                 MARCH 1, 1999
                                                                                                               (COMMENCEMENT OF
                                                                                                                  OFFERING OF
                                                                    YEAR ENDED OCTOBER 31,                      N CLASS SHARES)
                                                  ---------------------------------------------------------         THROUGH
                                                       2003          2002           2001           2000        OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period    $      11.59   $      14.32   $      25.56   $      20.67      $      17.62
                                                  ------------   ------------   ------------   ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                 (0.13)         (0.12)         (0.15)         (0.16)            (0.07)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              5.29          (2.61)         (9.77)          5.97              3.12
                                                  ------------   ------------   ------------   ------------      ------------
Total from Investment Operations                          5.16          (2.73)         (9.92)          5.81              3.05
                                                  ------------   ------------   ------------   ------------      ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --             --          (1.32)         (0.92)               --
                                                  ------------   ------------   ------------   ------------      ------------
Net Asset Value per Share, End of Period          $      16.75   $      11.59   $      14.32   $      25.56      $      20.67
                                                  ============   ============   ============   ============      ============
Total Return                                             44.52%        (19.06)%       (40.58)%        28.92%            17.31%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)          $    754,060   $    281,539   $    191,638   $    156,804      $     19,111
Ratio of Expenses to Average Net Assets                   1.25%          1.18%          1.20%          1.17%             1.46%(2)(3)
Ratio of Net Investment (Loss) to Average
 Net Assets                                              (0.93)%        (0.88)%        (0.84)%        (0.64)%           (0.53)%(2)
Portfolio Turnover Rate                                  22.16%          3.31%         12.25%         52.37%            48.29%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                                AUGUST 6, 2001
                                                                                                               (COMMENCEMENT OF
                                                                                         YEAR ENDED               OFFERING OF
                                                                                         OCTOBER 31,            K CLASS SHARES)
                                                                                ----------------------------        THROUGH
                                                                                    2003            2002        OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                  $      11.73    $      14.45      $      17.36
                                                                                ------------    ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                               (0.05)          (0.07)            (0.02)
Net Realized and Unrealized Gain (Loss) on Investments                                  5.33           (2.65)            (2.89)
                                                                                ------------    ------------      ------------
Total from Investment Operations                                                        5.28           (2.72)            (2.91)
                                                                                ------------    ------------      ------------
Net Asset Value per Share, End of Period                                        $      17.01    $      11.73      $      14.45
                                                                                ============    ============      ============
Total Return                                                                           45.01%         (18.82)%          (16.76)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                                     $         --    $         --      $         --
Ratio of Expenses to Average Net Assets(3)                                              1.62%           1.53%             1.46%(2)
Ratio of Net Investment (Loss) to Average Net Assets                                   (0.38)%         (0.47)%           (0.45)%(2)
Portfolio Turnover Rate                                                                22.16%           3.31%            12.25%(1)

(1) FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 11,965.87% AND 9,126.31% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002 AND 8,797.65% FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Small Cap Growth Fund

Financial Highlights -- I Class

                                                                           YEAR ENDED OCTOBER 31,
                                                  -------------------------------------------------------------------------
                                                      2003           2002           2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $      10.23   $      15.28   $      37.71   $      30.81    $      16.48
                                                  ------------   ------------   ------------   ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(1)                                 (0.13)         (0.16)         (0.15)         (0.32)          (0.22)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              4.64          (4.89)        (21.54)          9.29           14.82
                                                  ------------   ------------   ------------   ------------    ------------
Total from Investment Operations                          4.51          (5.05)        (21.69)          8.97           14.60
                                                  ------------   ------------   ------------   ------------    ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                        --             --          (0.74)         (2.07)          (0.27)
                                                  ------------   ------------   ------------   ------------    ------------
Net Asset Value per Share, End of Year            $      14.74   $      10.23   $      15.28   $      37.71    $      30.81
                                                  ============   ============   ============   ============    ============
Total Return                                             44.08%        (33.05)%       (58.44)%        28.91%          89.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $     97,783   $     71,362   $    143,672   $    375,377    $    240,792
Ratio of Expenses to Average Net Assets                   1.26%          1.19%          1.14%          1.12%           1.14%
Ratio of Net Investment (Loss) to Average
 Net Assets                                              (1.13)%        (1.09)%        (0.64)%        (0.74)%         (0.94)%
Portfolio Turnover Rate                                  84.70%         29.01%         29.24%         50.94%          74.52%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                 MARCH 1, 1999
                                                                                                               (COMMENCEMENT OF
                                                                                                                  OFFERING OF
                                                                   YEAR ENDED OCTOBER 31,                       N CLASS SHARES)
                                                 ---------------------------------------------------------           THROUGH
                                                     2003           2002           2001           2000          OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $      10.13   $      15.16   $      37.54   $      30.74       $      20.62
                                                 ------------   ------------   ------------   ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                (0.18)         (0.19)         (0.21)         (0.43)             (0.20)
Net Realized and Unrealized Gain (Loss) on
 Investments                                             4.58          (4.84)        (21.43)          9.30              10.32
                                                 ------------   ------------   ------------   ------------       ------------
Total from Investment Operations                         4.40          (5.03)        (21.64)          8.87              10.12
                                                 ------------   ------------   ------------   ------------       ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                       --             --          (0.74)         (2.07)                --
                                                 ------------   ------------   ------------   ------------       ------------
Net Asset Value per Share, End of Period         $      14.53   $      10.13   $      15.16   $      37.54       $      30.74
                                                 ============   ============   ============   ============       ============
Total Return                                            43.43%        (33.22)%       (58.54)%        28.56%             49.08%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $     81,834   $     52,656   $     72,209   $     92,621       $        671
Ratio of Expenses to Average Net Assets                  1.68%          1.47%          1.44%          1.42%(3)           1.53%(2)(3)
Ratio of Net Investment (Loss) to Average
 Net Assets                                             (1.55)%        (1.37)%        (0.95)%        (1.02)%            (1.15)%(2)
Portfolio Turnover Rate                                 84.70%         29.01%         29.24%         50.94%             74.52%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                  NOVEMBER 1, 2002
                                                                                  (COMMENCEMENT OF
                                                                                    OFFERING OF
                                                                                  K CLASS SHARES)
                                                                                      THROUGH
                                                                                  OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                      $      10.23
                                                                                    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                                   (0.14)
Net Realized and Unrealized Gain on Investments                                             4.65
                                                                                    ------------
Total from Investment Operations                                                            4.51
                                                                                    ------------
Net Asset Value per Share, End of Period                                            $      14.74
                                                                                    ============
Total Return                                                                               44.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                            $         --(2)
Ratio of Expenses to Average Net Assets                                                     1.74%(1)
Ratio of Net Investment (Loss) to Average Net Assets                                       (1.18)%
Portfolio Turnover Rate                                                                    84.70%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.24% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Small Cap Value Fund

Financial Highlights -- I Class

                                                                                                        JUNE 14, 2000
                                                                                                        (COMMENCEMENT
                                                                   YEAR ENDED OCTOBER 31,               OF OPERATIONS)
                                                        --------------------------------------------       THROUGH
                                                            2003            2002            2001       OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period          $       8.43    $      10.99    $      10.97     $      10.00
                                                        ------------    ------------    ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                       (0.12)          (0.13)          (0.10)
Net Realized and Unrealized Gain (Loss) on Investments          5.49           (2.40)           0.36             0.97
                                                        ------------    ------------    ------------     ------------
Total from Investment Operations                                5.37           (2.53)           0.26             0.97
                                                        ------------    ------------    ------------     ------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              --           (0.03)          (0.24)              --
                                                        ------------    ------------    ------------     ------------
Net Asset Value per Share, End of Period                $      13.80    $       8.43    $      10.99     $      10.97
                                                        ============    ============    ============     ============
Total Return                                                   63.70%         (23.12)%          2.43%            9.70%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $     34,924    $     11,688    $      4,174     $      1,078
Ratio of Expenses to Average Net Assets(3)                      1.61%           1.56%           1.58%            1.55%(2)(3)
Ratio of Net Investment (Loss) to Average Net Assets           (1.16)%         (1.14)%         (0.85)%             --%(2)(4)
Portfolio Turnover Rate                                        67.67%          72.35%          77.09%           32.18%(1)

(1) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.64%, 1.89% AND 6.09% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001 AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4)  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                           MAY 1, 2002
                                                                                        (COMMENCEMENT OF
                                                                                          OFFERING OF
                                                                         YEAR ENDED     N CLASS SHARES)
                                                                         OCTOBER 31,        THROUGH
                                                                            2003        OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $       8.43      $      14.11
                                                                        ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                       (0.14)            (0.05)
Net Realized and Unrealized Gain (Loss) on Investments                          5.51             (5.63)
                                                                        ------------      ------------
Total from Investment Operations                                                5.37             (5.68)
                                                                        ------------      ------------
Net Asset Value per Share, End of Period                                $      13.80      $       8.43
                                                                        ============      ============
Total Return                                                                   63.70%           (40.26)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                             $         --      $         --
Ratio of Expenses to Average Net Assets(3)                                      1.64%             1.48%(2)
Ratio of Net Investment (Loss) to Average Net Assets                           (1.34)%           (0.89)%(2)
Portfolio Turnover Rate                                                        67.67%            72.35%(1)

(1) FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 11,978.69% FOR THE YEAR ENDED OCTOBER 31, 2003 AND 10,222.16% FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                      NOVEMBER 1, 2002
                                                                                      (COMMENCEMENT OF
                                                                                        OFFERING OF
                                                                                       K CLASS SHARES)
                                                                                           THROUGH
                                                                                      OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                          $       8.43
                                                                                        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                                       (0.12)
Net Realized and Unrealized Gain on Investments                                                 5.49
                                                                                        ------------
Total from Investment Operations                                                                5.37
                                                                                        ------------
Net Asset Value per Share, End of Period                                                $      13.80
                                                                                        ============
Total Return                                                                                   63.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                                $         --(2)
Ratio of Expenses to Average Net Assets                                                         1.64%(1)
Ratio of Net Investment (Loss) to Average Net Assets                                           (1.19)%
Portfolio Turnover Rate                                                                        67.67%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.59% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Technology Fund

Financial Highlights -- N Class

                                                                                                                NOVEMBER 1, 2000
                                                                                        YEAR ENDED               (COMMENCEMENT
                                                                                        OCTOBER 31,              OF OPERATIONS)
                                                                                ----------------------------         THROUGH
                                                                                    2003             2002       OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                  $       2.11    $       3.49      $      10.00
                                                                                ------------    ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(2)                                                               (0.05)          (0.06)            (0.07)
Net Realized and Unrealized Gain (Loss) on Investments                                  1.28           (1.32)            (6.44)
                                                                                ------------    ------------      ------------
Total from Investment Operations                                                        1.23           (1.38)            (6.51)
                                                                                ------------    ------------      ------------
Net Asset Value per Share, End of Period                                        $       3.34    $       2.11      $       3.49
                                                                                ============    ============      ============
Total Return                                                                           58.29%         (39.54)%          (65.10)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                        $      1,045    $        677      $        899
Ratio of Expenses to Average Net Assets(1)                                              2.06%           1.88%             1.70%
Ratio of Net Investment (Loss) to Average Net Assets                                   (1.96)%         (1.87)%           (1.27)%
Portfolio Turnover Rate                                                                14.64%          66.34%            41.01%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 13.39% AND 12.93% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002 AND 20.84% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Value Opportunities Fund

Financial Highlights -- I Class

                                                                           YEAR ENDED OCTOBER 31,
                                                  ---------------------------------------------------------------------------
                                                      2003           2002           2001           2000              1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year      $      13.05   $      15.94   $      14.87   $      11.23      $       9.24
                                                  ------------   ------------   ------------   ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(1)                          (0.04)         (0.06)         (0.01)          0.05             (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              6.26          (2.67)          2.38           4.80              2.00
                                                  ------------   ------------   ------------   ------------      ------------
Total from Investment Operations                          6.22          (2.73)          2.37           4.85              1.99
                                                  ------------   ------------   ------------   ------------      ------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                    --             --          (0.06)            --                --
Distributions from Net Realized Gain                        --          (0.16)         (1.24)         (1.21)               --
                                                  ------------   ------------   ------------   ------------      ------------
Total Distributions                                         --          (0.16)         (1.30)         (1.21)               --
                                                  ------------   ------------   ------------   ------------      ------------
Net Asset Value per Share, End of Year            $      19.27   $      13.05   $      15.94   $      14.87      $      11.23
                                                  ============   ============   ============   ============      ============
Total Return                                             47.66%        (17.39)%        17.56%         47.19%            21.54%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)            $    546,620   $    274,297   $    347,960   $     58,644      $     30,238
Ratio of Expenses to Average Net Assets                   0.98%          0.95%          1.02%          1.15%             1.18%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                              (0.24)%        (0.34)%        (0.04)%         0.41%            (0.10)%
Portfolio Turnover Rate                                  53.78%         84.85%         75.80%        137.41%           140.07%

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                              NOVEMBER 1, 2000
                                                                                                              (COMMENCEMENT OF
                                                                                      YEAR ENDED                OFFERING OF
                                                                                      OCTOBER 31,              N CLASS SHARES)
                                                                             ----------------------------         THROUGH
                                                                                 2003            2002         OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                               $      12.99    $      15.91       $      14.85
                                                                             ------------    ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(2)                                                            (0.09)          (0.10)             (0.10)
Net Realized and Unrealized Gain (Loss) on Investments                               6.21           (2.66)              2.42
                                                                             ------------    ------------       ------------
Total from Investment Operations                                                     6.12           (2.76)              2.32
                                                                             ------------    ------------       ------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                               --              --              (0.02)
Distributions from Net Realized Gain                                                   --           (0.16)             (1.24)
                                                                             ------------    ------------       ------------
Total Distributions                                                                    --           (0.16)             (1.26)
                                                                             ------------    ------------       ------------
Net Asset Value per Share, End of Period                                     $      19.11    $      12.99       $      15.91
                                                                             ============    ============       ============
Total Return                                                                        47.11%         (17.61)%            17.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                     $    137,795    $     82,884       $     56,327
Ratio of Expenses to Average Net Assets                                              1.33%           1.23%              1.49%
Ratio of Net Investment (Loss) to Average Net Assets                                (0.58)%         (0.62)%            (0.62)%
Portfolio Turnover Rate                                                             53.78%          84.85%             75.80%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2001.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                  NOVEMBER 1, 2002
                                                                                  (COMMENCEMENT OF
                                                                                    OFFERING OF
                                                                                   K CLASS SHARES)
                                                                                      THROUGH
                                                                                  OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                                      $      13.05
                                                                                    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                                   (0.02)
Net Realized and Unrealized Gain on Investments                                             6.24
                                                                                    ------------
Total from Investment Operations                                                            6.22
                                                                                    ------------
Net Asset Value per Share, End of Period                                            $      19.27
                                                                                    ============
Total Return                                                                               47.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                            $         --(2)
Ratio of Expenses to Average Net Assets                                                     1.54%(1)
Ratio of Net Investment (Loss) to Average Net Assets                                       (0.14)%
Portfolio Turnover Rate                                                                    53.78%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 2.05% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(2)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US EQUITIES

TCW Galileo Funds, Inc.

Independent Auditors' Report

Board of Directors and Shareholders
TCW Galileo Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Diversified Value Fund, TCW Galileo Focused Large Cap Value Fund, TCW Galileo Growth Insights Fund, TCW Galileo Income + Growth Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Opportunity Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Small Cap Value Fund, TCW Galileo Technology Fund and TCW Galileo Value Opportunities Fund (the "TCW Galileo U.S. Equities Funds") (fourteen of twenty-four funds composing TCW Galileo Funds, Inc.) as of October 31, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the respective period in the periods then ended and the financial highlights for each of the respective periods in the periods ended October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 2001 of TCW Galileo Diversified Value Fund, TCW Galileo Income + Growth Fund and TCW Galileo Opportunity (formerly the SG Cowen Large Cap Value Fund, SG Cowen Income + Growth Fund and SG Cowen Opportunity Fund, respectively, and collectively referred to as the "Cowen Funds") and the financial highlights for each of the three years in the period ended November 30, 2001 of the Cowen Funds were audited by other auditors whose report, dated January 18, 2002, expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights for the period from January 2, 1998 (commencement of operations) through November 30, 1998 of the TCW Galileo Diversified Fund and the year ended November 30, 1998 of the TCW Galileo Income + Growth Fund and the TCW Galileo Opportunity Fund were also audited by other auditors whose report, dated January 8, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Equities Funds as of October 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

December 24, 2003
Los Angeles, California

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2003, the following funds paid a capital gain distribution within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code. The funds also designate as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                                    AMOUNT PER
FUND                                                                  SHARE
----                                                                ----------
TCW Galileo Income + Growth Fund                                     $   0.82
TCW Galileo Opportunity Fund                                         $   0.08

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Funds' transfer agent in January 2004.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

        NAME, ADDRESS,
           AGE AND                    TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         OTHER DIRECTORSHIPS
     POSITION WITH FUNDS            LENGTH OF TIME SERVED            DURING PAST 5 YEARS             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Samuel P. Bell (67)            Mr. Bell has served as a         President, Los Angeles         Point 360 (audio visual
333 South Hope Street          director of TCW Galileo Funds,   Business Advisors since 1996.  services), TCW Premier Funds
Suite 2660                     Inc. since October 2002.         Previously Mr. Bell served as  (mutual fund) and TCW
Los Angeles, CA 90071                                           the Area Managing Partner of   Convertible Securities Fund,
Director                                                        Ernst & Young for the Pacific  Inc. (closed-end fund).
                                                                Southwest Area.

Richard W. Call (79)           Mr. Call has served as a         Private Investor. Former       TCW Premier Funds (mutual
496 Prospect Terrace           director of TCW Galileo Funds,   President of The Seaver        fund) and TCW Convertible
Pasadena, CA 91103             Inc. since February 1994.        Institute (a private           Securities Fund, Inc.
Director                                                        foundation).                   (closed-end fund).


Matthew K. Fong (50)           Mr. Fong has served as a         President, Strategic Advisory  Seismic Warning Systems, Inc.,
Strategic Advisory Group       director of TCW Galileo Funds,   Group, Of Counsel Sheppard,    Viata Inc. (home entertainment
13191 Crossroad Parkway North  Inc. since April 1999.           Mullin, Richter & Hamilton     products), TCW Convertible
City of Industry, CA 91746                                      (law firm) since 1999. From    Securities Funds, Inc.
Director                                                        1995 to 1998, Mr. Fong served  (closed-end fund) and TCW
                                                                as Treasurer of the State of   Premier Funds (mutual fund).
                                                                California.

John A. Gavin (72)             Mr. Gavin has served as a        Founder and Chairman of Gamma  Causeway Capital, TCW
c/o Paul, Hastings,            director of TCW Galileo Funds,   Holdings (international        Convertible Securities Fund,
Janofsky & Walker LLP          Inc., since May 2001.            capital consulting firm).      Inc. (closed-end fund), TCW
Counsel to the Independent                                                                     Premier Funds (mutual fund)
Directors                                                                                      and Hotchkis and Wiley Funds
515 South Flower Street                                                                        (mutual funds)
Los Angeles, CA 90071
Director

Patrick C. Haden (50)          Mr. Haden has served as a        General Partner, Riordan,      Elkay Plastics Co., Inc., Indy
300 South Grand Avenue         director of TCW Galileo Funds,   Lewis & Haden (private equity  Mac Mortgage Holdings
Los Angeles, CA 90071          Inc. since May 2001.             partnership).                  (mortgage banking), Bradshaw
Director                                                                                       International Inc.
                                                                                               (housewares), Financial
                                                                                               Pacific Insurance Group, Inc.,
                                                                                               Tetra Tech, Inc.
                                                                                               (environmental consulting),
                                                                                               TCW Premier Funds (mutual
                                                                                               fund) and TCW Convertible
                                                                                               Securities Fund, Inc.
                                                                                               (closed-end fund).

        NAME, ADDRESS,
           AGE AND                    TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         OTHER DIRECTORSHIPS
     POSITION WITH FUNDS            LENGTH OF TIME SERVED            DURING PAST 5 YEARS             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Charles A. Parker (69)         Mr. Parker has served as a       Private Investor.              Horace Mann Educators Corp.,
c/o Paul, Hastings,            director since April 2003.                                      trustee of the Burridge Center
Janofsky & Walker LLP                                                                          for Research in Security
Counsel to the Independent                                                                     Prices (University of
Directors                                                                                      Colorado), Amerindo Funds
515 South Flower Street                                                                        (mutual fund), TCW Convertible
Los Angeles, CA 90071                                                                          Securities Fund, Inc.
Director                                                                                       (closed-end fund) and TCW
                                                                                               Premier Funds (mutual fund).

INTERESTED DIRECTORS

Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

        NAME, ADDRESS,
           AGE AND                    TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)         OTHER DIRECTORSHIPS
     POSITION WITH FUNDS            LENGTH OF TIME SERVED            DURING PAST 5 YEARS             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Marc I. Stern (59)             Mr. Stern has served as a        President and Director, The    Qualcomm Incorporated
865 South Figueroa Street      director since inception of      TCW Group, Inc., Chairman,     (wireless communications) and
Los Angeles, CA. 90017         TCW Galileo Funds, Inc. in       the Advisor, Vice Chairman,    TCW Premier Funds (mutual
Chairman                       September 1992.                  TCW Asset Management Company,  fund).
                                                                Vice Chairman, Trust Company
                                                                of the West.

Thomas E. Larkin, Jr. (64)     Mr. Larkin has served as a       Vice Chairman, The TCW Group,  TCW Premier Funds (mutual
865 South Figueroa Street      director since inception of      Inc., the Advisor, TCW Asset   fund).
Los Angeles, CA. 90017         TCW Galileo Funds, Inc., in      Management Company and Trust
Director                       September 1992.                  Company of the West.

The officers of the Company who are not directors of the Company are:

                                       POSITION(S) HELD                                   PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS                   WITH COMPANY                                     DURING PAST 5 YEARS (1)
-----------------------------------------------------------------------------------------------------------------------------
Alvin R. Albe, Jr. (50)*       President and Chief Executive Officer          President and Director, the Advisor,
                                                                              Executive Vice President and Director of TCW
                                                                              Asset Management Company and Trust Company of
                                                                              the West; Executive Vice President, The TCW
                                                                              Group, Inc., President, TCW Convertible
                                                                              Securities Fund, Inc. and TCW Premier Funds.

Michael E. Cahill (52)*        Senior Vice President, General Counsel and     Managing Director, General Counsel and
                               Assistant Secretary                            Secretary, the Advisor, The TCW Group, Inc.,
                                                                              Trust Company of the West and TCW Asset
                                                                              Management Company.

                                       POSITION(S) HELD                                   PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS                   WITH COMPANY                                     DURING PAST 5 YEARS (1)
---------------------------------------------------------------------------------------------------------------------------
Charles W. Baldiswieler (45)*  Senior Vice President                          Managing Director, the Advisor, Trust Company
                                                                              of the West and TCW Asset Management Company.

Dennis J. McCarthy (46)*       Senior Vice President                          Senior Vice President, the Advisor, Trust
                                                                              Company of the West and TCW Asset Management
                                                                              Company since October, 1999. Previously, Vice
                                                                              President with Founders Asset Management.

Ronald R. Redell (32)*         Senior Vice President                          Senior Vice President, the Advisor, Trust
                                                                              Company of the West and TCW Asset Management
                                                                              Company since August, 2000. Previously,
                                                                              National Sales Manager with RS Investment
                                                                              Management (formerly Robertson Stephens).

Philip K. Holl (53)*           Secretary and Associate General Counsel        Senior Vice President and Associate General
                                                                              Counsel, the Advisor, Trust Company of the
                                                                              West and TCW Asset Management Company;
                                                                              Secretary to TCW Convertible Securities Fund,
                                                                              Inc.

David S. DeVito (40)           Treasurer and Chief Financial Officer          Managing Director and Chief Financial
                                                                              Officer, the Advisor, Trust Company of the
                                                                              West and TCW Asset Management Company;
                                                                              Treasurer to TCW Convertible Securities Fund,
                                                                              Inc.

(1) Positions with The TCW Group, Inc. and its affiliates may have changed over time.

*    Address is 865 South Figueroa Street, 18th Floor, Los Angeles,
     California 90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Advisor, is an Assistant Secretary of the Company and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

Shareholder Information

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Charles A. Parker
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Patrick C. Haden
Director

Thomas E. Larkin, Jr.
Director

Alvin R. Albe, Jr.
President, and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ron R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

George Winn
Assistant Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017


GALartEQ1003

ITEM 1.   REPORT TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  EX-99.CODE - Code of Ethics (filed herewith).

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)

                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

By (Signature and Title)

                                            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 8, 2004